UNITED STATES

SECURITIES AND EXCHANGE COMMISSION

Washington, D.C. 20549

FORM N-Q

QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED MANAGEMENT INVESTMENT COMPANY

Investment Company Act file number   811-21991

Fidelity Rutland Square Trust II

(Exact name of registrant as specified in charter)

245 Summer St., Boston, Massachusetts  02210

(Address of principal executive offices)       (Zip code)

John Hitt, Secretary

245 Summer St.

Boston, Massachusetts  02210

(Name and address of agent for service)

Registrant's telephone number, including area code:

617-563-7000

Date of fiscal year end:	May 31

Date of reporting period:	August 31, 2017

Item 1.

Schedule of Investments

Quarterly Holdings Report
for

Strategic Advisers® Core Fund

Offered exclusively to certain clients of Strategic Advisers, Inc. - not available for sale to the general public

August 31, 2017

SAI-COR-QTLY-1017
1.902943.107

Investments August 31, 2017 (Unaudited)

Showing Percentage of Net Assets

Common Stocks - 80.9%
	Shares	Value
CONSUMER DISCRETIONARY - 9.6%
Auto Components - 0.3%
BorgWarner, Inc.	126,700	$5,880,147
Cooper Tire & Rubber Co. (a)	55,800	1,874,880
Delphi Automotive PLC	390,393	37,633,885
Gentex Corp.	34,800	635,796
Lear Corp.	54,300	8,120,022
Magna International, Inc. Class A (sub. vtg.)	104,700	5,038,177
The Goodyear Tire & Rubber Co.	244,300	7,402,290
		66,585,197
Automobiles - 0.3%
Ford Motor Co.	1,778,611	19,618,079
General Motors Co.	619,900	22,651,146
Harley-Davidson, Inc. (a)	84,900	3,991,149
Tesla, Inc. (b)	70,900	25,233,310
Thor Industries, Inc.	8,955	972,871
		72,466,555
Distributors - 0.0%
LKQ Corp. (b)	47,300	1,638,945
Diversified Consumer Services - 0.0%
H&R Block, Inc.	25,100	671,174
New Oriental Education & Technology Group, Inc. sponsored ADR	33,150	2,710,013
		3,381,187
Hotels, Restaurants & Leisure - 2.1%
ARAMARK Holdings Corp.	106,100	4,317,209
Brinker International, Inc. (a)	61,900	1,932,518
Carnival Corp.	887,770	61,682,260
Domino's Pizza, Inc.	1,285	234,204
Hilton, Inc.	77,666	4,996,254
Hyatt Hotels Corp. Class A (b)	4,700	279,697
Marriott International, Inc. Class A	252,520	26,156,022
McDonald's Corp.	1,349,002	215,799,850
Norwegian Cruise Line Holdings Ltd. (b)	363,723	21,626,970
Restaurant Brands International, Inc.	281,530	17,186,012
Royal Caribbean Cruises Ltd.	216,880	26,992,885
Starbucks Corp.	1,505,194	82,574,943
Wyndham Worldwide Corp.	76,300	7,605,584
Yum! Brands, Inc.	360,700	27,708,974
		499,093,382
Household Durables - 0.5%
D.R. Horton, Inc.	10,900	394,035
Garmin Ltd. (a)	23,000	1,184,500
Leggett & Platt, Inc.	14,800	680,356
Lennar Corp. Class A	805,842	41,710,382
Mohawk Industries, Inc. (b)	122,514	31,010,744
Newell Brands, Inc.	447,700	21,614,956
NVR, Inc. (b)	450	1,224,383
PulteGroup, Inc.	38,200	986,324
Sony Corp. sponsored ADR	45,800	1,815,054
Toll Brothers, Inc.	237,576	9,255,961
Whirlpool Corp.	82,030	14,077,989
		123,954,684
Internet & Direct Marketing Retail - 1.4%
Amazon.com, Inc. (b)	208,435	204,391,361
JD.com, Inc. sponsored ADR (b)	95,800	4,014,978
Netflix, Inc. (b)	127,700	22,310,467
Priceline Group, Inc. (b)	53,822	99,682,650
		330,399,456
Leisure Products - 0.0%
Brunswick Corp.	10,800	566,784
Media - 2.9%
CBS Corp. Class B	876,144	56,125,785
Charter Communications, Inc. Class A (b)	157,948	62,948,596
Cinemark Holdings, Inc.	3,530	117,514
Comcast Corp. Class A	6,393,319	259,632,685
Discovery Communications, Inc. Class A (b)	8,230	182,788
DISH Network Corp. Class A (b)	501,944	28,756,372
Gannett Co., Inc.	32,450	275,501
Interpublic Group of Companies, Inc.	13,700	275,918
News Corp. Class A	46,000	615,020
Omnicom Group, Inc.	28,100	2,033,878
Scripps Networks Interactive, Inc. Class A	9,700	830,805
Tegna, Inc.	64,900	819,038
The Madison Square Garden Co. (b)	148,920	31,646,989
The Walt Disney Co.	1,251,890	126,691,268
Time Warner, Inc. (c)	512,013	51,764,514
Twenty-First Century Fox, Inc. Class A	1,280,470	35,328,167
Viacom, Inc. Class B (non-vtg.)	190,100	5,436,860
		663,481,698
Multiline Retail - 0.2%
Big Lots, Inc. (a)	13,500	642,600
Dillard's, Inc. Class A (a)	19,700	1,197,760
Dollar General Corp.	184,286	13,371,792
Kohl's Corp.	92,500	3,679,650
Macy's, Inc.	107,700	2,236,929
Target Corp.	332,600	18,136,678
		39,265,409
Specialty Retail - 1.7%
American Eagle Outfitters, Inc.	164,700	1,968,165
AutoZone, Inc. (b)	40,885	21,605,269
Best Buy Co., Inc.	124,600	6,760,796
CarMax, Inc. (b)	22,400	1,504,160
Cars.com, Inc. (a)	21,633	559,429
Dick's Sporting Goods, Inc.	1,480	39,013
Gap, Inc.	108,400	2,560,408
Home Depot, Inc.	958,998	143,725,030
L Brands, Inc.	90,900	3,292,398
Lowe's Companies, Inc.	917,410	67,787,425
O'Reilly Automotive, Inc. (b)	209,835	41,154,939
Office Depot, Inc.	40,900	175,461
Penske Automotive Group, Inc.	77,600	3,287,136
Ross Stores, Inc.	296,410	17,325,165
TJX Companies, Inc.	1,007,296	72,827,501
Williams-Sonoma, Inc. (a)	10,400	478,400
		385,050,695
Textiles, Apparel & Luxury Goods - 0.2%
Coach, Inc.	251,900	10,504,230
Hanesbrands, Inc.	14,700	356,622
NIKE, Inc. Class B	766,512	40,479,499
PVH Corp.	11,355	1,429,481
VF Corp.	7,700	484,099
		53,253,931

TOTAL CONSUMER DISCRETIONARY		2,239,137,923

CONSUMER STAPLES - 6.3%
Beverages - 2.2%
Coca-Cola European Partners PLC	1,925,053	82,777,279
Constellation Brands, Inc. Class A (sub. vtg.)	343,592	68,752,759
Dr. Pepper Snapple Group, Inc.	405,100	36,884,355
Molson Coors Brewing Co. Class B	546,967	49,090,288
Monster Beverage Corp. (b)	285,800	15,953,356
PepsiCo, Inc.	1,940,409	224,563,534
The Coca-Cola Co.	705,936	32,155,385
		510,176,956
Food & Staples Retailing - 1.0%
Costco Wholesale Corp.	151,100	23,683,414
CVS Health Corp.	694,337	53,700,024
Kroger Co.	1,233,267	26,971,549
Wal-Mart Stores, Inc.	905,009	70,654,053
Walgreens Boots Alliance, Inc.	652,564	53,183,966
		228,193,006
Food Products - 1.4%
Archer Daniels Midland Co.	193,100	7,978,892
Bunge Ltd.	172,000	12,836,360
Campbell Soup Co.	190,654	8,808,215
Fresh Del Monte Produce, Inc.	57,000	2,678,430
General Mills, Inc.	221,829	11,814,613
Hormel Foods Corp.	137,400	4,223,676
Ingredion, Inc.	41,460	5,133,577
McCormick & Co., Inc. (non-vtg.)	48,200	4,585,266
Mondelez International, Inc.	2,353,139	95,678,632
Pilgrim's Pride Corp. (a)(b)	210,100	6,187,445
Pinnacle Foods, Inc.	4,145	245,840
Post Holdings, Inc. (b)	80,900	6,887,017
Sanderson Farms, Inc. (a)	34,000	5,015,680
The Hershey Co.	464,302	48,714,566
The Kraft Heinz Co.	988,126	79,791,175
Tyson Foods, Inc. Class A	405,570	25,672,581
		326,251,965
Household Products - 0.3%
Clorox Co.	160,607	22,248,888
Procter & Gamble Co. (c)	549,491	50,701,535
		72,950,423
Personal Products - 0.4%
Coty, Inc. Class A	1,341,644	22,244,458
Estee Lauder Companies, Inc. Class A	568,540	60,828,095
Herbalife Ltd. (a)(b)	161,600	11,152,016
Unilever NV (NY Reg.)	89,800	5,343,100
		99,567,669
Tobacco - 1.0%
Altria Group, Inc.	1,305,046	82,739,916
British American Tobacco PLC sponsored ADR	188,671	11,720,243
Philip Morris International, Inc.	1,042,833	121,938,463
		216,398,622

TOTAL CONSUMER STAPLES		1,453,538,641

ENERGY - 4.6%
Energy Equipment & Services - 0.2%
Baker Hughes, a GE Co. Class A	253,600	8,597,040
C&J Energy Services, Inc.	8,100	204,606
Dril-Quip, Inc. (b)	17,800	668,390
Frank's International NV (a)	64,055	402,265
Halliburton Co.	150,000	5,845,500
Nabors Industries Ltd.	21,800	142,790
National Oilwell Varco, Inc.	102,200	3,134,474
NCS Multistage Holdings, Inc.	39,500	780,520
Newpark Resources, Inc. (b)	117,000	941,850
Oceaneering International, Inc.	91,700	2,067,835
Odfjell Drilling A/S (b)	95,800	293,897
RigNet, Inc. (b)	40,400	646,400
Rowan Companies PLC (b)	156,000	1,521,000
Schlumberger Ltd.	270,717	17,193,237
Shelf Drilling Ltd.	128,800	1,029,344
TechnipFMC PLC	148,900	3,846,087
Tesco Corp. (b)	16,400	72,160
TETRA Technologies, Inc. (b)	74,500	153,470
Total Energy Services, Inc.	6,200	60,573
Trinidad Drilling Ltd. (b)	162,800	217,719
Xtreme Drilling & Coil Services Corp. (b)	171,600	274,835
		48,093,992
Oil, Gas & Consumable Fuels - 4.4%
Anadarko Petroleum Corp.	546,144	22,353,674
Andeavor	213,400	21,372,010
Apache Corp.	353,500	13,729,940
Bharat Petroleum Corp. Ltd.	105,967	876,774
BP PLC sponsored ADR	194,300	6,748,039
Cabot Oil & Gas Corp.	95,200	2,432,360
Callon Petroleum Co. (b)	195,900	2,029,524
Centennial Resource Development, Inc. Class A	53,500	925,015
Cheniere Energy Partners LP Holdings LLC	28,300	711,179
Cheniere Energy, Inc. (b)	19,700	842,963
Chevron Corp.	1,970,462	212,061,120
Cimarex Energy Co.	31,200	3,110,328
Concho Resources, Inc. (b)	235,629	26,147,750
ConocoPhillips Co.	1,108,200	48,384,012
Continental Resources, Inc. (b)	153,900	5,220,288
Delek U.S. Holdings, Inc.	95,129	2,351,589
Devon Energy Corp.	101,500	3,187,100
Diamondback Energy, Inc. (b)	344,600	31,286,234
Enbridge, Inc.	134,600	5,380,766
Encana Corp.	238,600	2,225,978
Enterprise Products Partners LP	58,000	1,512,060
EOG Resources, Inc.	1,154,265	98,100,982
EQT Corp.	225,185	14,038,033
Extraction Oil & Gas, Inc.	48,359	635,437
Exxon Mobil Corp.	1,361,108	103,893,374
GasLog Partners LP	17,900	406,330
Gener8 Maritime, Inc. (b)	152,000	684,000
Golar LNG Ltd.	26,700	578,856
Hess Corp.	150,900	5,870,010
HollyFrontier Corp.	20,900	654,379
Imperial Oil Ltd.	372,800	11,004,131
Jagged Peak Energy, Inc. (a)	10,900	139,629
Kinder Morgan, Inc.	1,001,400	19,357,062
Magellan Midstream Partners LP	184,866	12,458,120
Marathon Oil Corp.	53,100	590,472
Marathon Petroleum Corp.	395,100	20,722,995
Matador Resources Co. (b)	45,300	1,068,174
Murphy Oil Corp.	13,300	301,378
Newfield Exploration Co. (b)	50,400	1,316,952
Noble Midstream Partners LP	33,500	1,613,695
Occidental Petroleum Corp.	1,419,563	84,747,911
Parsley Energy, Inc. Class A (b)	152,200	3,812,610
PBF Energy, Inc. Class A (a)	106,400	2,519,552
PDC Energy, Inc. (b)	31,900	1,254,627
Phillips 66 Co.	477,754	40,040,563
Pilipinas Shell Petroleum Corp.	497,400	641,508
Pioneer Natural Resources Co.	294,079	38,127,342
Range Resources Corp.	15,900	276,024
Reliance Industries Ltd.	35,382	882,406
Resolute Energy Corp. (a)(b)	10,400	307,320
Ring Energy, Inc. (b)	37,100	442,232
Royal Dutch Shell PLC Class B sponsored ADR (a)	53,400	3,024,042
RSP Permian, Inc. (b)	106,100	3,329,418
Seven Generations Energy Ltd. (b)	75,100	1,143,264
Suncor Energy, Inc.	1,578,297	49,456,466
Teekay LNG Partners LP	10,900	185,300
The Williams Companies, Inc.	1,172,054	34,845,165
Total SA sponsored ADR (a)	333,200	17,339,728
TransCanada Corp.	266,350	13,524,928
Valero Energy Corp.	266,600	18,155,460
Viper Energy Partners LP	51,600	872,040
WPX Energy, Inc. (b)	102,600	1,024,974
		1,022,275,592

TOTAL ENERGY		1,070,369,584

FINANCIALS - 12.7%
Banks - 6.7%
Allied Irish Banks PLC	360,800	2,150,149
Bank of America Corp. (c)	13,509,106	322,732,542
BB&T Corp.	146,100	6,733,749
BOK Financial Corp.	7,900	635,792
CIT Group, Inc.	104,300	4,677,855
Citigroup, Inc. (c)	5,259,619	357,811,881
Citizens Financial Group, Inc.	656,100	21,736,593
Comerica, Inc.	19,000	1,296,750
Commerce Bancshares, Inc.	11,084	609,509
Cullen/Frost Bankers, Inc.	6,700	564,140
East West Bancorp, Inc.	16,900	935,753
Fifth Third Bancorp	1,248,800	32,631,144
First Republic Bank	184,502	17,905,919
Huntington Bancshares, Inc.	1,697,800	21,375,302
Investors Bancorp, Inc.	36,000	471,240
JPMorgan Chase & Co. (c)	3,649,616	331,713,598
KeyCorp	1,797,728	30,938,899
M&T Bank Corp.	18,600	2,750,196
PacWest Bancorp	14,400	650,160
PNC Financial Services Group, Inc. (c)	442,374	55,478,123
Prosperity Bancshares, Inc.	8,400	501,900
Regions Financial Corp.	840,800	11,863,688
SunTrust Banks, Inc.	420,220	23,154,122
SVB Financial Group (b)	95,508	16,173,325
Synovus Financial Corp.	64,300	2,708,316
U.S. Bancorp	1,854,641	95,050,351
Wells Fargo & Co.	3,797,288	193,927,498
Western Alliance Bancorp. (b)	8,200	395,486
Zions Bancorporation	27,770	1,212,438
		1,558,786,418
Capital Markets - 2.3%
Affiliated Managers Group, Inc.	15,500	2,738,695
Ameriprise Financial, Inc.	175,069	24,248,807
Bank of New York Mellon Corp.	820,475	42,894,433
BlackRock, Inc. Class A	50,300	21,076,203
Brighthouse Financial, Inc.	51,362	2,931,229
CBOE Holdings, Inc.	150,194	15,153,073
Charles Schwab Corp.	1,303,747	52,019,505
CME Group, Inc.	71,027	8,935,197
E*TRADE Financial Corp. (b)	395,300	16,211,253
Eaton Vance Corp. (non-vtg.)	12,500	594,750
Franklin Resources, Inc.	68,100	2,943,963
Goldman Sachs Group, Inc.	183,600	41,078,664
IntercontinentalExchange, Inc.	828,347	53,569,200
Invesco Ltd.	49,200	1,612,776
KKR & Co. LP	1,844,883	35,071,226
Lazard Ltd. Class A	10,100	433,189
Legg Mason, Inc.	165,200	6,308,988
Morgan Stanley	2,220,272	101,022,376
Northern Trust Corp.	143,700	12,717,450
Raymond James Financial, Inc.	15,600	1,221,792
S&P Global, Inc.	59,454	9,175,536
State Street Corp. (c)	762,017	70,478,952
T. Rowe Price Group, Inc.	29,200	2,463,312
TD Ameritrade Holding Corp.	375,800	16,279,656
The NASDAQ OMX Group, Inc.	16,700	1,258,846
		542,439,071
Consumer Finance - 0.7%
Ally Financial, Inc.	537,300	12,142,980
American Express Co.	268,320	23,102,352
Capital One Financial Corp.	879,077	69,983,320
Credit Acceptance Corp. (a)(b)	1,500	408,450
Discover Financial Services	287,074	16,923,012
Navient Corp.	136,660	1,803,912
Nelnet, Inc. Class A	32,500	1,541,475
OneMain Holdings, Inc. (b)	187,400	5,129,138
Santander Consumer U.S.A. Holdings, Inc. (b)	42,100	601,188
SLM Corp. (b)	60,900	619,353
Synchrony Financial	687,755	21,175,976
		153,431,156
Diversified Financial Services - 0.6%
Berkshire Hathaway, Inc. Class B (b)	715,782	129,671,067
GDS Holdings Ltd. ADR	97,600	912,560
Leucadia National Corp.	43,600	1,032,448
On Deck Capital, Inc. (b)	73,100	353,073
Voya Financial, Inc.	329,649	12,602,481
		144,571,629
Insurance - 2.4%
AFLAC, Inc.	122,500	10,112,375
Alleghany Corp. (b)	1,900	1,069,263
Allstate Corp.	140,400	12,706,200
American Financial Group, Inc.	61,800	6,291,858
American International Group, Inc.	1,057,894	63,981,429
Arthur J. Gallagher & Co.	191,293	11,075,865
Assurant, Inc.	51,100	4,838,659
Assured Guaranty Ltd.	15,000	638,100
Athene Holding Ltd.	602,578	32,243,949
Axis Capital Holdings Ltd.	49,700	2,993,928
Chubb Ltd.	393,481	55,646,083
Cincinnati Financial Corp.	17,600	1,352,384
CNA Financial Corp.	248,982	12,215,057
Everest Re Group Ltd.	34,400	8,685,312
FNF Group	171,400	8,268,336
Genworth Financial, Inc. Class A (b)	116,700	400,281
Hartford Financial Services Group, Inc.	292,700	15,826,289
Lincoln National Corp.	167,900	11,393,694
Loews Corp.	199,090	9,273,612
Markel Corp. (b)	1,700	1,788,383
Marsh & McLennan Companies, Inc.	537,775	41,989,472
MetLife, Inc.	1,433,976	67,153,096
Old Republic International Corp.	31,900	608,971
Principal Financial Group, Inc.	34,900	2,181,948
Progressive Corp.	1,029,850	47,867,428
Prudential Financial, Inc.	126,500	12,913,120
Reinsurance Group of America, Inc.	45,500	6,117,475
RenaissanceRe Holdings Ltd.	4,900	681,884
The Travelers Companies, Inc.	280,900	34,039,462
Torchmark Corp.	36,000	2,770,920
Unum Group	251,375	12,111,248
Validus Holdings Ltd.	8,900	446,335
W.R. Berkley Corp.	14,700	979,608
Willis Group Holdings PLC	166,671	24,745,643
XL Group Ltd.	568,190	23,273,062
		548,680,729
Mortgage Real Estate Investment Trusts - 0.0%
Annaly Capital Management, Inc.	361,000	4,512,500
Thrifts & Mortgage Finance - 0.0%
Radian Group, Inc.	198,900	3,480,750

TOTAL FINANCIALS		2,955,902,253

HEALTH CARE - 11.2%
Biotechnology - 2.2%
AbbVie, Inc.	323,750	24,378,375
Ablynx NV (b)	115,000	1,642,821
Acorda Therapeutics, Inc. (b)	70,188	1,459,910
Advanced Accelerator Applications SA sponsored ADR (b)	23,500	1,150,795
Alexion Pharmaceuticals, Inc. (b)	390,020	55,542,748
Alnylam Pharmaceuticals, Inc. (b)	22,000	1,886,060
Amgen, Inc.	638,074	113,430,415
Amicus Therapeutics, Inc. (b)	200,000	2,788,000
AnaptysBio, Inc.	30,000	839,100
Ascendis Pharma A/S sponsored ADR (b)	40,000	1,118,400
BeiGene Ltd. ADR (b)	33,000	2,274,360
Biogen, Inc. (b)	198,410	62,808,670
BioMarin Pharmaceutical, Inc. (b)	95,268	8,592,221
Bioverativ, Inc.	55,000	3,117,950
bluebird bio, Inc. (b)	17,000	2,122,450
Blueprint Medicines Corp. (b)	44,000	2,385,680
Calithera Biosciences, Inc. (b)	50,000	820,000
Celgene Corp. (b)	324,790	45,123,075
Cellectis SA sponsored ADR (b)	32,800	943,328
CytomX Therapeutics, Inc. (b)	34,656	598,856
Gilead Sciences, Inc.	317,480	26,576,251
Heron Therapeutics, Inc. (b)	30,000	495,000
Incyte Corp. (b)	115,200	15,829,632
Insmed, Inc. (b)	123,000	1,527,660
Intercept Pharmaceuticals, Inc. (b)	33,300	3,883,113
Loxo Oncology, Inc. (b)	28,000	2,335,200
Momenta Pharmaceuticals, Inc. (b)	114,000	1,920,900
Neurocrine Biosciences, Inc. (b)	60,000	3,396,000
Prothena Corp. PLC (b)	23,000	1,413,120
Regeneron Pharmaceuticals, Inc. (b)	33,600	16,695,840
Shire PLC sponsored ADR	152,301	22,752,246
Spark Therapeutics, Inc. (b)	33,000	2,716,890
TESARO, Inc. (b)	35,000	4,519,900
United Therapeutics Corp. (b)	13,000	1,700,400
Vertex Pharmaceuticals, Inc. (b)	467,265	75,014,723
Xencor, Inc. (b)	60,000	1,297,200
		515,097,289
Health Care Equipment & Supplies - 2.2%
Abbott Laboratories	405,406	20,651,382
Atricure, Inc. (b)	84,500	1,895,335
Becton, Dickinson & Co.	331,788	66,171,799
Boston Scientific Corp. (b)	2,335,501	64,343,053
Danaher Corp.	1,746,843	145,721,643
Dentsply Sirona, Inc.	95,900	5,425,063
DexCom, Inc. (b)	67,000	4,998,870
Edwards Lifesciences Corp. (b)	4,235	481,350
Fisher & Paykel Healthcare Corp.	120,000	1,014,103
Genmark Diagnostics, Inc. (b)	330,000	3,214,200
Hologic, Inc. (b)	116,500	4,496,900
Insulet Corp. (b)	50,000	2,903,000
Integra LifeSciences Holdings Corp. (b)	56,000	2,855,440
Intuitive Surgical, Inc. (b)	63,300	63,595,611
Medtronic PLC	916,679	73,902,661
Penumbra, Inc. (b)	38,000	3,268,000
Stryker Corp.	270,100	38,184,037
The Cooper Companies, Inc.	6,760	1,695,611
Wright Medical Group NV (b)	150,000	4,440,000
Zimmer Biomet Holdings, Inc.	85,855	9,810,651
		519,068,709
Health Care Providers & Services - 2.6%
Aetna, Inc.	532,048	83,903,970
AmerisourceBergen Corp.	101,854	8,173,784
Anthem, Inc.	228,900	44,873,556
Cardinal Health, Inc.	118,000	7,960,280
Centene Corp. (b)	152,379	13,538,874
Cigna Corp.	370,983	67,541,165
DaVita HealthCare Partners, Inc. (b)	23,500	1,376,160
EBOS Group Ltd.	145,199	1,795,235
Envision Healthcare Corp.	179,800	9,423,318
Express Scripts Holding Co. (b)	313,621	19,701,671
HCA Holdings, Inc. (b)	291,700	22,945,122
Henry Schein, Inc. (b)	17,200	2,987,296
Humana, Inc.	271,596	69,968,562
Laboratory Corp. of America Holdings (b)	14,900	2,337,363
LifePoint Hospitals, Inc. (b)	42,500	2,462,875
McKesson Corp.	152,574	22,780,824
Quest Diagnostics, Inc.	40,300	4,366,505
Teladoc, Inc. (b)	140,000	4,697,000
Tenet Healthcare Corp. (b)	82,000	1,407,940
United Drug PLC (United Kingdom)	140,000	1,515,255
UnitedHealth Group, Inc.	1,042,984	207,449,518
Universal Health Services, Inc. Class B	82,900	8,963,977
		610,170,250
Health Care Technology - 0.1%
athenahealth, Inc. (b)	49,200	6,933,756
Castlight Health, Inc. Class B (b)	650,000	2,535,000
Cerner Corp. (b)	129,620	8,785,644
Evolent Health, Inc. (b)	90,000	1,503,000
		19,757,400
Life Sciences Tools & Services - 0.3%
Agilent Technologies, Inc.	695,277	44,998,327
Thermo Fisher Scientific, Inc.	152,314	28,504,042
		73,502,369
Pharmaceuticals - 3.8%
Allergan PLC	466,772	107,114,839
AstraZeneca PLC:
(United Kingdom)	44,000	2,579,624
sponsored ADR	128,900	3,845,087
Avexis, Inc. (b)	8,000	746,800
Bayer AG	20,000	2,559,468
Bristol-Myers Squibb Co.	743,907	44,991,495
Dechra Pharmaceuticals PLC	120,000	2,968,440
Eisai Co. Ltd.	30,000	1,553,827
Eli Lilly & Co.	852,507	69,300,294
GlaxoSmithKline PLC	190,000	3,769,555
GlaxoSmithKline PLC sponsored ADR	761,000	30,615,030
Jazz Pharmaceuticals PLC (b)	19,000	2,837,840
Johnson & Johnson	1,994,988	264,076,562
Mallinckrodt PLC (b)	619,200	25,436,736
Merck & Co., Inc.	2,115,797	135,114,796
Mylan N.V. (b)	210,946	6,640,580
Novartis AG sponsored ADR	40,471	3,411,301
Pfizer, Inc.	2,585,815	87,710,845
Sanofi SA	69,142	6,741,369
Teva Pharmaceutical Industries Ltd. sponsored ADR	423,903	6,723,102
The Medicines Company (b)	50,000	1,834,500
TherapeuticsMD, Inc. (a)(b)	320,000	1,920,000
Theravance Biopharma, Inc. (b)	80,000	2,613,600
Valeant Pharmaceuticals International, Inc. (Canada) (b)	132,890	1,783,384
Zoetis, Inc. Class A	846,326	53,064,640
		869,953,714

TOTAL HEALTH CARE		2,607,549,731

INDUSTRIALS - 8.4%
Aerospace & Defense - 2.3%
General Dynamics Corp.	144,001	28,994,601
Hexcel Corp.	11,000	591,470
Huntington Ingalls Industries, Inc.	5,600	1,198,176
L3 Technologies, Inc.	9,000	1,633,320
Lockheed Martin Corp.	172,033	52,537,158
Moog, Inc. Class A (b)	41,400	3,177,864
Northrop Grumman Corp.	725,379	197,455,418
Orbital ATK, Inc.	44,700	4,987,626
Raytheon Co.	17,100	3,112,371
Rockwell Collins, Inc.	106,000	13,891,300
Spirit AeroSystems Holdings, Inc. Class A	81,100	6,041,950
Textron, Inc.	363,500	17,844,215
The Boeing Co.	501,923	120,290,866
Triumph Group, Inc. (a)	61,300	1,612,190
United Technologies Corp.	663,084	79,384,416
		532,752,941
Air Freight & Logistics - 0.4%
C.H. Robinson Worldwide, Inc.	58,987	4,166,252
FedEx Corp.	256,400	54,967,032
United Parcel Service, Inc. Class B	238,008	27,218,595
		86,351,879
Airlines - 0.6%
Alaska Air Group, Inc.	75,200	5,614,432
American Airlines Group, Inc.	574,710	25,712,525
Delta Air Lines, Inc.	1,210,701	57,132,980
Southwest Airlines Co.	72,800	3,795,792
United Continental Holdings, Inc. (b)	625,622	38,763,539
		131,019,268
Building Products - 0.4%
Allegion PLC	282,679	22,249,664
Fortune Brands Home & Security, Inc.	482,900	30,195,737
Johnson Controls International PLC	663,661	26,274,339
Masco Corp.	377,621	13,885,124
Owens Corning	20,500	1,519,665
USG Corp. (a)(b)	17,100	513,000
		94,637,529
Commercial Services & Supplies - 0.2%
Deluxe Corp.	53,900	3,737,965
Herman Miller, Inc.	82,600	2,779,490
LSC Communications, Inc.	14,212	228,955
R.R. Donnelley & Sons Co.	37,900	349,817
Republic Services, Inc.	28,291	1,845,705
Stericycle, Inc. (b)	203,400	14,622,426
Waste Connection, Inc.:
(Canada)	90,580	6,043,019
(United States)	224,873	14,996,780
		44,604,157
Construction & Engineering - 0.0%
Jacobs Engineering Group, Inc.	14,600	795,554
Quanta Services, Inc. (b)	18,700	671,891
Tutor Perini Corp. (b)	73,200	1,914,180
		3,381,625
Electrical Equipment - 0.6%
Acuity Brands, Inc. (a)	40,700	7,195,353
Eaton Corp. PLC	210,775	15,125,214
Emerson Electric Co.	71,125	4,199,220
Fortive Corp.	1,487,489	96,642,160
Hubbell, Inc. Class B	5,800	654,182
Sensata Technologies Holding BV (b)	155,500	6,944,630
		130,760,759
Industrial Conglomerates - 1.7%
Carlisle Companies, Inc.	7,100	672,299
General Electric Co.	4,538,523	111,420,740
Honeywell International, Inc.	1,776,270	245,604,853
Roper Technologies, Inc.	137,368	31,685,303
		389,383,195
Machinery - 1.1%
AGCO Corp.	42,100	2,881,745
Caterpillar, Inc.	127,586	14,990,079
Cummins, Inc.	20,300	3,235,414
Deere & Co.	109,577	12,703,262
Flowserve Corp.	238,700	9,376,136
Illinois Tool Works, Inc.	143,700	19,760,187
Ingersoll-Rand PLC	782,039	66,778,310
Meritor, Inc. (b)	178,700	3,548,982
Minebea Mitsumi, Inc.	371,100	6,099,765
Oshkosh Corp.	2,405	179,413
PACCAR, Inc.	541,446	35,914,113
Parker Hannifin Corp.	1,110	178,588
Pentair PLC	170,700	10,591,935
ProPetro Holding Corp. (a)	22,100	254,371
Snap-On, Inc.	7,000	1,032,990
Stanley Black & Decker, Inc.	378,138	54,451,872
Timken Co.	62,900	2,821,065
Trinity Industries, Inc.	129,100	3,723,244
Wabtec Corp. (a)	70,428	4,970,104
		253,491,575
Professional Services - 0.1%
Equifax, Inc.	43,656	6,219,670
Manpower, Inc.	59,800	6,668,298
Nielsen Holdings PLC	182,816	7,102,402
Robert Half International, Inc.	15,400	697,620
TransUnion Holding Co., Inc. (b)	115,924	5,548,123
		26,236,113
Road & Rail - 1.0%
AMERCO	2,400	895,704
Canadian National Railway Co.	110,620	8,966,532
Canadian Pacific Railway Ltd.	120,000	18,672,432
CSX Corp.	906,365	45,499,523
Norfolk Southern Corp.	880,519	106,120,150
Ryder System, Inc.	46,800	3,631,680
Union Pacific Corp.	502,997	52,965,584
		236,751,605
Trading Companies & Distributors - 0.0%
Aircastle Ltd.	98,900	2,217,338
Fastenal Co.	79,590	3,396,105
HD Supply Holdings, Inc. (b)	207,730	6,917,409
United Rentals, Inc. (b)	11,825	1,396,060
		13,926,912

TOTAL INDUSTRIALS		1,943,297,558

INFORMATION TECHNOLOGY - 18.5%
Communications Equipment - 0.9%
Arris International PLC (b)	3,600	100,296
Cisco Systems, Inc. (c)	5,891,488	189,764,828
Harris Corp.	172,050	21,144,945
Juniper Networks, Inc.	176,300	4,888,799
Motorola Solutions, Inc.	19,800	1,744,776
		217,643,644
Electronic Equipment & Components - 0.8%
Amphenol Corp. Class A	652,707	52,830,105
Arrow Electronics, Inc. (b)	53,500	4,249,505
Avnet, Inc.	13,680	527,638
CDW Corp.	19,200	1,217,664
Chroma ATE, Inc.	1,232,600	4,233,209
Cognex Corp.	21,650	2,359,201
Corning, Inc.	413,800	11,900,888
Dell Technologies, Inc.	74,809	5,605,438
Flextronics International Ltd. (b)	244,200	3,973,134
Hexagon AB (B Shares)	57,700	2,831,354
Jabil, Inc.	155,400	4,871,790
Keysight Technologies, Inc. (b)	159,800	6,529,428
Largan Precision Co. Ltd.	15,800	3,056,559
Sunny Optical Technology Group Co. Ltd.	506,000	7,254,666
SYNNEX Corp.	3,100	370,791
TE Connectivity Ltd.	596,822	47,507,031
Tech Data Corp. (b)	39,700	4,378,513
Topcon Corp.	225,000	3,972,575
Trimble, Inc. (b)	253,200	9,793,776
Vishay Intertechnology, Inc. (a)	143,700	2,543,490
		180,006,755
Internet Software & Services - 4.5%
58.com, Inc. ADR (b)	127,000	7,954,010
Akamai Technologies, Inc. (b)	75,500	3,559,825
Alibaba Group Holding Ltd. sponsored ADR (b)	52,800	9,067,872
Alphabet, Inc.:
Class A (b)	138,835	132,620,745
Class C (b)	464,899	436,693,578
Altaba, Inc.	450,700	28,880,856
Benefitfocus, Inc. (b)	90,000	2,776,500
CoStar Group, Inc. (b)	22,100	6,334,302
eBay, Inc. (b)	1,598,900	57,768,257
Envestnet, Inc. (b)	100	4,445
Facebook, Inc. Class A (b)	1,972,174	339,154,763
LogMeIn, Inc.	48,600	5,559,840
NetEase, Inc. ADR	13,600	3,751,424
New Relic, Inc. (b)	38,600	1,848,940
Shopify, Inc. Class A (b)	9,900	1,094,054
SMS Co., Ltd.	135,300	4,375,235
Tencent Holdings Ltd.	43,800	1,843,090
Velti PLC (b)(d)	147,198	118
VeriSign, Inc. (b)	73,222	7,596,783
		1,050,884,637
IT Services - 2.6%
Accenture PLC Class A	485,799	63,523,077
Amdocs Ltd.	174,044	11,276,311
Cognizant Technology Solutions Corp. Class A	724,019	51,238,825
CSRA, Inc.	12,800	403,328
DXC Technology Co.	22,532	1,915,220
Fidelity National Information Services, Inc.	264,500	24,577,340
Fiserv, Inc. (b)	32,895	4,069,440
FleetCor Technologies, Inc. (b)	66,600	9,575,082
Global Payments, Inc.	1,755	167,585
IBM Corp.	303,653	43,431,489
MasterCard, Inc. Class A (c)	475,350	63,364,155
PayPal Holdings, Inc. (b)	1,179,651	72,760,874
Paysafe Group PLC (b)	456,400	3,458,401
The Western Union Co.	209,900	3,971,308
Vantiv, Inc. (b)	152,287	10,765,168
Visa, Inc. Class A	2,114,255	218,867,678
WEX, Inc. (b)	121,778	13,290,851
		596,656,132
Semiconductors & Semiconductor Equipment - 3.0%
ams AG	95,600	6,883,758
Analog Devices, Inc.	385,758	32,276,372
Applied Materials, Inc.	775,943	35,010,548
ASML Holding NV (a)	73,300	11,457,523
Broadcom Ltd.	569,163	143,468,917
Cirrus Logic, Inc. (b)	51,700	2,997,566
GlobalWafers Co. Ltd.	1,091,100	8,671,161
Himax Technologies, Inc. sponsored ADR (a)	371,300	3,646,166
Intel Corp.	993,000	34,824,510
KLA-Tencor Corp.	385,699	36,136,139
Lam Research Corp.	85,440	14,181,331
Marvell Technology Group Ltd.	1,477,100	26,454,861
Maxim Integrated Products, Inc.	73,020	3,407,113
Mellanox Technologies Ltd. (b)	97,400	4,572,930
Microchip Technology, Inc.	572,098	49,658,106
Micron Technology, Inc. (b)	1,779,488	56,890,231
Microsemi Corp. (b)	400	20,152
Monolithic Power Systems, Inc.	26,300	2,664,716
NVIDIA Corp.	152,120	25,775,213
NXP Semiconductors NV (b)	224,132	25,317,951
Qorvo, Inc. (b)	15,400	1,127,588
Qualcomm, Inc.	1,581,480	82,663,960
Rubicon Technology, Inc. (b)	13,440	110,074
Semtech Corp. (b)	50,800	1,910,080
Silicon Laboratories, Inc. (b)	9,200	698,280
Siltronic AG (b)	73,100	7,136,666
Skyworks Solutions, Inc.	21,700	2,286,312
Sumco Corp.	506,800	7,449,755
Texas Instruments, Inc.	838,922	69,479,520
Xilinx, Inc.	181,400	11,983,284
		709,160,783
Software - 3.8%
Activision Blizzard, Inc.	626,660	41,083,830
Adobe Systems, Inc. (b)	331,880	51,494,501
Autodesk, Inc. (b)	179,900	20,591,354
CA Technologies, Inc.	46,300	1,536,234
CDK Global, Inc.	73,500	4,740,750
Electronic Arts, Inc. (b)	202,980	24,662,070
Intuit, Inc.	152,665	21,594,464
Microsoft Corp.	7,070,147	528,634,891
Nintendo Co. Ltd.	16,900	5,636,652
Nintendo Co. Ltd. ADR (a)	86,000	3,580,180
Oracle Corp.	802,278	40,378,652
Paycom Software, Inc. (b)	150	11,192
Paylocity Holding Corp. (b)	24,000	1,179,360
Red Hat, Inc. (b)	390,955	42,027,663
Salesforce.com, Inc. (b)	374,323	35,744,103
SAP SE sponsored ADR	22,200	2,329,890
Snap, Inc. Class A (a)(b)	129,920	1,885,139
Synopsys, Inc. (b)	5,000	402,100
Tableau Software, Inc. (b)	44,400	3,218,112
Take-Two Interactive Software, Inc. (b)	343,154	33,557,030
Workday, Inc. Class A (b)	106,455	11,677,049
Zendesk, Inc. (b)	87,300	2,392,020
		878,357,236
Technology Hardware, Storage & Peripherals - 2.9%
Apple, Inc. (c)	3,756,348	616,041,072
Hewlett Packard Enterprise Co.	1,112,400	20,089,944
HP, Inc.	490,000	9,349,200
NCR Corp. (b)	119,600	4,368,988
NetApp, Inc.	74,435	2,877,657
Seagate Technology LLC (a)	117,100	3,692,163
Western Digital Corp.	138,407	12,217,186
Xerox Corp.	134,950	4,354,837
		672,991,047

TOTAL INFORMATION TECHNOLOGY		4,305,700,234

MATERIALS - 3.5%
Chemicals - 2.8%
Agrium, Inc.	24,800	2,432,436
Air Products & Chemicals, Inc.	867,460	126,102,660
Albemarle Corp. U.S.	64,700	7,522,022
Ashland Global Holdings, Inc.	6,700	415,735
Cabot Corp.	50,500	2,660,340
Celanese Corp. Class A	77,400	7,509,348
CF Industries Holdings, Inc.	519,700	15,066,103
E.I. du Pont de Nemours & Co.	1,029,851	86,435,394
Eastman Chemical Co.	347,324	29,939,329
Ecolab, Inc.	105,300	14,036,490
FMC Corp.	196,096	16,907,397
Huntsman Corp.	210,900	5,603,613
LyondellBasell Industries NV Class A	405,400	36,725,186
Monsanto Co.	243,075	28,488,390
Potash Corp. of Saskatchewan, Inc.	4,192,535	72,955,984
PPG Industries, Inc.	202,174	21,090,792
Praxair, Inc.	899,211	118,282,215
RPM International, Inc.	133,700	6,547,289
Sherwin-Williams Co.	57,100	19,372,317
Stepan Co.	40,600	3,140,816
The Dow Chemical Co.	113,700	7,578,105
The Mosaic Co.	289,268	5,779,575
Valvoline, Inc.	408,993	8,707,461
Westlake Chemical Corp.	15,600	1,199,796
		644,498,793
Construction Materials - 0.2%
Eagle Materials, Inc.	108,300	10,532,175
Martin Marietta Materials, Inc.	35,400	7,504,446
Vulcan Materials Co.	244,416	29,637,884
		47,674,505
Containers & Packaging - 0.5%
Avery Dennison Corp.	10,500	989,730
Ball Corp.	655,682	26,220,723
Berry Global Group, Inc. (b)	430,069	24,187,081
Crown Holdings, Inc. (b)	174,649	10,309,530
Graphic Packaging Holding Co.	33,800	441,090
International Paper Co.	150,000	8,080,500
Owens-Illinois, Inc. (b)	8,100	199,584
Packaging Corp. of America	306,765	34,483,454
Sonoco Products Co.	12,000	579,120
WestRock Co.	238,464	13,570,986
		119,061,798
Metals & Mining - 0.0%
Newmont Mining Corp.	13,980	535,993
Nucor Corp.	38,600	2,127,246
Reliance Steel & Aluminum Co.	26,700	1,933,614
Steel Dynamics, Inc.	38,805	1,336,832
		5,933,685
Paper & Forest Products - 0.0%
Domtar Corp.	75,400	3,049,176
Schweitzer-Mauduit International, Inc.	75,400	2,859,922
		5,909,098

TOTAL MATERIALS		823,077,879

REAL ESTATE - 2.0%
Equity Real Estate Investment Trusts (REITs) - 2.0%
Altisource Residential Corp. Class B	305,300	3,697,183
American Homes 4 Rent Class A	30,000	664,800
American Tower Corp.	294,175	43,552,609
AvalonBay Communities, Inc.	114,887	21,567,737
Boston Properties, Inc.	43,600	5,258,160
Colony NorthStar, Inc.	285,142	3,738,212
Communications Sales & Leasing, Inc.	13,181	253,866
CoreSite Realty Corp.	15,800	1,876,408
Corporate Office Properties Trust (SBI)	47,900	1,597,944
Corrections Corp. of America	24,000	643,200
Crown Castle International Corp.	1,815,417	196,863,819
DDR Corp.	323,000	3,126,640
Equinix, Inc.	45,700	21,406,337
Equity Residential (SBI)	214,900	14,430,535
Extra Space Storage, Inc.	22,200	1,723,386
Gaming & Leisure Properties	18,700	732,853
General Growth Properties, Inc.	441,200	9,154,900
Healthcare Trust of America, Inc.	93,500	2,905,045
Hospitality Properties Trust (SBI)	149,200	4,082,112
Host Hotels & Resorts, Inc.	232,000	4,203,840
JBG SMITH Properties	65,850	2,155,271
Mack-Cali Realty Corp.	141,800	3,245,802
Medical Properties Trust, Inc.	110,600	1,455,496
Mid-America Apartment Communities, Inc.	48,770	5,192,054
Outfront Media, Inc.	107,600	2,367,200
Piedmont Office Realty Trust, Inc. Class A	128,500	2,602,125
Prologis, Inc.	131,600	8,338,176
Public Storage	58,460	12,004,176
Regency Centers Corp.	225,400	14,497,728
SBA Communications Corp. Class A (b)	56,700	8,706,285
SL Green Realty Corp.	89,037	8,581,386
Store Capital Corp.	229,800	5,832,324
Sun Communities, Inc.	25,300	2,284,843
Ventas, Inc.	57,040	3,903,818
VEREIT, Inc.	1,751,000	14,778,440
Vornado Realty Trust	310,441	23,124,750
Weyerhaeuser Co.	171,521	5,593,300
		466,142,760
Real Estate Management & Development - 0.0%
CBRE Group, Inc. (b)	69,400	2,503,952
Jones Lang LaSalle, Inc.	5,500	670,505
		3,174,457

TOTAL REAL ESTATE		469,317,217

TELECOMMUNICATION SERVICES - 1.3%
Diversified Telecommunication Services - 1.1%
AT&T, Inc.	2,483,437	93,029,550
Level 3 Communications, Inc. (b)	78,800	4,289,084
Verizon Communications, Inc.	3,096,648	148,546,205
Zayo Group Holdings, Inc. (b)	71,800	2,453,406
		248,318,245
Wireless Telecommunication Services - 0.2%
T-Mobile U.S., Inc. (b)	664,516	43,000,830
Telephone & Data Systems, Inc.	49,700	1,456,707
		44,457,537

TOTAL TELECOMMUNICATION SERVICES		292,775,782

UTILITIES - 2.8%
Electric Utilities - 2.3%
American Electric Power Co., Inc.	248,861	18,323,635
Duke Energy Corp.	71,000	6,198,300
Edison International	258,500	20,726,530
Entergy Corp.	115,700	9,159,969
Eversource Energy	247,500	15,592,500
Exelon Corp.	1,048,740	39,715,784
FirstEnergy Corp.	309,300	10,076,994
Fortis, Inc.	785,868	28,753,801
Fortis, Inc.	811,583	29,687,706
Great Plains Energy, Inc.	134,200	4,118,598
NextEra Energy, Inc.	1,231,377	185,334,552
OGE Energy Corp.	59,200	2,114,624
PG&E Corp.	832,777	58,610,845
Pinnacle West Capital Corp.	13,500	1,214,595
PPL Corp.	1,507,279	59,145,628
Southern Co.	534,700	25,804,622
Xcel Energy, Inc.	461,381	22,838,360
		537,417,043
Gas Utilities - 0.1%
Atmos Energy Corp.	110,500	9,728,420
Indraprastha Gas Ltd.	29,707	592,700
National Fuel Gas Co.	10,300	597,194
South Jersey Industries, Inc.	23,200	832,416
		11,750,730
Independent Power and Renewable Electricity Producers - 0.0%
Dynegy, Inc. (b)	56,200	529,404
NextEra Energy Partners LP	53,200	2,205,672
NRG Energy, Inc.	70,700	1,761,137
NRG Yield, Inc. Class C	47,900	886,150
The AES Corp.	19,510	215,390
		5,597,753
Multi-Utilities - 0.4%
Ameren Corp.	29,400	1,763,706
Avangrid, Inc.	96,700	4,720,894
Black Hills Corp.	18,000	1,266,840
CenterPoint Energy, Inc.	74,200	2,197,804
CMS Energy Corp.	231,035	11,214,439
Dominion Resources, Inc.	76,500	6,025,905
DTE Energy Co.	172,731	19,401,146
National Grid PLC	586,401	7,390,908
NiSource, Inc.	259,430	6,970,884
Public Service Enterprise Group, Inc.	304,700	14,272,148
SCANA Corp.	39,900	2,409,162
Sempra Energy	95,500	11,262,315
		88,896,151

TOTAL UTILITIES		643,661,677

TOTAL COMMON STOCKS
(Cost $13,811,112,190)		18,804,328,479

Convertible Preferred Stocks - 0.0%
CONSUMER DISCRETIONARY - 0.0%
Internet & Direct Marketing Retail - 0.0%
The Honest Co., Inc. Series D (b)(d)(e)	32,084	1,027,009
HEALTH CARE - 0.0%
Health Care Equipment & Supplies - 0.0%
Becton, Dickinson & Co. Series A 6.125%	37,600	2,086,800
TOTAL CONVERTIBLE PREFERRED STOCKS
(Cost $3,348,003)		3,113,809

Equity Funds - 17.5%
Large Blend Funds - 9.6%
BBH Core Select Fund Class N	4,376,306	99,342,144
Fidelity SAI U.S. Large Cap Index Fund (f)	1,810,019	24,145,655
JPMorgan U.S. Large Cap Core Plus Fund Select Class (g)	57,775,870	1,810,695,757
PIMCO StocksPLUS Absolute Return Fund Institutional Class	24,848,282	285,755,246

TOTAL LARGE BLEND FUNDS		2,219,938,802

Large Growth Funds - 7.3%
Fidelity Growth Company Fund (f)	282,263	48,693,185
Fidelity SAI U.S. Momentum Index Fund (f)	18,490,387	205,243,299
Fidelity SAI U.S. Quality Index Fund (f)	117,245,013	1,453,838,160

TOTAL LARGE GROWTH FUNDS		1,707,774,644

Sector Funds - 0.6%
iShares NASDAQ Biotechnology Index ETF (a)	402,396	134,138,707
TOTAL EQUITY FUNDS
(Cost $2,917,643,303)		4,061,852,153
	Principal Amount

U.S. Treasury Obligations - 0.0%
U.S. Treasury Bills, yield at date of purchase 0.94% to 1.09% 9/14/17 to 11/2/17 (h)
(Cost $5,531,964)	$5,540,000	$5,532,090
	Shares

Money Market Funds - 2.3%
Fidelity Cash Central Fund, 1.11% (i)	33,915,592	33,922,375
Fidelity Securities Lending Cash Central Fund 1.11% (i)(j)	167,848,238	167,865,023
Invesco Government & Agency Portfolio Institutional Class 0.93% (k)	316,134,246	316,134,246
TOTAL MONEY MARKET FUNDS
(Cost $517,923,454)		517,921,644
TOTAL INVESTMENT IN SECURITIES - 100.7%
(Cost $17,255,558,914)		23,392,748,175
NET OTHER ASSETS (LIABILITIES) - (0.7)%		(151,874,561)
NET ASSETS - 100%		$23,240,873,614

Written Options
	Counterparty	Number of Contracts	Notional Amount	Exercise Price	Expiration Date	Value
Call Options
Apple, Inc.	Chicago Board Options Exchange	239	3,919,600	170.00	10/20/17	$(72,058)
Bank of America Corp.	Chicago Board Options Exchange	3,225	7,704,525	27.00	9/15/17	(1,613)
Cisco Systems, Inc.	Chicago Board Options Exchange	1,062	3,420,702	33.00	10/20/17	(29,205)
Citigroup, Inc.	Chicago Board Options Exchange	510	3,469,530	67.50	10/20/17	(124,185)
Citigroup, Inc.	Chicago Board Options Exchange	1,075	7,313,225	70.00	9/15/17	(29,563)
JPMorgan Chase & Co.	Chicago Board Options Exchange	1,353	12,297,417	97.50	9/15/17	(9,471)
MasterCard, Inc. Class A	Chicago Board Options Exchange	143	1,906,190	135.00	10/20/17	(34,177)
PNC Financial Services Group, Inc.	Chicago Board Options Exchange	48	601,968	135.00	11/17/17	(5,088)
Proctor & Gamble Co.	Chicago Board Options Exchange	429	3,958,383	95.00	10/20/17	(18,018)
State Street Corp.	Chicago Board Options Exchange	421	3,893,829	97.50	11/17/17	(52,625)
Time Warner, Inc.	Chicago Board Options Exchange	381	3,851,910	105.00	10/20/17	(18,288)
TOTAL WRITTEN OPTIONS						$(394,291)

Futures Contracts
	Number of contracts	Expiration Date	Notional amount	Value	Unrealized Appreciation/(Depreciation)
Purchased
Equity Index Contracts
CME E-mini S&P 500 Index Contracts (United States)	1,008	Sept. 2017	$124,493,040	$2,038,800	$2,038,800
CME E-mini S&P 500 Index Contracts (United States)	72	Dec. 2017	8,885,160	50,978	50,978
TOTAL FUTURES CONTRACTS					$2,089,778

The notional amount of futures purchased as a percentage of Net Assets is 0.5%

Security Type Abbreviations

ETF – Exchange-Traded Fund

Legend

 (a) Security or a portion of the security is on loan at period end.

 (b) Non-income producing

 (c) Security or a portion of the security is pledged as collateral for call options written. At period end, the value of securities pledged amounted to $52,337,279.

 (d) Restricted securities - Investment in securities not registered under the Securities Act of 1933 (excluding 144A issues). At the end of the period, the value of restricted securities (excluding 144A issues) amounted to $1,027,127 or 0.0% of net assets.

 (e) Level 3 instrument

 (f) Affiliated Fund

 (g) The JPMorgan U.S. Large Cap Core Plus Fund seeks to provide a high total return from a portfolio of selected equity securities which includes both long and short positions.

 (h) Security or a portion of the security was pledged to cover margin requirements for futures contracts. At period end, the value of securities pledged amounted to $4,810,176.

 (i) Affiliated fund that is generally available only to investment companies and other accounts managed by Fidelity Investments. The rate quoted is the annualized seven-day yield of the fund at period end. A complete unaudited listing of the fund's holdings as of its most recent quarter end is available upon request. In addition, each Fidelity Central Fund's financial statements are available on the SEC's website or upon request.

 (j) Investment made with cash collateral received from securities on loan.

 (k) The rate quoted is the annualized seven-day yield of the fund at period end.

Additional information on each restricted holding is as follows:

Security	Acquisition Date	Acquisition Cost
The Honest Co., Inc. Series D	8/12/15	$1,468,003
Velti PLC	4/19/13	$220,797

Affiliated Central Funds

Information regarding fiscal year to date income earned by the Fund from investments in Fidelity Central Funds is as follows:

Fund	Income earned
Fidelity Cash Central Fund	$86,747
Fidelity Securities Lending Cash Central Fund	614,510
Total	$701,257

Affiliated Underlying Funds

Information regarding the Fund's fiscal year to date purchases and sales of the affiliated Underlying Funds and income earned by the Fund from investments in affiliated Underlying Funds is as follows:

Affiliate	Value, beginning of period	Purchases	Sales Proceeds	Dividend Income	Realized Gain (loss)	Change in Unrealized appreciation (depreciation)	Value, end of period
Fidelity Growth Company Fund	$45,577,002	$--	$--	$--	$--	$3,116,183	$48,693,185
Fidelity SAI U.S. Large Cap Index Fund	100,857,121	525,590,609	602,197,290	--	6,076,331	(6,181,116)	24,145,655
Fidelity SAI U.S. Momentum Index Fund	--	200,000,000	--	--	--	5,243,299	205,243,299
Fidelity SAI U.S. Quality Index Fund	1,630,628,264	--	200,000,000	--	20,454,508	2,755,388	1,453,838,160
Total	$1,777,062,387	$725,590,609	$802,197,290	$--	$26,530,839	$4,933,754	$1,731,920,299

Investment Valuation

The following is a summary of the inputs used, as of August 31, 2017, involving the Fund's assets and liabilities carried at fair value. The inputs or methodology used for valuing securities may not be an indication of the risk associated with investing in those securities. Additional information on valuation inputs, and their aggregation into the levels used below, is provided later in this section.

	Valuation Inputs at Reporting Date:
Description	Total	Level 1	Level 2	Level 3
Investments in Securities:
Equities:
Consumer Discretionary	$2,240,164,932	$2,239,137,923	$--	$1,027,009
Consumer Staples	1,453,538,641	1,453,538,641	--	--
Energy	1,070,369,584	1,070,369,584	--	--
Financials	2,955,902,253	2,955,902,253	--	--
Health Care	2,609,636,531	2,594,459,183	15,177,348	--
Industrials	1,943,297,558	1,943,297,558	--	--
Information Technology	4,305,700,234	4,298,220,492	7,479,742	--
Materials	823,077,879	823,077,879	--	--
Real Estate	469,317,217	469,317,217	--	--
Telecommunication Services	292,775,782	292,775,782	--	--
Utilities	643,661,677	643,661,677	--	--
Equity Funds	4,061,852,153	4,061,852,153	--	--
Other Short-Term Investments	5,532,090	--	5,532,090	--
Money Market Funds	517,921,644	517,921,644	--	--
Total Investments in Securities:	$23,392,748,175	$23,363,531,986	$28,189,180	$1,027,009
Derivative Instruments:
Assets
Futures Contracts	$2,089,778	$2,089,778	$--	$--
Total Assets	$2,089,778	$2,089,778	$--	$--
Liabilities
Written Options	$(394,291)	$(394,291)	$--	$--
Total Liabilities	$(394,291)	$(394,291)	$--	$--
Total Derivative Instruments:	$1,695,487	$1,695,487	$--	$--

Investments are valued as of 4:00 p.m. Eastern time on the last calendar day of the period. Security transactions are accounted for as of trade date. The Board of Trustees (the Board) has delegated the day to day responsibility for the valuation of the Fund's investments to the Fair Value Committee (the Committee) established by the Fund's investment adviser. In accordance with valuation policies and procedures approved by the Board, the Fund attempts to obtain prices from one or more third party pricing vendors or brokers to value its investments. When current market prices, quotations or currency exchange rates are not readily available or reliable, investments will be fair valued in good faith by the Committee, in accordance with procedures adopted by the Board. Factors used in determining fair value vary by investment type and may include market or investment specific events, changes in interest rates and credit quality. The frequency with which these procedures are used cannot be predicted and they may be utilized to a significant extent. The Committee oversees the Fund’s valuation policies and procedures and reports to the Board on the Committee's activities and fair value determinations. The Board monitors the appropriateness of the procedures used in valuing the Fund's investments and ratifies the fair value determinations of the Committee. The Fund categorizes the inputs to valuation techniques used to value its investments into a disclosure hierarchy consisting of three levels: Level 1 - quoted prices in active markets for identical investments: Level 2 - other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds etc.): Level 3 - unobservable inputs (including the Fund's own assumptions based on the best information available). Changes in valuation techniques may result in transfers in or out of an assigned level within the disclosure hierarchy. Valuation techniques used to value the Fund's investments by major category are as follows:

Equity securities, including restricted securities, for which market quotations are readily available, are valued at the last reported sale price or official closing price as reported by a third party pricing vendor on the primary market or exchange on which they are traded and are categorized as Level 1 in the hierarchy. In the event there were no sales during the day or closing prices are not available, securities are valued at the last quoted bid price or may be valued using the last available price and are generally categorized as Level 2 in the hierarchy. For foreign equity securities, when market or security specific events arise, comparisons to the valuation of American Depositary Receipts (ADRs), futures contracts, Exchange-Traded Funds (ETFs) and certain indexes as well as quoted prices for similar securities may be used and would be categorized as Level 2 in the hierarchy. Utilizing these techniques may result in transfers between Level 1 and Level 2. For equity securities, including restricted securities, where observable inputs are limited, assumptions about market activity and risk are used and these securities may be categorized as Level 3 in the hierarchy.

Debt securities, including restricted securities, are valued based on evaluated prices received from third party pricing vendors or from brokers who make markets in such securities. U.S. government and government agency obligations are valued by pricing vendors who utilize matrix pricing which considers yield or price of bonds of comparable quality, coupon, maturity and type or by broker supplied prices.

When independent prices are unavailable or unreliable, debt securities may be valued utilizing pricing methodologies which consider similar factors that would be used by third party pricing vendors. Debt securities are generally categorized as Level 2 in the hierarchy but may be Level 3 depending on the circumstances.

ETFs are valued at their last sale price or official closing price as reported by a third party pricing vendor on the primary market or exchange on which they are traded and are categorized as Level 1 in the hierarchy. In the event there were no sales during the day but the exchange reports a closing bid level, ETFs are valued at the closing bid and would be categorized as Level 1 in the hierarchy. In the event there was no closing bid, ETFs may be valued by another method that the Board believes reflects fair value in accordance with the Board's fair value pricing policies and may be categorized as Level 2 in the hierarchy.

Futures contracts are valued at the settlement price established each day by the board of trade or exchange on which they are traded and are categorized as Level 1 in the hierarchy.

Exchange-traded options are valued using the last sale price or, in the absence of a sale, the last offering price and are categorized as Level 1 in the hierarchy.

Investments in open-end mutual funds, including the Fidelity Central Funds, are valued at their closing net asset value each business day and are categorized as Level 1 in the hierarchy.

If an unaffiliated Underlying Fund's net asset value is unavailable, shares of that fund may be valued by another method that the Board believes reflects fair value in accordance with the Board's fair value pricing policies and is categorized as Level 2 in the hierarchy.

For additional information on the Fund's significant accounting policies, please refer to the Fund's most recent semiannual or annual shareholder report.

The fund's schedule of investments as of the date on the cover of this report has not been audited. This report is provided for the general information of the fund's shareholders. For more information regarding the fund and its holdings, please see the fund's most recent prospectus and annual report.

Third party trademarks and service marks are the property of their respective owners. All other trademarks and service marks are the property of FMR LLC or an affiliate.

Quarterly Holdings Report
for

Strategic Advisers® Core Multi-Manager Fund

August 31, 2017

MMC-QTLY-1017
1.931548.105

Investments August 31, 2017 (Unaudited)

Showing Percentage of Net Assets

Common Stocks - 93.5%
	Shares	Value
CONSUMER DISCRETIONARY - 11.6%
Auto Components - 0.2%
Delphi Automotive PLC	1,239	$119,440
Automobiles - 0.2%
Ford Motor Co.	10,919	120,437
General Motors Co.	745	27,222
		147,659
Hotels, Restaurants & Leisure - 3.0%
Carnival Corp.	4,589	318,844
McDonald's Corp.	7,076	1,131,948
Norwegian Cruise Line Holdings Ltd. (a)	1,874	111,428
Royal Caribbean Cruises Ltd.	1,305	162,420
Starbucks Corp.	4,437	243,414
		1,968,054
Household Durables - 0.5%
Lennar Corp. Class A	3,473	179,762
Mohawk Industries, Inc. (a)	270	68,342
Toll Brothers, Inc.	1,967	76,634
		324,738
Internet & Direct Marketing Retail - 0.9%
Amazon.com, Inc. (a)	399	391,259
Priceline Group, Inc. (a)	100	185,208
		576,467
Media - 4.2%
CBS Corp. Class B	4,636	296,982
Charter Communications, Inc. Class A (a)	685	273,000
Comcast Corp. Class A	22,508	914,050
DISH Network Corp. Class A (a)	3,636	208,306
The Madison Square Garden Co. (a)	1,223	259,900
The Walt Disney Co.	4,704	476,045
Time Warner, Inc. (b)	712	71,983
Twenty-First Century Fox, Inc. Class A	7,735	213,409
Viacom, Inc. Class B (non-vtg.)	408	11,669
		2,725,344
Multiline Retail - 0.1%
Target Corp.	784	42,752
Specialty Retail - 2.2%
Home Depot, Inc.	3,627	543,578
Lowe's Companies, Inc.	5,045	372,775
O'Reilly Automotive, Inc. (a)	1,172	229,864
TJX Companies, Inc.	3,872	279,946
		1,426,163
Textiles, Apparel & Luxury Goods - 0.3%
NIKE, Inc. Class B	3,223	170,207

TOTAL CONSUMER DISCRETIONARY		7,500,824

CONSUMER STAPLES - 8.2%
Beverages - 4.2%
Coca-Cola European Partners PLC	17,795	765,185
Constellation Brands, Inc. Class A (sub. vtg.)	1,438	287,744
Molson Coors Brewing Co. Class B	2,087	187,308
PepsiCo, Inc.	11,609	1,343,510
The Coca-Cola Co.	2,729	124,306
		2,708,053
Food & Staples Retailing - 0.8%
Costco Wholesale Corp.	84	13,166
CVS Health Corp.	805	62,259
Kroger Co.	4,551	99,530
Wal-Mart Stores, Inc.	2,202	171,910
Walgreens Boots Alliance, Inc.	2,301	187,532
		534,397
Food Products - 1.2%
Campbell Soup Co.	1,065	49,203
General Mills, Inc.	1,236	65,829
Mondelez International, Inc.	7,521	305,804
The Hershey Co.	2,097	220,017
The Kraft Heinz Co.	1,585	127,989
		768,842
Household Products - 0.5%
Clorox Co.	895	123,984
Procter & Gamble Co. (b)	1,822	168,116
		292,100
Personal Products - 0.5%
Estee Lauder Companies, Inc. Class A	3,004	321,398
Unilever NV (NY Reg.)	355	21,123
		342,521
Tobacco - 1.0%
Altria Group, Inc.	5,239	332,153
British American Tobacco PLC sponsored ADR	85	5,280
Philip Morris International, Inc.	2,656	310,566
		647,999

TOTAL CONSUMER STAPLES		5,293,912

ENERGY - 5.4%
Energy Equipment & Services - 0.1%
Baker Hughes, a GE Co. Class A	142	4,814
Schlumberger Ltd.	693	44,012
		48,826
Oil, Gas & Consumable Fuels - 5.3%
Anadarko Petroleum Corp.	3,365	137,729
Apache Corp.	1,350	52,434
Chevron Corp.	8,468	911,326
Concho Resources, Inc. (a)	1,452	161,128
ConocoPhillips Co.	3,580	156,303
Diamondback Energy, Inc. (a)	2,033	184,576
EOG Resources, Inc.	5,851	497,276
EQT Corp.	2,033	126,737
Exxon Mobil Corp.	132	10,076
Imperial Oil Ltd.	1,413	41,708
Kinder Morgan, Inc.	3,906	75,503
Occidental Petroleum Corp.	7,363	439,571
Phillips 66 Co.	1,599	134,012
Pioneer Natural Resources Co.	2,161	280,174
Suncor Energy, Inc.	4,189	131,264
The Williams Companies, Inc.	3,922	116,601
Valero Energy Corp.	45	3,065
		3,459,483

TOTAL ENERGY		3,508,309

FINANCIALS - 11.9%
Banks - 7.0%
Bank of America Corp. (b)	54,288	1,296,940
Citigroup, Inc. (b)	15,364	1,045,213
JPMorgan Chase & Co. (b)	9,056	823,100
KeyCorp	7,310	125,805
PNC Financial Services Group, Inc.	684	85,780
SVB Financial Group (a)	862	145,971
U.S. Bancorp	7,277	372,946
Wells Fargo & Co.	12,179	621,982
		4,517,737
Capital Markets - 2.2%
Bank of New York Mellon Corp.	4,373	228,620
Charles Schwab Corp.	6,524	260,308
Goldman Sachs Group, Inc.	273	61,081
IntercontinentalExchange, Inc.	2,977	192,523
KKR & Co. LP	10,289	195,594
Morgan Stanley	7,456	339,248
State Street Corp. (b)	1,541	142,527
		1,419,901
Consumer Finance - 0.3%
Capital One Financial Corp.	2,791	222,192
Diversified Financial Services - 0.8%
Berkshire Hathaway, Inc. Class B (a)	2,370	429,349
Voya Financial, Inc.	1,798	68,738
		498,087
Insurance - 1.6%
American International Group, Inc.	3,271	197,830
Arthur J. Gallagher & Co.	1,727	99,993
Athene Holding Ltd.	3,360	179,794
Chubb Ltd.	1,146	162,067
Marsh & McLennan Companies, Inc.	459	35,839
MetLife, Inc.	3,232	151,355
Progressive Corp.	3,759	174,718
		1,001,596

TOTAL FINANCIALS		7,659,513

HEALTH CARE - 11.6%
Biotechnology - 1.8%
Alexion Pharmaceuticals, Inc. (a)	366	52,122
Amgen, Inc.	1,487	264,344
Biogen, Inc. (a)	560	177,274
BioMarin Pharmaceutical, Inc. (a)	643	57,992
Celgene Corp. (a)	1,802	250,352
Gilead Sciences, Inc.	556	46,543
Intercept Pharmaceuticals, Inc. (a)	100	11,661
Regeneron Pharmaceuticals, Inc. (a)	54	26,833
Vertex Pharmaceuticals, Inc. (a)	1,519	243,860
		1,130,981
Health Care Equipment & Supplies - 2.8%
Abbott Laboratories	3,660	186,440
Becton, Dickinson & Co.	24	4,787
Boston Scientific Corp. (a)	11,293	311,122
Danaher Corp.	10,266	856,390
Medtronic PLC	4,017	323,851
Zimmer Biomet Holdings, Inc.	775	88,559
		1,771,149
Health Care Providers & Services - 2.6%
Aetna, Inc.	1,851	291,903
AmerisourceBergen Corp.	920	73,830
Anthem, Inc.	232	45,481
Cardinal Health, Inc.	152	10,254
Cigna Corp.	1,038	188,978
Express Scripts Holding Co. (a)	346	21,736
Humana, Inc.	932	240,102
McKesson Corp.	362	54,050
UnitedHealth Group, Inc.	3,907	777,102
		1,703,436
Life Sciences Tools & Services - 0.2%
Agilent Technologies, Inc.	2,117	137,012
Pharmaceuticals - 4.2%
Allergan PLC	1,515	347,662
AstraZeneca PLC sponsored ADR	540	16,108
Bayer AG	58	7,422
Bristol-Myers Squibb Co.	4,282	258,975
Eli Lilly & Co.	4,977	404,580
GlaxoSmithKline PLC sponsored ADR	2,905	116,868
Johnson & Johnson	6,110	808,781
Merck & Co., Inc.	1,831	116,928
Novartis AG sponsored ADR	133	11,211
Pfizer, Inc.	11,428	387,638
Sanofi SA	267	26,033
Teva Pharmaceutical Industries Ltd. sponsored ADR	1,623	25,741
Zoetis, Inc. Class A	3,281	205,719
		2,733,666

TOTAL HEALTH CARE		7,476,244

INDUSTRIALS - 9.9%
Aerospace & Defense - 2.2%
General Dynamics Corp.	875	176,181
Northrop Grumman Corp.	3,850	1,048,009
The Boeing Co.	229	54,882
United Technologies Corp.	999	119,600
		1,398,672
Air Freight & Logistics - 0.2%
FedEx Corp.	148	31,728
United Parcel Service, Inc. Class B	764	87,371
		119,099
Airlines - 0.6%
Delta Air Lines, Inc.	4,439	209,476
United Continental Holdings, Inc. (a)	2,543	157,564
		367,040
Building Products - 0.4%
Allegion PLC	1,825	143,646
Masco Corp.	3,410	125,386
		269,032
Electrical Equipment - 0.7%
Eaton Corp. PLC	1,415	101,540
Fortive Corp.	5,693	369,874
		471,414
Industrial Conglomerates - 2.8%
General Electric Co.	24,032	589,986
Honeywell International, Inc.	8,920	1,233,368
		1,823,354
Machinery - 1.2%
Deere & Co.	880	102,018
Ingersoll-Rand PLC	3,299	281,702
PACCAR, Inc.	1,430	94,852
Stanley Black & Decker, Inc.	2,124	305,856
		784,428
Road & Rail - 1.7%
Canadian Pacific Railway Ltd.	605	94,140
CSX Corp.	1,362	68,372
Norfolk Southern Corp.	5,012	604,046
Union Pacific Corp.	2,972	312,952
		1,079,510
Trading Companies & Distributors - 0.1%
HD Supply Holdings, Inc. (a)	1,876	62,471

TOTAL INDUSTRIALS		6,375,020

INFORMATION TECHNOLOGY - 21.6%
Communications Equipment - 0.7%
Cisco Systems, Inc. (b)	13,372	430,712
Electronic Equipment & Components - 1.0%
Amphenol Corp. Class A	5,185	419,674
TE Connectivity Ltd.	2,709	215,636
		635,310
Internet Software & Services - 5.2%
Alphabet, Inc.:
Class A (a)	178	170,033
Class C (a)	1,966	1,846,723
eBay, Inc. (a)	8,866	320,329
Facebook, Inc. Class A (a)	5,847	1,005,509
Velti PLC (a)(c)	976	1
		3,342,595
IT Services - 3.6%
Accenture PLC Class A	2,823	369,135
Cognizant Technology Solutions Corp. Class A	3,009	212,947
IBM Corp.	1,412	201,958
MasterCard, Inc. Class A	646	86,112
PayPal Holdings, Inc. (a)	2,551	157,346
Visa, Inc. Class A	11,242	1,163,772
WEX, Inc. (a)	1,100	120,054
		2,311,324
Semiconductors & Semiconductor Equipment - 3.5%
Analog Devices, Inc.	1,749	146,339
Applied Materials, Inc.	911	41,104
Broadcom Ltd.	2,140	539,430
Microchip Technology, Inc.	1,721	149,383
Micron Technology, Inc. (a)	7,995	255,600
NVIDIA Corp.	987	167,237
NXP Semiconductors NV (a)	1,868	211,009
Qualcomm, Inc.	4,866	254,346
Texas Instruments, Inc.	6,264	518,784
		2,283,232
Software - 4.4%
Activision Blizzard, Inc.	1,824	119,581
Adobe Systems, Inc. (a)	2,025	314,199
Microsoft Corp.	27,037	2,021,556
Oracle Corp.	1,159	58,332
Salesforce.com, Inc. (a)	57	5,443
SAP SE sponsored ADR	68	7,137
Take-Two Interactive Software, Inc. (a)	1,913	187,072
Workday, Inc. Class A (a)	961	105,412
		2,818,732
Technology Hardware, Storage & Peripherals - 3.2%
Apple, Inc.	12,743	2,089,854

TOTAL INFORMATION TECHNOLOGY		13,911,759

MATERIALS - 5.7%
Chemicals - 4.8%
Air Products & Chemicals, Inc.	5,489	797,936
E.I. du Pont de Nemours & Co.	3,378	283,516
Eastman Chemical Co.	2,282	196,708
FMC Corp.	1,634	140,883
LyondellBasell Industries NV Class A	502	45,476
Monsanto Co.	592	69,382
Potash Corp. of Saskatchewan, Inc.	34,838	606,230
PPG Industries, Inc.	70	7,302
Praxair, Inc.	6,971	916,965
The Mosaic Co.	2,612	52,188
		3,116,586
Construction Materials - 0.1%
Vulcan Materials Co.	500	60,630
Containers & Packaging - 0.8%
Berry Global Group, Inc. (a)	2,397	134,807
Crown Holdings, Inc. (a)	1,427	84,236
Packaging Corp. of America	2,078	233,588
WestRock Co.	1,366	77,739
		530,370

TOTAL MATERIALS		3,707,586

REAL ESTATE - 2.0%
Equity Real Estate Investment Trusts (REITs) - 2.0%
American Tower Corp.	102	15,101
AvalonBay Communities, Inc.	627	117,707
Crown Castle International Corp.	8,798	954,055
Public Storage	466	95,688
Vornado Realty Trust	1,614	120,227
		1,302,778
TELECOMMUNICATION SERVICES - 1.9%
Diversified Telecommunication Services - 1.7%
AT&T, Inc.	13,065	489,415
Verizon Communications, Inc.	12,355	592,669
		1,082,084
Wireless Telecommunication Services - 0.2%
T-Mobile U.S., Inc. (a)	2,251	145,662

TOTAL TELECOMMUNICATION SERVICES		1,227,746

UTILITIES - 3.7%
Electric Utilities - 3.5%
American Electric Power Co., Inc.	1,710	125,907
Exelon Corp.	1,517	57,449
Fortis, Inc.	3,890	142,296
Fortis, Inc.	9,347	341,994
NextEra Energy, Inc.	5,664	852,489
PG&E Corp.	1,678	118,098
PPL Corp.	11,657	457,421
Xcel Energy, Inc.	3,652	180,774
		2,276,428
Multi-Utilities - 0.2%
CMS Energy Corp.	2,086	101,254

TOTAL UTILITIES		2,377,682

TOTAL COMMON STOCKS
(Cost $45,950,671)		60,341,373

Convertible Preferred Stocks - 0.0%
CONSUMER DISCRETIONARY - 0.0%
Internet & Direct Marketing Retail - 0.0%
The Honest Co., Inc. Series D (a)(c)(d)	151	4,834
HEALTH CARE - 0.0%
Health Care Equipment & Supplies - 0.0%
Becton, Dickinson & Co. Series A 6.125%	156	8,658
TOTAL CONVERTIBLE PREFERRED STOCKS
(Cost $15,040)		13,492

Equity Funds - 1.2%
Sector Funds - 1.2%
iShares NASDAQ Biotechnology Index ETF
(Cost $650,306)	2,243	747,704
	Principal Amount

U.S. Treasury Obligations - 0.1%
U.S. Treasury Bills, yield at date of purchase 1.03% to 1.09% 10/12/17 to 11/2/17 (e)
(Cost $79,870)	$80,000	79,878
	Shares

Money Market Funds - 4.9%
Invesco Government & Agency Portfolio Institutional Class 0.93% (f)
(Cost $3,147,053)	3,147,053	3,147,053
TOTAL INVESTMENT IN SECURITIES - 99.7%
(Cost $49,842,940)		64,329,500
NET OTHER ASSETS (LIABILITIES) - 0.3%		176,254
NET ASSETS - 100%		$64,505,754

Written Options
	Counterparty	Number of Contracts	Notional Amount	Exercise Price	Expiration Date	Value
Call Options
Bank of America Corp.	Chicago Board Options Exchange	12	$28,668	$27.00	9/15/17	$(6)
Cisco Systems, Inc.	Chicago Board Options Exchange	4	12,884	33.00	10/20/17	(110)
Citigroup, Inc.	Chicago Board Options Exchange	2	13,606	67.50	10/20/17	(487)
Citigroup, Inc.	Chicago Board Options Exchange	4	27,212	70.00	9/15/17	(110)
JPMorgan Chase & Co.	Chicago Board Options Exchange	5	45,445	97.50	9/15/17	(35)
Proctor & Gamble Co.	Chicago Board Options Exchange	1	9,227	95.00	10/20/17	(42)
State Street Corp.	Chicago Board Options Exchange	1	9,249	97.50	11/17/17	(125)
Time Warner, Inc.	Chicago Board Options Exchange	1	10,110	105.00	10/20/17	(48)
TOTAL WRITTEN OPTIONS						$(963)

Futures Contracts
	Number of contracts	Expiration Date	Notional amount	Value	Unrealized Appreciation/(Depreciation)
Purchased
Equity Index Contracts
CME E-mini S&P 500 Index Contracts (United States)	17	Sept. 2017	$2,099,585	$34,108	$34,108

The notional amount of futures purchased as a percentage of Net Assets is 3.3%

Security Type Abbreviations

ETF – Exchange-Traded Fund

Legend

 (a) Non-income producing

 (b) Security or a portion of the security is pledged as collateral for call options written. At period end, the value of securities pledged amounted to $156,401.

 (c) Restricted securities - Investment in securities not registered under the Securities Act of 1933 (excluding 144A issues). At the end of the period, the value of restricted securities (excluding 144A issues) amounted to $4,835 or 0.0% of net assets.

 (d) Level 3 instrument

 (e) Security or a portion of the security was pledged to cover margin requirements for futures contracts. At period end, the value of securities pledged amounted to $79,878.

 (f) The rate quoted is the annualized seven-day yield of the fund at period end.

Additional information on each restricted holding is as follows:

Security	Acquisition Date	Acquisition Cost
The Honest Co., Inc. Series D	8/12/15	$6,909
Velti PLC	4/19/13	$1,464

Investment Valuation

The following is a summary of the inputs used, as of August 31, 2017, involving the Fund's assets and liabilities carried at fair value. The inputs or methodology used for valuing securities may not be an indication of the risk associated with investing in those securities. Additional information on valuation inputs, and their aggregation into the levels used below, is provided later in this section.

	Valuation Inputs at Reporting Date:
Description	Total	Level 1	Level 2	Level 3
Investments in Securities:
Equities:
Consumer Discretionary	$7,505,658	$7,500,824	$--	$4,834
Consumer Staples	5,293,912	5,293,912	--	--
Energy	3,508,309	3,508,309	--	--
Financials	7,659,513	7,659,513	--	--
Health Care	7,484,902	7,450,211	34,691	--
Industrials	6,375,020	6,375,020	--	--
Information Technology	13,911,759	13,911,759	--	--
Materials	3,707,586	3,707,586	--	--
Real Estate	1,302,778	1,302,778	--	--
Telecommunication Services	1,227,746	1,227,746	--	--
Utilities	2,377,682	2,377,682	--	--
Equity Funds	747,704	747,704	--	--
Other Short-Term Investments	79,878	--	79,878	--
Money Market Funds	3,147,053	3,147,053	--	--
Total Investments in Securities:	$64,329,500	$64,210,097	$114,569	$4,834
Derivative Instruments:
Assets
Futures Contracts	$34,108	$34,108	$--	$--
Total Assets	$34,108	$34,108	$--	$--
Liabilities
Written Options	$(963)	$(963)	$--	$--
Total Liabilities	$(963)	$(963)	$--	$--
Total Derivative Instruments:	$33,145	$33,145	$--	$--

Investments are valued as of 4:00 p.m. Eastern time on the last calendar day of the period. Security transactions are accounted for as of trade date. The Board of Trustees (the Board) has delegated the day to day responsibility for the valuation of the Fund's investments to the Fair Value Committee (the Committee) established by the Fund's investment adviser. In accordance with valuation policies and procedures approved by the Board, the Fund attempts to obtain prices from one or more third party pricing vendors or brokers to value its investments. When current market prices, quotations or currency exchange rates are not readily available or reliable, investments will be fair valued in good faith by the Committee, in accordance with procedures adopted by the Board. Factors used in determining fair value vary by investment type and may include market or investment specific events, changes in interest rates and credit quality. The frequency with which these procedures are used cannot be predicted and they may be utilized to a significant extent. The Committee oversees the Fund’s valuation policies and procedures and reports to the Board on the Committee's activities and fair value determinations. The Board monitors the appropriateness of the procedures used in valuing the Fund's investments and ratifies the fair value determinations of the Committee. The Fund categorizes the inputs to valuation techniques used to value its investments into a disclosure hierarchy consisting of three levels: Level 1 - quoted prices in active markets for identical investments: Level 2 - other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds etc.): Level 3 - unobservable inputs (including the Fund's own assumptions based on the best information available). Changes in valuation techniques may result in transfers in or out of an assigned level within the disclosure hierarchy. Valuation techniques used to value the Fund's investments by major category are as follows:

Equity securities, including restricted securities, for which market quotations are readily available, are valued at the last reported sale price or official closing price as reported by a third party pricing vendor on the primary market or exchange on which they are traded and are categorized as Level 1 in the hierarchy. In the event there were no sales during the day or closing prices are not available, securities are valued at the last quoted bid price or may be valued using the last available price and are generally categorized as Level 2 in the hierarchy. For foreign equity securities, when market or security specific events arise, comparisons to the valuation of American Depositary Receipts (ADRs), futures contracts, Exchange-Traded Funds (ETFs) and certain indexes as well as quoted prices for similar securities may be used and would be categorized as Level 2 in the hierarchy. Utilizing these techniques may result in transfers between Level 1 and Level 2. For equity securities, including restricted securities, where observable inputs are limited, assumptions about market activity and risk are used and these securities may be categorized as Level 3 in the hierarchy.

Debt securities, including restricted securities, are valued based on evaluated prices received from third party pricing vendors or from brokers who make markets in such securities. U.S. government and government agency obligations are valued by pricing vendors who utilize matrix pricing which considers yield or price of bonds of comparable quality, coupon, maturity and type or by broker supplied prices.

When independent prices are unavailable or unreliable, debt securities may be valued utilizing pricing methodologies which consider similar factors that would be used by third party pricing vendors. Debt securities are generally categorized as Level 2 in the hierarchy but may be Level 3 depending on the circumstances.

ETFs are valued at their last sale price or official closing price as reported by a third party pricing vendor on the primary market or exchange on which they are traded and are categorized as Level 1 in the hierarchy. In the event there were no sales during the day but the exchange reports a closing bid level, ETFs are valued at the closing bid and would be categorized as Level 1 in the hierarchy. In the event there was no closing bid, ETFs may be valued by another method that the Board believes reflects fair value in accordance with the Board's fair value pricing policies and may be categorized as Level 2 in the hierarchy.

Futures contracts are valued at the settlement price established each day by the board of trade or exchange on which they are traded and are categorized as Level 1 in the hierarchy.

Exchange-traded options are valued using the last sale price or, in the absence of a sale, the last offering price and are categorized as Level 1 in the hierarchy.

Investments in open-end mutual funds are valued at their closing net asset value each business day and are categorized as Level 1 in the hierarchy.

If an unaffiliated Underlying Fund's net asset value is unavailable, shares of that fund may be valued by another method that the Board believes reflects fair value in accordance with the Board's fair value pricing policies and is categorized as Level 2 in the hierarchy.

For additional information on the Fund's significant accounting policies, please refer to the Fund's most recent semiannual or annual shareholder report.

The fund's schedule of investments as of the date on the cover of this report has not been audited. This report is provided for the general information of the fund's shareholders. For more information regarding the fund and its holdings, please see the fund's most recent prospectus and annual report.

Third party trademarks and service marks are the property of their respective owners. All other trademarks and service marks are the property of FMR LLC or an affiliate.

Quarterly Holdings Report
for

Strategic Advisers® Growth Fund

Offered exclusively to certain clients of Strategic Advisers, Inc. - not available for sale to the general public

August 31, 2017

SGF-QTLY-1017
1.907407.107

Investments August 31, 2017 (Unaudited)

Showing Percentage of Net Assets

Common Stocks - 67.8%
	Shares	Value
CONSUMER DISCRETIONARY - 10.4%
Auto Components - 0.4%
Lear Corp.	321,592	$48,090,868
Automobiles - 0.2%
Thor Industries, Inc.	190,700	20,717,648
Diversified Consumer Services - 0.0%
H&R Block, Inc.	143,016	3,824,248
Hotels, Restaurants & Leisure - 2.5%
Carnival Corp.	153,590	10,671,433
Domino's Pizza, Inc.	229,602	41,847,261
Marriott International, Inc. Class A	274,128	28,394,178
McDonald's Corp.	571,970	91,498,041
Norwegian Cruise Line Holdings Ltd. (a)	66,068	3,928,403
Royal Caribbean Cruises Ltd.	195,793	24,368,397
Starbucks Corp.	362,540	19,888,944
Wyndham Worldwide Corp.	230,500	22,976,240
Yum China Holdings, Inc.	364,357	12,883,664
Yum! Brands, Inc.	247,857	19,040,375
		275,496,936
Household Durables - 0.4%
D.R. Horton, Inc.	812,400	29,368,260
Mohawk Industries, Inc. (a)	60,922	15,420,577
		44,788,837
Internet & Direct Marketing Retail - 2.5%
Amazon.com, Inc. (a)	228,874	224,433,844
Expedia, Inc.	109,840	16,295,862
Priceline Group, Inc. (a)	20,684	38,308,423
		279,038,129
Media - 1.7%
Charter Communications, Inc. Class A (a)	51,450	20,504,883
Comcast Corp. Class A	2,606,671	105,856,909
Omnicom Group, Inc.	264,630	19,153,919
Twenty-First Century Fox, Inc. Class A	582,410	16,068,692
Viacom, Inc. Class B (non-vtg.)	834,430	23,864,698
		185,449,101
Specialty Retail - 2.5%
AutoZone, Inc. (a)	39,790	21,026,628
Best Buy Co., Inc.	451,346	24,490,034
Dick's Sporting Goods, Inc.	109,900	2,896,964
Home Depot, Inc.	1,007,297	150,963,601
Michaels Companies, Inc. (a)	458,758	10,299,117
Ross Stores, Inc.	416,877	24,366,461
TJX Companies, Inc.	592,560	42,842,088
		276,884,893
Textiles, Apparel & Luxury Goods - 0.2%
PVH Corp.	145,100	18,266,639

TOTAL CONSUMER DISCRETIONARY		1,152,557,299

CONSUMER STAPLES - 6.4%
Beverages - 2.3%
Constellation Brands, Inc. Class A (sub. vtg.)	169,051	33,827,105
Monster Beverage Corp. (a)	757,665	42,292,860
PepsiCo, Inc.	1,290,457	149,344,589
The Coca-Cola Co.	741,986	33,797,462
		259,262,016
Food & Staples Retailing - 0.7%
Costco Wholesale Corp.	225,777	35,388,287
CVS Health Corp.	158,800	12,281,592
Wal-Mart Stores, Inc.	414,300	32,344,401
		80,014,280
Food Products - 2.0%
Archer Daniels Midland Co.	417,451	17,249,075
Danone SA sponsored ADR	2,239,133	35,243,953
Ingredion, Inc.	130,700	16,183,274
Kellogg Co.	467,200	30,582,912
Mondelez International, Inc.	944,640	38,409,062
Pinnacle Foods, Inc.	300,400	17,816,724
The Hershey Co.	209,100	21,938,772
Tyson Foods, Inc. Class A	602,091	38,112,360
		215,536,132
Household Products - 0.3%
Procter & Gamble Co.	338,642	31,246,497
Personal Products - 0.1%
Estee Lauder Companies, Inc. Class A	88,072	9,422,823
Tobacco - 1.0%
Altria Group, Inc.	438,002	27,769,327
Philip Morris International, Inc.	731,533	85,538,154
		113,307,481

TOTAL CONSUMER STAPLES		708,789,229

ENERGY - 0.6%
Energy Equipment & Services - 0.4%
Halliburton Co.	344,190	13,413,084
Schlumberger Ltd.	460,787	29,264,582
		42,677,666
Oil, Gas & Consumable Fuels - 0.2%
Hess Corp.	420,930	16,374,177
Parsley Energy, Inc. Class A (a)	152,225	3,813,236
		20,187,413

TOTAL ENERGY		62,865,079

FINANCIALS - 2.4%
Banks - 0.6%
Bank of America Corp.	455,000	10,869,950
JPMorgan Chase & Co.	519,450	47,212,811
Zions Bancorporation	242,600	10,591,916
		68,674,677
Capital Markets - 0.9%
Bank of New York Mellon Corp.	643,600	33,647,408
FactSet Research Systems, Inc.	101,252	15,914,789
SEI Investments Co.	527,095	30,813,974
State Street Corp.	175,900	16,268,991
		96,645,162
Consumer Finance - 0.5%
American Express Co.	173,599	14,946,874
Capital One Financial Corp.	265,480	21,134,863
Discover Financial Services	377,546	22,256,337
		58,338,074
Insurance - 0.4%
MetLife, Inc.	408,112	19,111,885
Progressive Corp.	251,900	11,708,312
Prudential Financial, Inc.	175,164	17,880,741
		48,700,938

TOTAL FINANCIALS		272,358,851

HEALTH CARE - 10.6%
Biotechnology - 3.3%
AbbVie, Inc.	292,500	22,025,250
Amgen, Inc.	505,646	89,888,689
Biogen, Inc. (a)	170,268	53,900,038
BioMarin Pharmaceutical, Inc. (a)	253,030	22,820,776
Celgene Corp. (a)	592,210	82,275,735
Gilead Sciences, Inc.	699,019	58,514,880
Regeneron Pharmaceuticals, Inc. (a)	64,041	31,821,973
		361,247,341
Health Care Equipment & Supplies - 1.6%
Align Technology, Inc. (a)	33,661	5,949,245
Edwards Lifesciences Corp. (a)	582,414	66,197,175
Medtronic PLC	669,272	53,956,709
The Cooper Companies, Inc.	122,800	30,801,924
Varian Medical Systems, Inc. (a)	230,010	24,438,563
		181,343,616
Health Care Providers & Services - 2.8%
Aetna, Inc.	189,900	29,947,230
Express Scripts Holding Co. (a)	237,391	14,912,903
HCA Holdings, Inc. (a)	290,950	22,886,127
Humana, Inc.	44,231	11,394,790
Laboratory Corp. of America Holdings (a)	185,700	29,130,759
McKesson Corp.	95,310	14,230,736
UnitedHealth Group, Inc.	938,389	186,645,572
Wellcare Health Plans, Inc. (a)	30,656	5,354,990
		314,503,107
Health Care Technology - 0.2%
Cerner Corp. (a)	362,432	24,565,641
Life Sciences Tools & Services - 1.2%
Agilent Technologies, Inc.	386,220	24,996,158
Illumina, Inc. (a)	21,369	4,369,106
Thermo Fisher Scientific, Inc.	559,202	104,649,062
		134,014,326
Pharmaceuticals - 1.5%
Bristol-Myers Squibb Co.	162,362	9,819,654
Eli Lilly & Co.	460,740	37,453,555
Merck & Co., Inc.	724,870	46,290,198
Novartis AG sponsored ADR	247,867	20,892,709
Novo Nordisk A/S Series B sponsored ADR	725,476	34,547,167
Pfizer, Inc.	467,212	15,847,831
		164,851,114

TOTAL HEALTH CARE		1,180,525,145

INDUSTRIALS - 6.9%
Aerospace & Defense - 2.4%
General Dynamics Corp.	119,300	24,021,055
Lockheed Martin Corp.	65,900	20,125,201
Northrop Grumman Corp.	223,126	60,737,128
Textron, Inc.	302,149	14,832,494
The Boeing Co.	341,542	81,853,956
United Technologies Corp.	593,010	70,995,157
		272,564,991
Air Freight & Logistics - 1.1%
Expeditors International of Washington, Inc.	508,217	28,510,974
FedEx Corp.	168,950	36,219,501
United Parcel Service, Inc. Class B	526,131	60,168,341
		124,898,816
Airlines - 0.4%
Copa Holdings SA Class A	250,215	31,044,175
Delta Air Lines, Inc.	347,500	16,398,525
		47,442,700
Building Products - 0.5%
Owens Corning	708,250	52,502,573
Electrical Equipment - 0.1%
Rockwell Automation, Inc.	49,606	8,138,360
Industrial Conglomerates - 0.5%
Honeywell International, Inc.	275,270	38,061,583
Roper Technologies, Inc.	85,202	19,652,693
		57,714,276
Machinery - 1.1%
Caterpillar, Inc.	102,680	12,063,873
Deere & Co.	520,150	60,300,990
Ingersoll-Rand PLC	279,400	23,857,966
Oshkosh Corp.	177,600	13,248,960
Parker Hannifin Corp.	82,300	13,241,247
		122,713,036
Road & Rail - 0.2%
Union Pacific Corp.	171,273	18,035,047
Trading Companies & Distributors - 0.6%
MSC Industrial Direct Co., Inc. Class A	121,606	8,376,221
United Rentals, Inc. (a)	324,284	38,284,969
Univar, Inc. (a)	527,571	14,882,778
		61,543,968

TOTAL INDUSTRIALS		765,553,767

INFORMATION TECHNOLOGY - 27.0%
Communications Equipment - 0.8%
Cisco Systems, Inc.	2,085,668	67,179,366
Juniper Networks, Inc.	881,400	24,441,222
		91,620,588
Electronic Equipment & Components - 0.1%
Keysight Technologies, Inc. (a)	268,095	10,954,362
Internet Software & Services - 7.8%
Alibaba Group Holding Ltd. sponsored ADR (a)	446,597	76,698,569
Alphabet, Inc.:
Class A (a)	228,478	218,251,325
Class C (a)	235,274	220,999,926
Dropbox, Inc. Class B (a)(b)(c)	286,254	3,669,776
eBay, Inc. (a)	1,728,697	62,457,823
Facebook, Inc. Class A (a)	1,679,917	288,895,326
SurveyMonkey (a)(b)(c)	163,411	1,554,039
		872,526,784
IT Services - 4.7%
Accenture PLC Class A	192,899	25,223,473
Alliance Data Systems Corp.	151,720	34,212,860
Amdocs Ltd.	124,278	8,051,972
Automatic Data Processing, Inc.	84,600	9,007,362
DXC Technology Co.	343,367	29,186,195
Fidelity National Information Services, Inc.	830,484	77,168,573
Fiserv, Inc. (a)	216,600	26,795,586
FleetCor Technologies, Inc. (a)	171,104	24,599,622
Global Payments, Inc.	378,470	36,140,100
IBM Corp.	48,703	6,965,990
MasterCard, Inc. Class A	293,600	39,136,880
PayPal Holdings, Inc. (a)	680,497	41,973,055
Total System Services, Inc.	404,475	27,957,312
Vantiv, Inc. (a)	443,212	31,330,656
Visa, Inc. Class A	966,585	100,060,879
		517,810,515
Semiconductors & Semiconductor Equipment - 3.0%
Analog Devices, Inc.	503,979	42,167,923
Applied Materials, Inc.	1,323,422	59,712,801
KLA-Tencor Corp.	117,700	11,027,313
Lam Research Corp.	219,500	36,432,610
Microchip Technology, Inc. (d)	213,600	18,540,480
NVIDIA Corp.	473,639	80,253,392
Qualcomm, Inc.	1,185,308	61,956,049
Texas Instruments, Inc.	280,365	23,219,829
		333,310,397
Software - 6.1%
Activision Blizzard, Inc.	822,860	53,946,702
Adobe Systems, Inc. (a)	410,944	63,762,071
Autodesk, Inc. (a)	362,423	41,482,937
Electronic Arts, Inc. (a)	587,217	71,346,866
Intuit, Inc.	241,184	34,115,477
Microsoft Corp.	3,197,394	239,069,149
Oracle Corp.	2,415,156	121,554,801
Synopsys, Inc. (a)	370,200	29,771,484
Take-Two Interactive Software, Inc. (a)	286,517	28,018,497
		683,067,984
Technology Hardware, Storage & Peripherals - 4.5%
Apple, Inc.	2,760,483	452,719,212
NCR Corp. (a)	414,948	15,158,050
NetApp, Inc.	699,118	27,027,902
		494,905,164

TOTAL INFORMATION TECHNOLOGY		3,004,195,794

MATERIALS - 2.3%
Chemicals - 1.6%
Air Products & Chemicals, Inc.	83,121	12,083,300
Ashland Global Holdings, Inc.	315,040	19,548,232
FMC Corp.	248,435	21,420,066
LyondellBasell Industries NV Class A	286,322	25,937,910
Monsanto Co.	667,114	78,185,761
Sherwin-Williams Co.	19,190	6,510,591
Valvoline, Inc.	864,859	18,412,848
		182,098,708
Containers & Packaging - 0.4%
Berry Global Group, Inc. (a)	417,646	23,488,411
Owens-Illinois, Inc. (a)	604,800	14,902,272
		38,390,683
Metals & Mining - 0.3%
Freeport-McMoRan, Inc. (a)	463,550	6,851,269
Steel Dynamics, Inc.	704,200	24,259,690
		31,110,959

TOTAL MATERIALS		251,600,350

REAL ESTATE - 0.9%
Equity Real Estate Investment Trusts (REITs) - 0.8%
Alexandria Real Estate Equities, Inc.	187,383	22,731,432
American Tower Corp.	193,869	28,702,305
Equity Lifestyle Properties, Inc.	181,900	16,216,385
SBA Communications Corp. Class A (a)	115,171	17,684,507
		85,334,629
Real Estate Management & Development - 0.1%
Realogy Holdings Corp.	385,596	13,071,704

TOTAL REAL ESTATE		98,406,333

UTILITIES - 0.3%
Independent Power and Renewable Electricity Producers - 0.3%
NRG Energy, Inc.	896,990	22,344,021
The AES Corp.	1,119,421	12,358,408
		34,702,429
TOTAL COMMON STOCKS
(Cost $4,367,709,851)		7,531,554,276

Convertible Preferred Stocks - 0.1%
CONSUMER DISCRETIONARY - 0.1%
Diversified Consumer Services - 0.1%
Airbnb, Inc. Series D (a)(b)(c)	98,859	10,380,195
INFORMATION TECHNOLOGY - 0.0%
Internet Software & Services - 0.0%
Dropbox, Inc. Series A (a)(b)(c)	28,508	365,473
TOTAL CONVERTIBLE PREFERRED STOCKS
(Cost $4,282,822)		10,745,668

Equity Funds - 30.8%
Large Growth Funds - 30.8%
Columbia Select Large Cap Growth Fund Class R5	34,842,100	598,238,851
Fidelity Growth Company Fund (e)	10,539,674	1,818,199,151
Fidelity SAI U.S. Quality Index Fund (e)	81,030,344	1,004,776,267
TOTAL EQUITY FUNDS
(Cost $2,477,242,401)		3,421,214,269
	Principal Amount	Value

U.S. Treasury Obligations – 0.0%
U.S. Treasury Bills, yield at date of purchase 0.98% to 1.03% 11/9/17 to 11/16/17 (f)
(Cost $2,423,086)	$2,428,000	2,423,460
	Shares

Money Market Funds - 1.3%
Fidelity Securities Lending Cash Central Fund 1.11%(g)(h)	2,606,246	2,606,506
Invesco Government & Agency Portfolio Institutional Class 0.93%(i)	139,600,410	139,600,410
TOTAL MONEY MARKET FUNDS
(Cost $142,207,155)		142,206,916
TOTAL INVESTMENT IN SECURITIES - 100.0%
(Cost $6,993,865,315)		11,108,144,589
NET OTHER ASSETS (LIABILITIES) - 0.0%		(1,479,051)
NET ASSETS - 100%		$11,106,665,538

Futures Contracts
	Number of contracts	Expiration Date	Notional amount	Value	Unrealized Appreciation/(Depreciation)
Purchased
Equity Index Contracts
CME E-mini Russell 1000 Growth Index Contracts (United States)	237	Sept. 2017	$14,729,550	$183,426	$183,426
ICE Russell 1000 Growth Index Contracts (United States)	653	Sept. 2017	40,590,480	1,112,209	1,112,209
TOTAL FUTURES CONTRACTS					$1,295,635

The notional amount of futures purchased as a percentage of Net Assets is 0.5%

Legend

 (a) Non-income producing

 (b) Restricted securities - Investment in securities not registered under the Securities Act of 1933 (excluding 144A issues). At the end of the period, the value of restricted securities (excluding 144A issues) amounted to $15,969,483 or 0.1% of net assets.

 (c) Level 3 instrument

 (d) Security or a portion of the security is on loan at period end.

 (e) Affiliated Fund

 (f) Security or a portion of the security was pledged to cover margin requirements for futures contracts. At period end, the value of securities pledged amounted to $2,203,859.

 (g) Affiliated fund that is generally available only to investment companies and other accounts managed by Fidelity Investments. The rate quoted is the annualized seven-day yield of the fund at period end. A complete unaudited listing of the fund's holdings as of its most recent quarter end is available upon request. In addition, each Fidelity Central Fund's financial statements are available on the SEC's website or upon request.

 (h) Investment made with cash collateral received from securities on loan.

 (i) The rate quoted is the annualized seven-day yield of the fund at period end.

Additional information on each restricted holding is as follows:

Security	Acquisition Date	Acquisition Cost
Airbnb, Inc. Series D	4/16/14	$4,024,850
Dropbox, Inc. Class B	5/1/12	$2,591,086
Dropbox, Inc. Series A	5/25/12	$257,972
SurveyMonkey	11/25/14	$2,688,111

Affiliated Central Funds

Information regarding fiscal year to date income earned by the Fund from investments in Fidelity Central Funds is as follows:

Fund	Income earned
Fidelity Securities Lending Cash Central Fund	$7,651
Total	$7,651

Additional information regarding the Fund's fiscal year to date purchases and sales, including the ownership percentage, of the non Money Market Central Funds is as follows:

Affiliated Underlying Funds

Information regarding the Fund's fiscal year to date purchases and sales of the affiliated Underlying Funds and income earned by the Fund from investments in affiliated Underlying Funds is as follows:

Affiliate	Value, beginning of period	Purchases	Sales Proceeds	Dividend Income	Realized Gain (loss)	Change in Unrealized appreciation (depreciation)	Value, end of period
Fidelity Growth Company Fund	$1,701,841,148	$--	$--	$--	$--	$116,358,003	$1,818,199,151
Fidelity SAI U.S. Quality Index Fund	988,570,199	--	--	--	--	16,206,068	1,004,776,267
Total	$2,690,411,347	$--	$--	$--	$--	$132,564,071	$2,822,975,418

Investment Valuation

The following is a summary of the inputs used, as of August 31, 2017, involving the Fund's assets and liabilities carried at fair value. The inputs or methodology used for valuing securities may not be an indication of the risk associated with investing in those securities. Additional information on valuation inputs, and their aggregation into the levels used below, is provided later in this section.

	Valuation Inputs at Reporting Date:
Description	Total	Level 1	Level 2	Level 3
Investments in Securities:
Equities:
Consumer Discretionary	$1,162,937,494	$1,152,557,299	$--	$10,380,195
Consumer Staples	708,789,229	708,789,229	--	--
Energy	62,865,079	62,865,079	--	--
Financials	272,358,851	272,358,851	--	--
Health Care	1,180,525,145	1,180,525,145	--	--
Industrials	765,553,767	765,553,767	--	--
Information Technology	3,004,561,267	2,998,971,979	--	5,589,288
Materials	251,600,350	251,600,350	--	--
Real Estate	98,406,333	98,406,333	--	--
Utilities	34,702,429	34,702,429	--	--
Equity Funds	3,421,214,269	3,421,214,269	--	--
Other Short-Term Investments	2,423,460	--	2,423,460	--
Money Market Funds	142,206,916	142,206,916	--	--
Total Investments in Securities:	$11,108,144,589	$11,089,751,646	$2,423,460	$15,969,483
Derivative Instruments:
Assets
Futures Contracts	$1,295,635	$1,295,635	$--	$--
Total Assets	$1,295,635	$1,295,635	$--	$--
Total Derivative Instruments:	$1,295,635	$1,295,635	$--	$--

Investments are valued as of 4:00 p.m. Eastern time on the last calendar day of the period. Security transactions are accounted for as of trade date. The Board of Trustees (the Board) has delegated the day to day responsibility for the valuation of the Fund's investments to the Fair Value Committee (the Committee) established by the Fund's investment adviser. In accordance with valuation policies and procedures approved by the Board, the Fund attempts to obtain prices from one or more third party pricing vendors or brokers to value its investments. When current market prices, quotations or currency exchange rates are not readily available or reliable, investments will be fair valued in good faith by the Committee, in accordance with procedures adopted by the Board. Factors used in determining fair value vary by investment type and may include market or investment specific events, changes in interest rates and credit quality. The frequency with which these procedures are used cannot be predicted and they may be utilized to a significant extent. The Committee oversees the Fund’s valuation policies and procedures and reports to the Board on the Committee's activities and fair value determinations. The Board monitors the appropriateness of the procedures used in valuing the Fund's investments and ratifies the fair value determinations of the Committee. The Fund categorizes the inputs to valuation techniques used to value its investments into a disclosure hierarchy consisting of three levels: Level 1 - quoted prices in active markets for identical investments: Level 2 - other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds etc.): Level 3 - unobservable inputs (including the Fund's own assumptions based on the best information available). Changes in valuation techniques may result in transfers in or out of an assigned level within the disclosure hierarchy. Valuation techniques used to value the Fund's investments by major category are as follows:

Equity securities, including restricted securities, for which market quotations are readily available, are valued at the last reported sale price or official closing price as reported by a third party pricing vendor on the primary market or exchange on which they are traded and are categorized as Level 1 in the hierarchy. In the event there were no sales during the day or closing prices are not available, securities are valued at the last quoted bid price or may be valued using the last available price and are generally categorized as Level 2 in the hierarchy. For foreign equity securities, when market or security specific events arise, comparisons to the valuation of American Depositary Receipts (ADRs), futures contracts, Exchange-Traded Funds (ETFs) and certain indexes as well as quoted prices for similar securities may be used and would be categorized as Level 2 in the hierarchy. Utilizing these techniques may result in transfers between Level 1 and Level 2. For equity securities, including restricted securities, where observable inputs are limited, assumptions about market activity and risk are used and these securities may be categorized as Level 3 in the hierarchy.

Debt securities, including restricted securities, are valued based on evaluated prices received from third party pricing vendors or from brokers who make markets in such securities. U.S. government and government agency obligations are valued by pricing vendors who utilize matrix pricing which considers prepayment speed assumptions, attributes of the collateral, yield or price of bonds of comparable quality, coupon, maturity and type or by broker supplied prices.

When independent prices are unavailable or unreliable, debt securities may be valued utilizing pricing methodologies which consider similar factors that would be used by third party pricing vendors. Debt securities are generally categorized as Level 2 in the hierarchy but may be Level 3 depending on the circumstances.

Futures contracts are valued at the settlement price established each day by the board of trade or exchange on which they are traded and are categorized as Level 1 in the hierarchy.

Investments in open-end mutual funds, including the Fidelity Central Funds, are valued at their closing net asset value each business day and are categorized as Level 1 in the hierarchy.

If an unaffiliated Underlying Fund's net asset value is unavailable, shares of that fund may be valued by another method that the Board believes reflects fair value in accordance with the Board's fair value pricing policies and is categorized as Level 2 in the hierarchy.

For additional information on the Fund's significant accounting policies, please refer to the Fund's most recent semiannual or annual shareholder report.

The fund's schedule of investments as of the date on the cover of this report has not been audited. This report is provided for the general information of the fund's shareholders. For more information regarding the fund and its holdings, please see the fund's most recent prospectus and annual report.

Third party trademarks and service marks are the property of their respective owners. All other trademarks and service marks are the property of FMR LLC or an affiliate.

Quarterly Holdings Report
for

Strategic Advisers® Growth Multi-Manager Fund

August 31, 2017

MMG-QTLY-1017
1.931559.105

Investments August 31, 2017 (Unaudited)

Showing Percentage of Net Assets

Common Stocks - 84.2%
	Shares	Value
CONSUMER DISCRETIONARY - 12.9%
Auto Components - 0.7%
Lear Corp.	3,015	$450,863
Automobiles - 0.3%
Thor Industries, Inc.	1,760	191,206
Diversified Consumer Services - 0.1%
H&R Block, Inc.	1,388	37,115
Hotels, Restaurants & Leisure - 3.4%
Carnival Corp.	1,491	103,595
Domino's Pizza, Inc.	2,184	398,056
Marriott International, Inc. Class A	2,659	275,419
McDonald's Corp.	2,965	474,311
Norwegian Cruise Line Holdings Ltd. (a)	641	38,114
Royal Caribbean Cruises Ltd.	1,899	236,350
Starbucks Corp.	3,517	192,943
Wyndham Worldwide Corp.	2,131	212,418
Yum China Holdings, Inc.	4,979	176,057
Yum! Brands, Inc.	3,389	260,343
		2,367,606
Household Durables - 0.6%
D.R. Horton, Inc.	7,513	271,595
Mohawk Industries, Inc. (a)	563	142,507
		414,102
Internet & Direct Marketing Retail - 4.0%
Amazon.com, Inc. (a)	2,488	2,439,733
Priceline Group, Inc. (a)	201	372,268
		2,812,001
Media - 1.7%
Charter Communications, Inc. Class A (a)	499	198,871
Comcast Corp. Class A	24,750	1,005,098
		1,203,969
Specialty Retail - 1.9%
Best Buy Co., Inc.	4,379	237,605
Dick's Sporting Goods, Inc.	1,020	26,887
Home Depot, Inc.	4,929	738,709
Michaels Companies, Inc. (a)	4,451	99,925
Ross Stores, Inc.	3,944	230,527
		1,333,653
Textiles, Apparel & Luxury Goods - 0.2%
PVH Corp.	1,335	168,063

TOTAL CONSUMER DISCRETIONARY		8,978,578

CONSUMER STAPLES - 7.9%
Beverages - 3.2%
Constellation Brands, Inc. Class A (sub. vtg.)	1,585	317,159
Monster Beverage Corp. (a)	10,359	578,239
PepsiCo, Inc.	7,274	841,820
The Coca-Cola Co.	9,882	450,125
		2,187,343
Food & Staples Retailing - 1.1%
Costco Wholesale Corp.	2,191	343,417
CVS Health Corp.	1,469	113,612
Wal-Mart Stores, Inc.	3,810	297,447
		754,476
Food Products - 2.2%
Archer Daniels Midland Co.	4,050	167,346
Danone SA sponsored ADR	30,585	481,408
Ingredion, Inc.	1,210	149,822
Pinnacle Foods, Inc.	2,760	163,696
The Hershey Co.	1,935	203,020
Tyson Foods, Inc. Class A	5,740	363,342
		1,528,634
Household Products - 0.6%
Procter & Gamble Co.	4,631	427,302
Personal Products - 0.1%
Estee Lauder Companies, Inc. Class A	847	90,621
Tobacco - 0.7%
Altria Group, Inc.	4,250	269,450
Philip Morris International, Inc.	1,792	209,539
		478,989

TOTAL CONSUMER STAPLES		5,467,365

ENERGY - 0.6%
Energy Equipment & Services - 0.6%
Schlumberger Ltd.	6,299	400,049
Oil, Gas & Consumable Fuels - 0.0%
Parsley Energy, Inc. Class A (a)	1,477	36,999

TOTAL ENERGY		437,048

FINANCIALS - 3.1%
Banks - 0.3%
Bank of America Corp.	4,035	96,396
Zions Bancorporation	2,240	97,798
		194,194
Capital Markets - 1.6%
Bank of New York Mellon Corp.	5,955	311,327
FactSet Research Systems, Inc.	1,393	218,952
SEI Investments Co.	7,207	421,321
State Street Corp.	1,625	150,296
		1,101,896
Consumer Finance - 0.6%
American Express Co.	2,397	206,382
Discover Financial Services	3,663	215,934
		422,316
Insurance - 0.6%
MetLife, Inc.	3,959	185,400
Progressive Corp.	2,330	108,298
Prudential Financial, Inc.	1,685	172,005
		465,703

TOTAL FINANCIALS		2,184,109

HEALTH CARE - 12.6%
Biotechnology - 4.1%
AbbVie, Inc.	2,707	203,837
Amgen, Inc.	5,259	934,892
Biogen, Inc. (a)	1,632	516,626
Celgene Corp. (a)	5,621	780,926
Regeneron Pharmaceuticals, Inc. (a)	874	434,291
		2,870,572
Health Care Equipment & Supplies - 2.1%
Align Technology, Inc. (a)	327	57,794
Edwards Lifesciences Corp. (a)	5,507	625,926
Medtronic PLC	2,132	171,882
The Cooper Companies, Inc.	1,135	284,692
Varian Medical Systems, Inc. (a)	3,144	334,050
		1,474,344
Health Care Providers & Services - 3.2%
Aetna, Inc.	1,759	277,394
Express Scripts Holding Co. (a)	2,284	143,481
HCA Holdings, Inc. (a)	2,821	221,900
Humana, Inc.	429	110,519
Laboratory Corp. of America Holdings (a)	1,716	269,189
McKesson Corp.	925	138,112
UnitedHealth Group, Inc.	5,184	1,031,098
Wellcare Health Plans, Inc. (a)	298	52,055
		2,243,748
Health Care Technology - 0.5%
Cerner Corp. (a)	4,955	335,850
Life Sciences Tools & Services - 0.7%
Illumina, Inc. (a)	208	42,528
Thermo Fisher Scientific, Inc.	2,343	438,469
		480,997
Pharmaceuticals - 2.0%
Bristol-Myers Squibb Co.	1,575	95,256
Eli Lilly & Co.	4,471	363,448
Merck & Co., Inc.	2,732	174,466
Novartis AG sponsored ADR	3,389	285,659
Novo Nordisk A/S Series B sponsored ADR	9,966	474,581
		1,393,410

TOTAL HEALTH CARE		8,798,921

INDUSTRIALS - 8.5%
Aerospace & Defense - 3.0%
General Dynamics Corp.	1,102	221,888
Lockheed Martin Corp.	610	186,288
Northrop Grumman Corp.	2,101	571,913
Textron, Inc.	2,931	143,883
The Boeing Co.	3,236	775,540
United Technologies Corp.	1,816	217,412
		2,116,924
Air Freight & Logistics - 1.2%
Expeditors International of Washington, Inc.	6,949	389,839
FedEx Corp.	532	114,050
United Parcel Service, Inc. Class B	2,967	339,306
		843,195
Airlines - 0.4%
Copa Holdings SA Class A	996	123,574
Delta Air Lines, Inc.	3,225	152,188
		275,762
Building Products - 0.7%
Owens Corning	6,630	491,482
Electrical Equipment - 0.1%
Rockwell Automation, Inc.	481	78,913
Industrial Conglomerates - 0.3%
Roper Technologies, Inc.	827	190,756
Machinery - 1.6%
Deere & Co.	5,779	669,959
Ingersoll-Rand PLC	2,580	220,306
Oshkosh Corp.	1,640	122,344
Parker Hannifin Corp.	765	123,081
		1,135,690
Road & Rail - 0.3%
Union Pacific Corp.	1,662	175,009
Trading Companies & Distributors - 0.9%
MSC Industrial Direct Co., Inc. Class A	1,180	81,278
United Rentals, Inc. (a)	3,073	362,798
Univar, Inc. (a)	5,118	144,379
		588,455

TOTAL INDUSTRIALS		5,896,186

INFORMATION TECHNOLOGY - 34.7%
Communications Equipment - 1.5%
Cisco Systems, Inc.	25,760	829,730
Juniper Networks, Inc.	8,145	225,861
		1,055,591
Internet Software & Services - 10.5%
Alibaba Group Holding Ltd. sponsored ADR (a)	6,106	1,048,644
Alphabet, Inc.:
Class A (a)	1,568	1,497,816
Class C (a)	1,599	1,501,989
Dropbox, Inc. Class B (a)(b)(c)	1,441	18,474
eBay, Inc. (a)	6,235	225,271
Facebook, Inc. Class A (a)	17,731	3,049,200
SurveyMonkey (a)(b)(c)	1,159	11,022
		7,352,416
IT Services - 5.6%
Accenture PLC Class A	1,856	242,691
Amdocs Ltd.	1,151	74,573
Automatic Data Processing, Inc.	1,166	124,144
DXC Technology Co.	3,331	283,135
Fidelity National Information Services, Inc.	1,696	157,592
Fiserv, Inc. (a)	2,004	247,915
FleetCor Technologies, Inc. (a)	1,649	237,077
Global Payments, Inc.	3,624	346,056
IBM Corp.	473	67,653
MasterCard, Inc. Class A	2,717	362,176
Total System Services, Inc.	3,924	271,227
Vantiv, Inc. (a)	4,098	289,688
Visa, Inc. Class A	11,456	1,185,925
		3,889,852
Semiconductors & Semiconductor Equipment - 3.8%
Analog Devices, Inc.	794	66,434
Applied Materials, Inc.	12,342	556,871
KLA-Tencor Corp.	1,090	102,122
Lam Research Corp.	2,030	336,939
Microchip Technology, Inc.	1,895	164,486
NVIDIA Corp.	4,513	764,683
Qualcomm, Inc.	7,833	409,431
Texas Instruments, Inc.	2,720	225,270
		2,626,236
Software - 8.9%
Activision Blizzard, Inc.	3,455	226,510
Adobe Systems, Inc. (a)	3,914	607,296
Autodesk, Inc. (a)	4,955	567,149
Electronic Arts, Inc. (a)	5,562	675,783
Intuit, Inc.	2,343	331,417
Microsoft Corp.	31,788	2,376,789
Oracle Corp.	16,680	839,504
Synopsys, Inc. (a)	3,420	275,036
Take-Two Interactive Software, Inc. (a)	2,779	271,758
		6,171,242
Technology Hardware, Storage & Peripherals - 4.4%
Apple, Inc.	16,398	2,689,272
NCR Corp. (a)	4,025	147,033
NetApp, Inc.	6,609	255,504
		3,091,809

TOTAL INFORMATION TECHNOLOGY		24,187,146

MATERIALS - 2.0%
Chemicals - 1.2%
Air Products & Chemicals, Inc.	807	117,314
FMC Corp.	1,167	100,619
LyondellBasell Industries NV Class A	2,649	239,973
Monsanto Co.	2,457	287,960
Sherwin-Williams Co.	186	63,104
		808,970
Containers & Packaging - 0.5%
Berry Global Group, Inc. (a)	4,052	227,884
Owens-Illinois, Inc. (a)	5,595	137,861
		365,745
Metals & Mining - 0.3%
Steel Dynamics, Inc.	6,511	224,304

TOTAL MATERIALS		1,399,019

REAL ESTATE - 1.4%
Equity Real Estate Investment Trusts (REITs) - 1.2%
Alexandria Real Estate Equities, Inc.	1,818	220,542
American Tower Corp.	1,814	268,563
Equity Lifestyle Properties, Inc.	1,765	157,350
SBA Communications Corp. Class A (a)	1,117	171,515
		817,970
Real Estate Management & Development - 0.2%
Realogy Holdings Corp.	3,742	126,854

TOTAL REAL ESTATE		944,824

UTILITIES - 0.5%
Independent Power and Renewable Electricity Producers - 0.5%
NRG Energy, Inc.	8,703	216,792
The AES Corp.	10,861	119,905
		336,697
TOTAL COMMON STOCKS
(Cost $38,404,260)		58,629,893

Convertible Preferred Stocks - 0.0%
INFORMATION TECHNOLOGY - 0.0%
Internet Software & Services - 0.0%
Dropbox, Inc. Series A (a)(b)(c)
(Cost $1,303)	144	1,846

Equity Funds - 10.5%
Large Growth Funds - 10.5%
Fidelity Blue Chip Growth Fund (d)	44,507	3,771,529
Fidelity SAI U.S. Quality Index Fund (d)	282,596	3,504,193
TOTAL EQUITY FUNDS
(Cost $5,819,970)		7,275,722
	Principal Amount

U.S. Treasury Obligations - 0.2%
U.S. Treasury Bills, yield at date of purchase 0.99% to 1.02% 9/28/17 to 11/30/17 (e)
(Cost $119,889)	$120,000	119,894
	Shares

Money Market Funds - 5.1%
Invesco Government & Agency Portfolio Institutional Class 0.93% (f)
(Cost $3,568,003)	3,568,003	3,568,003
TOTAL INVESTMENT IN SECURITIES - 100.0%
(Cost $47,913,425)		69,595,358
NET OTHER ASSETS (LIABILITIES) - 0.0%		(3,805)
NET ASSETS - 100%		$69,591,553

Futures Contracts
	Number of contracts	Expiration Date	Notional amount	Value	Unrealized Appreciation/(Depreciation)
Purchased
Equity Index Contracts
CME E-mini Russell 1000 Growth Index Contracts (United States)	3	Sept. 2017	$186,450	$3,084	$3,084
ICE Russell 1000 Growth Index Contracts (United States)	46	Sept. 2017	2,859,360	79,309	79,309
TOTAL FUTURES CONTRACTS					$82,393

The notional amount of futures purchased as a percentage of Net Assets is 4.4%

Legend

 (a) Non-income producing

 (b) Restricted securities - Investment in securities not registered under the Securities Act of 1933 (excluding 144A issues). At the end of the period, the value of restricted securities (excluding 144A issues) amounted to $31,342 or 0.0% of net assets.

 (c) Level 3 instrument

 (d) Affiliated Fund

 (e) Security or a portion of the security was pledged to cover margin requirements for futures contracts. At period end, the value of securities pledged amounted to $119,894.

 (f) The rate quoted is the annualized seven-day yield of the fund at period end.

Additional information on each restricted holding is as follows:

Security	Acquisition Date	Acquisition Cost
Dropbox, Inc. Class B	5/1/12	$13,044
Dropbox, Inc. Series A	5/25/12	$1,303
SurveyMonkey	11/25/14	$19,066

Affiliated Underlying Funds

Information regarding the Fund's fiscal year to date purchases and sales of the affiliated Underlying Funds and income earned by the Fund from investments in affiliated Underlying Funds is as follows:

Affiliate	Value, beginning of period	Purchases	Sales Proceeds	Dividend Income	Realized Gain (loss)	Change in Unrealized appreciation (depreciation)	Value, end of period
Fidelity Blue Chip Growth Fund	$3,601,515	$--	$--	$--	$--	$170,014	$3,771,529
Fidelity SAI U.S. Quality Index Fund	3,447,674	--	--	--	--	56,519	3,504,193
Total	$7,049,189	$--	$--	$--	$--	$226,533	$7,275,722

Investment Valuation

The following is a summary of the inputs used, as of August 31, 2017, involving the Fund's assets and liabilities carried at fair value. The inputs or methodology used for valuing securities may not be an indication of the risk associated with investing in those securities. Additional information on valuation inputs, and their aggregation into the levels used below, is provided later in this section.

	Valuation Inputs at Reporting Date:
Description	Total	Level 1	Level 2	Level 3
Investments in Securities:
Equities:
Consumer Discretionary	$8,978,578	$8,978,578	$--	$--
Consumer Staples	5,467,365	5,467,365	--	--
Energy	437,048	437,048	--	--
Financials	2,184,109	2,184,109	--	--
Health Care	8,798,921	8,798,921	--	--
Industrials	5,896,186	5,896,186	--	--
Information Technology	24,188,992	24,157,650	--	31,342
Materials	1,399,019	1,399,019	--	--
Real Estate	944,824	944,824	--	--
Utilities	336,697	336,697	--	--
Equity Funds	7,275,722	7,275,722	--	--
Other Short-Term Investments	119,894	--	119,894	--
Money Market Funds	3,568,003	3,568,003	--	--
Total Investments in Securities:	$69,595,358	$69,444,122	$119,894	$31,342
Derivative Instruments:
Assets
Futures Contracts	$82,393	$82,393	$--	$--
Total Assets	$82,393	$82,393	$--	$--
Total Derivative Instruments:	$82,393	$82,393	$--	$--

Investments are valued as of 4:00 p.m. Eastern time on the last calendar day of the period. Security transactions are accounted for as of trade date. The Board of Trustees (the Board) has delegated the day to day responsibility for the valuation of the Fund's investments to the Fair Value Committee (the Committee) established by the Fund's investment adviser. In accordance with valuation policies and procedures approved by the Board, the Fund attempts to obtain prices from one or more third party pricing vendors or brokers to value its investments. When current market prices, quotations or currency exchange rates are not readily available or reliable, investments will be fair valued in good faith by the Committee, in accordance with procedures adopted by the Board. Factors used in determining fair value vary by investment type and may include market or investment specific events, changes in interest rates and credit quality. The frequency with which these procedures are used cannot be predicted and they may be utilized to a significant extent. The Committee oversees the Fund’s valuation policies and procedures and reports to the Board on the Committee's activities and fair value determinations. The Board monitors the appropriateness of the procedures used in valuing the Fund's investments and ratifies the fair value determinations of the Committee. The Fund categorizes the inputs to valuation techniques used to value its investments into a disclosure hierarchy consisting of three levels: Level 1 - quoted prices in active markets for identical investments: Level 2 - other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds etc.): Level 3 - unobservable inputs (including the Fund's own assumptions based on the best information available). Changes in valuation techniques may result in transfers in or out of an assigned level within the disclosure hierarchy. Valuation techniques used to value the Fund's investments by major category are as follows:

Equity securities, including restricted securities, for which market quotations are readily available, are valued at the last reported sale price or official closing price as reported by a third party pricing vendor on the primary market or exchange on which they are traded and are categorized as Level 1 in the hierarchy. In the event there were no sales during the day or closing prices are not available, securities are valued at the last quoted bid price or may be valued using the last available price and are generally categorized as Level 2 in the hierarchy. For foreign equity securities, when market or security specific events arise, comparisons to the valuation of American Depositary Receipts (ADRs), futures contracts, Exchange-Traded Funds (ETFs) and certain indexes as well as quoted prices for similar securities may be used and would be categorized as Level 2 in the hierarchy. Utilizing these techniques may result in transfers between Level 1 and Level 2. For equity securities, including restricted securities, where observable inputs are limited, assumptions about market activity and risk are used and these securities may be categorized as Level 3 in the hierarchy.

Debt securities, including restricted securities, are valued based on evaluated prices received from third party pricing vendors or from brokers who make markets in such securities. U.S. government and government agency obligations are valued by pricing vendors who utilize matrix pricing which considers prepayment speed assumptions, attributes of the collateral, yield or price of bonds of comparable quality, coupon, maturity and type or by broker supplied prices.

When independent prices are unavailable or unreliable, debt securities may be valued utilizing pricing methodologies which consider similar factors that would be used by third party pricing vendors. Debt securities are generally categorized as Level 2 in the hierarchy but may be Level 3 depending on the circumstances.

Futures contracts are valued at the settlement price established each day by the board of trade or exchange on which they are traded and are categorized as Level 1 in the hierarchy.

Investments in open-end mutual funds are valued at their closing net asset value each business day and are categorized as Level 1 in the hierarchy.

If an unaffiliated Underlying Fund's net asset value is unavailable, shares of that fund may be valued by another method that the Board believes reflects fair value in accordance with the Board's fair value pricing policies and is categorized as Level 2 in the hierarchy.

For additional information on the Fund's significant accounting policies, please refer to the Fund's most recent semiannual or annual shareholder report.

The fund's schedule of investments as of the date on the cover of this report has not been audited. This report is provided for the general information of the fund's shareholders. For more information regarding the fund and its holdings, please see the fund's most recent prospectus and annual report.

Third party trademarks and service marks are the property of their respective owners. All other trademarks and service marks are the property of FMR LLC or an affiliate.

Quarterly Holdings Report
for

Strategic Advisers® Short Duration Fund

Offered exclusively to certain clients of Strategic Advisers, Inc. - not available for sale to the general public

August 31, 2017

ASD-QTLY-1017
1.934463.105

Investments August 31, 2017 (Unaudited)

Showing Percentage of Net Assets

Nonconvertible Bonds - 17.1%
	Principal Amount	Value
CONSUMER DISCRETIONARY - 1.6%
Auto Components - 0.0%
Delphi Automotive PLC 3.15% 11/19/20	$1,130,000	$1,159,134
Automobiles - 0.8%
American Honda Finance Corp.:
3 month U.S. LIBOR + 0.150% 1.4569% 1/22/19 (a)(b)	5,000,000	5,002,403
3 month U.S. LIBOR + 0.280% 1.5964% 11/19/18 (a)(b)	5,000,000	5,013,028
3 month U.S. LIBOR + 0.825% 2.1397% 2/22/19 (a)(b)	8,351,000	8,435,706
BMW U.S. Capital LLC 3 month U.S. LIBOR + 0.380% 1.6821% 4/6/20 (a)(b)(c)	7,796,000	7,836,548
Daimler Finance North America LLC:
3 month U.S. LIBOR + 0.450% 1.7667% 5/18/18 (a)(b)(c)	5,000,000	5,010,505
3 month U.S. LIBOR + 0.530% 1.8417% 5/5/20 (a)(b)(c)	5,000,000	5,019,811
3 month U.S. LIBOR + 0.620% 1.9311% 10/30/19 (a)(b)(c)	5,000,000	5,023,676
3 month U.S. LIBOR + 0.630% 1.9321% 1/6/20 (a)(b)(c)	10,000,000	10,057,961
3 month U.S. LIBOR + 0.860% 2.1706% 8/1/18 (a)(b)(c)	1,060,000	1,066,127
2.2% 5/5/20 (c)	1,420,000	1,423,656
General Motors Financial Co., Inc.:
3 month U.S. LIBOR + 0.930% 2.2335% 4/13/20 (a)(b)	11,000,000	11,050,564
3 month U.S. LIBOR + 1.270% 2.5692% 10/4/19 (a)(b)	5,000,000	5,053,709
3.1% 1/15/19	805,000	816,464
Hyundai Capital Services, Inc. 3.5% 9/13/17 (c)	605,000	605,194
Nissan Motor Acceptance Corp. 1.95% 9/12/17 (c)	1,375,000	1,375,106
		72,790,458
Diversified Consumer Services - 0.0%
ERAC U.S.A. Finance Co. 6.375% 10/15/17 (c)	550,000	552,794
ERAC U.S.A. Finance LLC 2.8% 11/1/18 (c)	1,140,000	1,150,075
		1,702,869
Hotels, Restaurants & Leisure - 0.1%
Brinker International, Inc. 2.6% 5/15/18	1,110,000	1,111,132
GLP Capital LP/GLP Financing II, Inc. 4.375% 11/1/18	1,225,000	1,243,375
McDonald's Corp. 5.8% 10/15/17	10,000,000	10,046,767
		12,401,274
Household Durables - 0.1%
D.R. Horton, Inc. 3.625% 2/15/18	1,500,000	1,504,516
Newell Brands, Inc.:
2.05% 12/1/17	1,580,000	1,581,650
2.15% 10/15/18	1,030,000	1,033,767
2.6% 3/29/19	307,000	310,334
Whirlpool Corp. 1.65% 11/1/17	450,000	450,022
		4,880,289
Internet & Direct Marketing Retail - 0.0%
JD.com, Inc. 3.125% 4/29/21	1,575,000	1,582,439
Priceline Group, Inc. 2.75% 3/15/23	320,000	321,621
QVC, Inc. 3.125% 4/1/19	930,000	942,110
		2,846,170
Media - 0.5%
Charter Communications Operating LLC/Charter Communications Operating Capital Corp.:
3.579% 7/23/20	1,395,000	1,431,187
4.464% 7/23/22	630,000	666,720
Comcast Corp. 6.3% 11/15/17	5,000,000	5,046,733
Interpublic Group of Companies, Inc. 2.25% 11/15/17	1,840,000	1,841,248
NBCUniversal Enterprise, Inc.:
3 month U.S. LIBOR + 0.400% 1.6986% 4/1/21 (a)(b)(c)	20,000,000	19,979,896
3 month U.S. LIBOR + 0.685% 1.9886% 4/15/18 (a)(b)(c)	15,315,000	15,374,529
Omnicom Group, Inc. 6.25% 7/15/19	1,350,000	1,455,501
Time Warner Cable, Inc.:
6.75% 7/1/18	539,000	559,886
8.25% 4/1/19	1,390,000	1,518,509
8.75% 2/14/19	530,000	578,764
Viacom, Inc.:
2.75% 12/15/19	609,000	615,406
5.625% 9/15/19	115,000	122,705
		49,191,084
Specialty Retail - 0.1%
AutoZone, Inc. 1.625% 4/21/19	145,000	144,386
Home Depot, Inc. 3 month U.S. LIBOR + 0.370% 1.6156% 9/15/17 (a)(b)	10,000,000	10,001,002
Nissan Motor Acceptance Corp. 1.55% 9/13/19 (c)	725,000	718,984
		10,864,372
Textiles, Apparel & Luxury Goods - 0.0%
Invista Finance LLC 4.25% 10/15/19 (c)	1,475,000	1,506,344

TOTAL CONSUMER DISCRETIONARY		157,341,994

CONSUMER STAPLES - 1.0%
Beverages - 0.4%
Anheuser-Busch InBev Finance, Inc.:
1.25% 1/17/18	10,000,000	9,989,463
1.9% 2/1/19	2,170,000	2,177,050
Anheuser-Busch InBev Worldwide, Inc. 3 month U.S. LIBOR + 0.690% 2.0006% 8/1/18 (a)(b)	6,000,000	6,028,362
PepsiCo, Inc. 3 month U.S. LIBOR + 0.590% 1.9047% 2/22/19 (a)(b)	20,000,000	20,150,747
		38,345,622
Food & Staples Retailing - 0.1%
CVS Health Corp. 1.9% 7/20/18	11,033,000	11,062,634
Kroger Co.:
1.5% 9/30/19	280,000	276,884
2.3% 1/15/19	350,000	351,820
		11,691,338
Food Products - 0.1%
Bunge Ltd. Finance Corp.:
3.5% 11/24/20	520,000	536,147
8.5% 6/15/19	395,000	438,885
Danone SA 1.691% 10/30/19 (c)	2,430,000	2,414,512
H.J. Heinz Co. 3 month U.S. LIBOR + 0.820% 2.1314% 8/10/22 (a)(b)	1,020,000	1,020,337
Tyson Foods, Inc.:
3 month U.S. LIBOR + 0.450% 1.7678% 5/30/19 (a)(b)	3,826,000	3,833,395
2.25% 8/23/21	600,000	600,100
		8,843,376
Tobacco - 0.4%
Bat Capital Corp.:
3 month U.S. LIBOR + 0.590% 1.905% 8/14/20 (a)(b)(c)	5,000,000	5,002,985
2.297% 8/14/20 (c)	1,610,000	1,616,154
BAT International Finance PLC 3 month U.S. LIBOR + 0.510% 1.7556% 6/15/18 (a)(b)(c)	15,000,000	15,021,325
Imperial Tobacco Finance PLC 2.05% 2/11/18 (c)	2,950,000	2,950,438
Philip Morris International, Inc. 1.25% 11/9/17	9,225,000	9,222,496
Reynolds American, Inc.:
2.3% 6/12/18	780,000	782,980
8.125% 6/23/19	360,000	398,314
		34,994,692

TOTAL CONSUMER STAPLES		93,875,028

ENERGY - 0.9%
Oil, Gas & Consumable Fuels - 0.9%
Andeavor 4.25% 10/1/17	649,000	649,574
BP Capital Markets PLC 3 month U.S. LIBOR + 0.350% 1.6591% 8/14/18 (a)(b)	20,000,000	20,055,600
Canadian Natural Resources Ltd. 1.75% 1/15/18	580,000	579,745
Chevron Corp. 3 month U.S. LIBOR + 0.480% 1.6981% 3/3/22 (a)(b)	4,700,000	4,720,630
China Shenhua Overseas Capital Co. Ltd.:
2.5% 1/20/18 (Reg. S)	2,235,000	2,239,048
3.125% 1/20/20 (Reg. S)	1,740,000	1,762,321
Columbia Pipeline Group, Inc. 2.45% 6/1/18	460,000	461,617
ConocoPhillips Co. 1.05% 12/15/17	750,000	749,140
DCP Midstream Operating LP 2.5% 12/1/17	1,410,000	1,408,238
Encana Corp. 6.5% 5/15/19	245,000	262,016
Energy Transfer Partners LP 6.7% 7/1/18	275,000	285,641
Enterprise Products Operating LP:
2.55% 10/15/19	385,000	388,231
6.3% 9/15/17	1,620,000	1,621,827
Exxon Mobil Corp.:
3 month U.S. LIBOR + 0.780% 1.9818% 3/1/19 (a)(b)	20,000,000	20,218,447
1.305% 3/6/18	1,740,000	1,739,469
Hess Corp. 8.125% 2/15/19	600,000	647,766
Kinder Morgan Energy Partners LP 5.95% 2/15/18	655,000	666,773
Murphy Oil Corp. 3.5% 12/1/17 (a)	3,855,000	3,856,079
ONEOK Partners LP 3.2% 9/15/18	2,075,000	2,098,883
Origin Energy Finance Ltd. 3.5% 10/9/18 (c)	1,300,000	1,315,600
Panhandle Eastern Pipe Line Co. LP:
6.2% 11/1/17	110,000	110,711
7% 6/15/18	725,000	752,464
Petroleos Mexicanos 3.5% 7/23/20	985,000	1,011,103
Phillips 66 Co. 3 month U.S. LIBOR + 0.650% 1.9536% 4/15/19 (a)(b)(c)	530,000	530,486
Plains All American Pipeline LP/PAA Finance Corp.:
5.75% 1/15/20	440,000	470,026
6.5% 5/1/18	2,375,000	2,439,750
Sabine Pass Liquefaction LLC 5.625% 2/1/21 (a)	1,020,000	1,104,278
Shell International Finance BV 3 month U.S. LIBOR + 0.350% 1.5781% 9/12/19 (a)(b)	10,000,000	10,051,414
TransCanada PipeLines Ltd.:
3 month U.S. LIBOR + 0.790% 2.0941% 1/12/18 (a)(b)	3,000,000	3,006,621
1.625% 11/9/17	1,573,000	1,573,276
Valero Energy Corp. 9.375% 3/15/19	670,000	744,070
		87,520,844
FINANCIALS - 10.4%
Banks - 6.1%
ABN AMRO Bank NV:
3 month U.S. LIBOR + 0.640% 1.9436% 1/18/19 (a)(b)(c)	10,000,000	10,047,290
2.1% 1/18/19 (c)	1,780,000	1,788,617
2.5% 10/30/18 (c)	11,550,000	11,646,466
ANZ Banking Group Ltd. 3 month U.S. LIBOR + 0.500% 1.8164% 8/19/20 (a)(b)(c)	7,000,000	7,017,040
ANZ National International Ltd. 2.2% 7/17/20 (c)	825,000	829,160
Australia & New Zealand Banking Group Ltd. 3 month U.S. LIBOR + 0.560% 1.875% 5/15/18 (a)(b)	7,330,000	7,355,664
Banco de Credito del Peru 2.25% 10/25/19 (c)	280,000	280,700
Banco Santander SA 3 month U.S. LIBOR + 1.560% 2.8652% 4/11/22 (a)(b)	800,000	825,889
Bank of America Corp.:
3 month U.S. LIBOR + 0.870% 2.1686% 4/1/19 (a)(b)	22,130,000	22,336,344
3 month U.S. LIBOR + 1.070% 2.3572% 3/22/18 (a)(b)	7,466,000	7,500,662
3 month U.S. LIBOR + 1.160% 2.4669% 1/20/23 (a)(b)	1,480,000	1,493,994
2% 1/11/18	715,000	716,025
2.503% 10/21/22	635,000	630,566
2.625% 4/19/21	715,000	722,596
5.625% 7/1/20	370,000	405,143
5.65% 5/1/18	425,000	435,667
Bank of Montreal:
3 month U.S. LIBOR + 0.440% 1.6856% 6/15/20 (a)(b)	10,000,000	10,019,309
3 month U.S. LIBOR + 0.600% 1.8281% 12/12/19 (a)(b)	5,000,000	5,038,336
Bank of Nova Scotia 3 month U.S. LIBOR + 0.830% 2.1336% 1/15/19 (a)(b)	5,000,000	5,041,236
Bank of Tokyo-Mitsubishi UFJ Ltd.:
3 month U.S. LIBOR + 0.310% 1.529% 9/8/17 (a)(b)(c)	5,880,000	5,880,071
3 month U.S. LIBOR + 1.020% 2.2617% 9/14/18 (a)(b)(c)	5,000,000	5,038,168
Banque Federative du Credit Mutuel SA:
3 month U.S. LIBOR + 0.490% 1.7969% 7/20/20 (a)(b)(c)	12,000,000	12,020,872
2.2% 7/20/20 (c)	940,000	941,978
2.5% 10/29/18 (c)	1,405,000	1,418,101
Barclays Bank PLC:
3 month U.S. LIBOR + 0.650% 1.9617% 8/7/20 (a)(b)	10,000,000	10,022,147
6.05% 12/4/17 (c)	1,440,000	1,455,214
Barclays PLC 3 month U.S. LIBOR + 1.625% 2.9291% 1/10/23 (a)(b)	1,525,000	1,555,643
BB&T Corp.:
3 month U.S. LIBOR + 0.660% 1.9706% 2/1/19 (a)(b)	2,301,000	2,317,691
3 month U.S. LIBOR + 0.860% 2.1056% 6/15/18 (a)(b)	6,575,000	6,608,795
BNP Paribas 2.375% 9/14/17	4,064,000	4,064,912
BPCE SA:
3 month U.S. LIBOR + 1.220% 2.5347% 5/22/22 (a)(b)(c)	605,000	612,399
2.5% 12/10/18	2,130,000	2,149,946
Branch Banking & Trust Co. 3 month U.S. LIBOR + 0.450% 1.7536% 1/15/20 (a)(b)	5,000,000	5,016,700
Canadian Imperial Bank of Commerce 3 month U.S. LIBOR + 0.520% 1.7425% 9/6/19 (a)(b)	15,000,000	15,066,612
Capital One NA:
3 month U.S. LIBOR + 0.765% 2.0014% 9/13/19 (a)(b)	10,000,000	10,068,152
2.35% 8/17/18	915,000	919,537
2.35% 1/31/20	915,000	918,346
Citigroup, Inc.:
3 month U.S. LIBOR + 0.690% 2.0067% 4/27/18 (a)(b)	5,000,000	5,015,682
3 month U.S. LIBOR + 0.790% 2.0941% 1/10/20 (a)(b)	5,905,000	5,951,115
3 month U.S. LIBOR + 0.860% 2.0796% 12/7/18 (a)(b)	10,000,000	10,058,742
3 month U.S. LIBOR + 0.930% 2.1496% 6/7/19 (a)(b)	20,000,000	20,192,200
1.7% 4/27/18	1,065,000	1,065,015
1.8% 2/5/18	1,205,000	1,205,774
1.85% 11/24/17	870,000	870,540
2.05% 6/7/19	510,000	511,069
2.9% 12/8/21	1,495,000	1,521,707
Citizens Bank NA:
3 month U.S. LIBOR + 0.540% 1.75% 3/2/20 (a)(b)	15,000,000	15,009,956
3 month U.S. LIBOR + 0.570% 1.8872% 5/26/20 (a)(b)	10,000,000	10,005,964
2.25% 3/2/20	685,000	687,987
2.45% 12/4/19	260,000	262,323
2.55% 5/13/21	520,000	524,525
Commonwealth Bank of Australia:
3 month U.S. LIBOR + 0.640% 1.9517% 11/7/19 (a)(b)(c)	10,000,000	10,056,613
3 month U.S. LIBOR + 0.790% 2.1006% 11/2/18 (a)(b)(c)	12,578,000	12,657,619
1.75% 11/2/18	2,126,000	2,127,111
Danske Bank A/S 2.2% 3/2/20 (c)	1,345,000	1,351,749
Discover Bank:
2% 2/21/18	340,000	340,527
2.6% 11/13/18	590,000	594,769
7% 4/15/20	1,360,000	1,506,881
Fifth Third Bank:
3 month U.S. LIBOR + 0.590% 1.8833% 9/27/19 (a)(b)	5,000,000	5,025,481
3 month U.S. LIBOR + 0.910% 2.2264% 8/20/18 (a)(b)	5,000,000	5,032,647
HBOS PLC 6.75% 5/21/18 (c)	415,000	428,791
HSBC Bank PLC 3 month U.S. LIBOR + 0.640% 1.955% 5/15/18 (a)(b)(c)	1,365,000	1,369,993
HSBC U.S.A., Inc.:
3 month U.S. LIBOR + 0.340% 1.6491% 11/13/17 (a)(b)	5,000,000	5,002,638
3 month U.S. LIBOR + 0.610% 1.9191% 11/13/19 (a)(b)	15,000,000	15,016,378
1.625% 1/16/18	1,260,000	1,260,328
Huntington National Bank:
3 month U.S. LIBOR + 0.510% 1.7381% 3/10/20 (a)(b)	9,027,000	9,072,116
2.2% 11/6/18	770,000	773,396
2.375% 3/10/20	1,465,000	1,478,737
ING Bank NV 3 month U.S. LIBOR + 0.690% 1.9886% 10/1/19 (a)(b)(c)	5,000,000	5,035,555
ING Groep NV 3 month U.S. LIBOR + 1.150% 2.4451% 3/29/22 (a)(b)	735,000	746,365
Intesa Sanpaolo SpA 3.875% 1/15/19	220,000	224,922
JP Morgan Chase Bank NA:
3 month U.S. LIBOR + 0.400% 1.7302% 9/21/18 (a)(b)	10,000,000	10,029,943
3 month U.S. LIBOR + 0.590% 1.8794% 9/23/19 (a)(b)	10,000,000	10,066,590
JPMorgan Chase & Co.:
3 month U.S. LIBOR + 0.550% 1.771% 3/9/21 (a)(b)	1,485,000	1,487,584
3 month U.S. LIBOR + 0.900% 2.2144% 1/25/18 (a)(b)	19,350,000	19,409,107
3 month U.S. LIBOR + 0.955% 2.2675% 1/23/20 (a)(b)	5,000,000	5,072,990
Mitsubishi UFJ Financial Group, Inc. 3 month U.S. LIBOR + 0.920% 2.2347% 2/22/22 (a)(b)	840,000	846,189
Mizuho Bank Ltd.:
3 month U.S. LIBOR + 0.450% 1.7456% 9/25/17 (a)(b)(c)	7,000,000	7,001,610
3 month U.S. LIBOR + 0.640% 1.9356% 3/26/18 (a)(b)(c)	10,800,000	10,824,630
3 month U.S. LIBOR + 1.190% 2.4969% 10/20/18 (a)(b)(c)	5,000,000	5,052,202
1.7% 9/25/17 (c)	950,000	950,129
2.15% 10/20/18 (c)	690,000	692,856
MUFG Americas Holdings Corp. 3 month U.S. LIBOR + 0.570% 1.8814% 2/9/18 (a)(b)	9,000,000	9,012,593
National Bank of Canada 1.45% 11/7/17	2,090,000	2,089,918
Nordea Bank AB:
3 month U.S. LIBOR + 0.470% 1.7872% 5/29/20 (a)(b)(c)	10,000,000	10,037,853
3 month U.S. LIBOR + 0.840% 2.1074% 9/17/18 (a)(b)(c)	14,000,000	14,110,916
PNC Bank NA:
3 month U.S. LIBOR + 0.360% 1.6764% 5/19/20 (a)(b)	10,000,000	10,035,238
1.8% 11/5/18	1,300,000	1,302,769
PNC Financial Services Group, Inc. 3 month U.S. LIBOR + 0.250% 1.5617% 8/7/18 (a)(b)	10,000,000	10,018,281
Royal Bank of Canada:
3 month U.S. LIBOR + 0.350% 1.59% 3/2/20 (a)(b)	10,000,000	10,012,490
1.5% 6/7/18	5,000,000	4,998,658
Santander UK Group Holdings PLC 2.875% 10/16/20	820,000	833,213
Skandinaviska Enskilda Banken AB 1.5% 9/13/19	1,480,000	1,467,779
Sovereign Bank 8.75% 5/30/18	500,000	524,523
Standard Chartered PLC:
1.5% 9/8/17 (c)	1,390,000	1,389,971
2.1% 8/19/19(c)	390,000	390,036
Sumitomo Mitsui Banking Corp.:
3 month U.S. LIBOR + 0.540% 1.8452% 1/11/19 (a)(b)	17,900,000	17,981,790
3 month U.S. LIBOR + 0.580% 1.8836% 1/16/18 (a)(b)	5,000,000	5,008,015
1.762% 10/19/18	435,000	435,183
Sumitomo Mitsui Trust Bank Ltd. 1.8% 3/28/18 (c)	1,815,000	1,817,245
SunTrust Bank 3 month U.S. LIBOR + 0.530% 1.8411% 1/31/20 (a)(b)	10,000,000	10,075,657
SunTrust Banks, Inc. 2.35% 11/1/18	645,000	649,014
Swedbank AB 1.75% 3/12/18 (c)	2,835,000	2,838,238
The Toronto-Dominion Bank 3 month U.S. LIBOR + 0.650% 1.9591% 8/13/19 (a)(b)	10,000,000	10,085,050
U.S. Bancorp 3 month U.S. LIBOR + 0.490% 1.805% 11/15/18 (a)(b)	6,505,000	6,535,770
U.S. Bank NA:
3 month U.S. LIBOR + 0.150% 1.4672% 5/24/19 (a)(b)	10,000,000	10,003,474
3 month U.S. LIBOR + 0.300% 1.6139% 1/26/18 (a)(b)	10,000,000	10,008,535
Wells Fargo & Co.:
3 month U.S. LIBOR + 0.260% 1.479% 9/8/17 (a)(b)	1,349,000	1,349,022
3 month U.S. LIBOR + 0.400% 1.6417% 9/14/18 (a)(b)	5,000,000	5,013,287
Wells Fargo Bank NA 3 month U.S. LIBOR + 0.500% 1.8172% 11/28/18 (a)(b)	10,000,000	10,043,352
Westpac Banking Corp.:
3 month U.S. LIBOR + 0.560% 1.8764% 8/19/19 (a)(b)	9,250,000	9,295,897
3 month U.S. LIBOR + 0.740% 2.0544% 11/23/18 (a)(b)	5,000,000	5,037,369
		586,026,169
Capital Markets - 1.8%
CBOE Holdings, Inc. 1.95% 6/28/19	620,000	620,253
Deutsche Bank AG London Branch:
3 month U.S. LIBOR + 1.450% 2.7536% 1/18/19 (a)(b)	19,490,000	19,717,169
3 month U.S. LIBOR + 1.910% 3.2194% 5/10/19 (a)(b)	10,000,000	10,219,359
Goldman Sachs Group, Inc.:
3 month U.S. LIBOR + 0.800% 2.0364% 12/13/19 (a)(b)	10,000,000	10,069,915
3 month U.S. LIBOR + 0.800% 2.0456% 12/15/17 (a)(b)	10,000,000	10,017,903
3 month U.S. LIBOR + 1.040% 2.3544% 4/25/19 (a)(b)	3,866,000	3,909,802
3 month U.S. LIBOR + 1.100% 2.415% 11/15/18 (a)(b)	10,000,000	10,091,615
3 month U.S. LIBOR + 1.110% 2.4239% 4/26/22 (a)(b)	1,140,000	1,151,813
1.95% 7/23/19	525,000	525,431
2.3% 12/13/19	810,000	815,082
2.375% 1/22/18	5,000,000	5,014,418
2.75% 9/15/20	220,000	223,653
6.15% 4/1/18	3,580,000	3,669,781
Legg Mason, Inc. 2.7% 7/15/19	185,000	186,977
Merrill Lynch & Co., Inc. 6.875% 4/25/18	1,465,000	1,512,456
Moody's Corp. 3 month U.S. LIBOR + 0.350% 1.5681% 9/4/18 (a)(b)	15,000,000	15,028,632
Morgan Stanley:
3 month U.S. LIBOR + 0.740% 2.0525% 7/23/19 (a)(b)	5,000,000	5,034,770
3 month U.S. LIBOR + 0.800% 2.1091% 2/14/20 (a)(b)	10,000,000	10,047,900
3 month U.S. LIBOR + 0.850% 2.1625% 1/24/19 (a)(b)	3,265,000	3,286,940
3 month U.S. LIBOR + 1.375% 2.6856% 2/1/19 (a)(b)	20,000,000	20,286,227
2.125% 4/25/18	500,000	501,441
2.45% 2/1/19	880,000	887,305
6.625% 4/1/18	490,000	503,722
S&P Global, Inc. 2.5% 8/15/18	230,000	231,491
Thomson Reuters Corp. 1.65% 9/29/17	16,000,000	16,000,549
UBS AG London Branch 3 month U.S. LIBOR + 0.580% 1.799% 6/8/20 (a)(b)(c)	18,790,000	18,856,968
UBS AG Stamford Branch 3 month U.S. LIBOR + 0.640% 1.9491% 8/14/19 (a)(b)	4,329,000	4,358,968
UBS Group Funding AG 3 month U.S. LIBOR + 1.220% 2.5344% 5/23/23 (a)(b)(c)	880,000	893,112
UBS Group Funding Ltd. 3% 4/15/21 (c)	1,495,000	1,521,222
		175,184,874
Consumer Finance - 1.1%
AerCap Ireland Capital Ltd./AerCap Global Aviation Trust:
3.5% 5/26/22	190,000	195,257
3.95% 2/1/22	1,070,000	1,116,166
American Express Co. 3 month U.S. LIBOR + 0.590% 1.9047% 5/22/18 (a)(b)	1,975,000	1,981,010
American Express Credit Corp.:
3 month U.S. LIBOR + 0.330% 1.6406% 5/3/19 (a)(b)	5,000,000	5,011,093
3 month U.S. LIBOR + 0.430% 1.6481% 3/3/20 (a)(b)	15,000,000	15,027,140
Capital One Financial Corp. 3 month U.S. LIBOR + 0.760% 2.0691% 5/12/20 (a)(b)	10,000,000	10,038,682
Caterpillar Financial Services Corp.:
3 month U.S. LIBOR + 0.510% 1.8141% 1/10/20 (a)(b)	5,000,000	5,034,992
1.5% 2/23/18	5,000,000	4,999,331
Ford Motor Credit Co. LLC:
3 month U.S. LIBOR + 0.900% 2.1456% 6/15/18 (a)(b)	22,000,000	22,094,524
3 month U.S. LIBOR + 1.000% 2.3041% 1/9/20 (a)(b)	7,000,000	7,056,000
1.684% 9/8/17	2,865,000	2,865,000
2.021% 5/3/19	570,000	569,771
2.375% 1/16/18	445,000	445,926
2.551% 10/5/18	1,385,000	1,394,650
Hyundai Capital America:
1.75% 9/27/19 (c)	545,000	538,322
2% 7/1/19 (c)	480,000	477,160
2.4% 10/30/18 (c)	850,000	852,984
2.5% 3/18/19 (c)	1,455,000	1,459,488
Toyota Motor Credit Corp.:
3 month U.S. LIBOR + 0.380% 1.6821% 4/6/18 (a)(b)	5,000,000	5,009,840
3 month U.S. LIBOR + 0.820% 2.1364% 2/19/19 (a)(b)	15,000,000	15,162,737
		101,330,073
Diversified Financial Services - 0.4%
Berkshire Hathaway Finance Corp.:
3 month U.S. LIBOR + 0.250% 1.5552% 1/11/19 (a)(b)	10,000,000	10,031,360
3 month U.S. LIBOR + 0.690% 1.9356% 3/15/19 (a)(b)	10,000,000	10,095,150
Brixmor Operating Partnership LP 3.875% 8/15/22	170,000	175,773
Broadcom Corp./Broadcom Cayman LP:
2.375% 1/15/20 (c)	1,640,000	1,650,789
3% 1/15/22 (c)	1,540,000	1,563,898
ENEL Finance International NV 2.875% 5/25/22 (c)	1,175,000	1,185,424
Nationwide Building Society 2.35% 1/21/20 (c)	755,000	761,729
NYSE Euronext 2% 10/5/17	10,000,000	10,005,847
USAA Capital Corp. 3 month U.S. LIBOR + 0.230% 1.5406% 2/1/19 (a)(b)(c)	7,140,000	7,150,531
		42,620,501
Insurance - 1.0%
ACE INA Holdings, Inc.:
2.3% 11/3/20	970,000	980,519
5.8% 3/15/18	1,000,000	1,022,273
AIA Group Ltd. 2.25% 3/11/19 (c)	336,000	336,367
Aon PLC 2.8% 3/15/21	1,320,000	1,344,499
CNA Financial Corp.:
6.95% 1/15/18	290,000	295,398
7.35% 11/15/19	490,000	545,415
Marsh & McLennan Companies, Inc. 2.55% 10/15/18	575,000	579,742
MassMutual Global Funding II 1.55% 10/11/19 (c)	1,476,000	1,467,963
Metropolitan Life Global Funding I:
3 month U.S. LIBOR + 0.340% 1.5817% 9/14/18 (a)(b)(c)	15,000,000	15,037,909
3 month U.S. LIBOR + 0.400% 1.6364% 6/12/20 (a)(b)(c)	10,000,000	10,053,721
New York Life Global Funding:
3 month U.S. LIBOR + 0.180% 1.4821% 7/6/18 (a)(b)(c)	5,000,000	5,007,851
3 month U.S. LIBOR + 0.390% 1.7025% 10/24/19 (a)(b)(c)	10,000,000	10,062,850
3 month U.S. LIBOR + 0.400% 1.7021% 4/6/18 (a)(b)(c)	5,000,000	5,010,257
1.55% 11/2/18 (c)	2,430,000	2,432,269
Principal Financial Group, Inc. 1.5% 4/18/19 (c)	550,000	547,513
Principal Life Global Funding II:
3 month U.S. LIBOR + 0.300% 1.6164% 5/21/18 (a)(b)(c)	5,000,000	5,004,568
3 month U.S. LIBOR + 0.500% 1.7018% 12/1/17 (a)(b)(c)	10,000,000	10,011,153
1.5% 9/11/17 (c)	1,195,000	1,195,024
2.2% 4/8/20 (c)	1,000,000	1,002,913
Provident Companies, Inc. 7% 7/15/18	265,000	276,467
Prudential Financial, Inc. 3 month U.S. LIBOR + 0.780% 2.095% 8/15/18 (a)(b)	19,374,000	19,495,560
Reinsurance Group of America, Inc. 6.45% 11/15/19	255,000	278,632
Trinity Acquisition PLC 3.5% 9/15/21	335,000	345,393
Xlit Ltd. 2.3% 12/15/18	925,000	930,316
		93,264,572
Thrifts & Mortgage Finance - 0.0%
Crown Castle Towers LLC/Crown Atlantic Holdings Sub LLC/Crown Communication, Inc. 6.113% 1/15/20 (c)	505,000	542,321

TOTAL FINANCIALS		998,968,510

HEALTH CARE - 0.6%
Biotechnology - 0.1%
AbbVie, Inc.:
1.8% 5/14/18	3,100,000	3,103,173
2.3% 5/14/21	850,000	851,895
Baxalta, Inc.:
3 month U.S. LIBOR + 0.780% 2.0672% 6/22/18 (a)(b)	515,000	517,050
2% 6/22/18	175,000	175,325
Biogen, Inc. 2.9% 9/15/20	510,000	521,945
Celgene Corp.:
2.125% 8/15/18	640,000	642,834
2.3% 8/15/18	1,310,000	1,317,871
		7,130,093
Health Care Equipment & Supplies - 0.1%
Abbott Laboratories:
2.35% 11/22/19	2,480,000	2,501,836
2.9% 11/30/21	1,075,000	1,093,572
Becton, Dickinson & Co.:
2.404% 6/5/20	1,195,000	1,201,440
2.675% 12/15/19	1,160,000	1,176,716
		5,973,564
Health Care Providers & Services - 0.2%
Aetna, Inc.:
3 month U.S. LIBOR + 0.650% 1.869% 12/8/17 (a)(b)	10,000,000	10,013,935
1.5% 11/15/17	590,000	589,991
Catholic Health Initiatives:
1.6% 11/1/17	140,000	140,000
2.6% 8/1/18	745,000	749,719
Express Scripts Holding Co.:
2.25% 6/15/19	160,000	160,720
3.3% 2/25/21	150,000	155,017
HCA Holdings, Inc. 3.75% 3/15/19	1,195,000	1,215,913
Humana, Inc. 2.625% 10/1/19	890,000	901,665
Medco Health Solutions, Inc. 4.125% 9/15/20	710,000	749,128
WellPoint, Inc. 2.3% 7/15/18	995,000	1,000,054
		15,676,142
Life Sciences Tools & Services - 0.0%
Agilent Technologies, Inc. 6.5% 11/1/17	209,000	210,353
Pharmaceuticals - 0.2%
Actavis Funding SCS:
3 month U.S. LIBOR + 1.080% 2.3081% 3/12/18 (a)(b)	5,356,000	5,375,825
2.35% 3/12/18	1,410,000	1,414,583
Shire Acquisitions Investments Ireland DAC 1.9% 9/23/19	2,905,000	2,896,289
Teva Pharmaceutical Finance Netherlands III BV:
1.4% 7/20/18	11,805,000	11,717,866
1.7% 7/19/19	1,930,000	1,886,169
2.2% 7/21/21	1,200,000	1,141,996
		24,432,728

TOTAL HEALTH CARE		53,422,880

INDUSTRIALS - 0.5%
Aerospace & Defense - 0.0%
Arconic, Inc. 5.72% 2/23/19	125,000	130,824
Rockwell Collins, Inc. 1.95% 7/15/19	455,000	455,575
		586,399
Airlines - 0.0%
Delta Air Lines, Inc. 2.875% 3/13/20	1,450,000	1,473,280
Southwest Airlines Co. 2.75% 11/6/19	640,000	650,762
		2,124,042
Electrical Equipment - 0.0%
Fortive Corp. 1.8% 6/15/19	145,000	144,725
Industrial Conglomerates - 0.2%
Honeywell International, Inc. 3 month U.S. LIBOR + 0.350% 1.5911% 10/30/19 (a)(b)	15,000,000	15,068,407
Hutchison Whampoa International Ltd. 1.625% 10/31/17 (c)	2,660,000	2,659,460
Roper Technologies, Inc.:
1.85% 11/15/17	230,000	230,073
2.05% 10/1/18	1,775,000	1,779,211
2.8% 12/15/21	455,000	461,025
3% 12/15/20	195,000	199,818
		20,397,994
Machinery - 0.2%
Caterpillar Financial Services Corp. 3 month U.S. LIBOR + 0.180% 1.4025% 12/6/18 (a)(b)	10,000,000	10,006,413
John Deere Capital Corp. 3 month U.S. LIBOR + 0.570% 1.8741% 1/8/19 (a)(b)	5,000,000	5,032,897
Stanley Black & Decker, Inc.:
1.622% 11/17/18	80,000	79,899
2.451% 11/17/18	2,660,000	2,683,850
		17,803,059
Road & Rail - 0.1%
J.B. Hunt Transport Services, Inc. 2.4% 3/15/19	235,000	236,450
Kansas City Southern 2.35% 5/15/20	1,140,000	1,143,048
Penske Truck Leasing Co. LP:
2.5% 6/15/19 (c)	615,000	621,032
2.875% 7/17/18 (c)	1,675,000	1,691,281
3.375% 3/15/18 (c)	1,840,000	1,856,623
		5,548,434
Trading Companies & Distributors - 0.0%
Air Lease Corp.:
2.125% 1/15/18	290,000	290,404
2.125% 1/15/20	1,285,000	1,286,062
GATX Corp.:
2.375% 7/30/18	1,005,000	1,010,614
2.5% 7/30/19	235,000	236,805
2.6% 3/30/20	765,000	774,876
		3,598,761
Transportation Infrastructure - 0.0%
HPHT Finance 15 Ltd. 2.25% 3/17/18 (c)	1,281,000	1,280,914

TOTAL INDUSTRIALS		51,484,328

INFORMATION TECHNOLOGY - 0.6%
Communications Equipment - 0.2%
Cisco Systems, Inc. 3 month U.S. LIBOR + 0.310% 1.5556% 6/15/18 (a)(b)	15,000,000	15,037,629
Harris Corp. 1.999% 4/27/18	1,665,000	1,667,528
		16,705,157
Electronic Equipment & Components - 0.0%
Keysight Technologies, Inc. 3.3% 10/30/19	2,665,000	2,706,313
Internet Software & Services - 0.1%
Alibaba Group Holding Ltd. 2.5% 11/28/19	1,965,000	1,983,347
Baidu.com, Inc. 2.75% 6/9/19	1,330,000	1,341,845
eBay, Inc. 2.15% 6/5/20	805,000	807,985
Tencent Holdings Ltd. 2.875% 2/11/20 (c)	390,000	396,680
		4,529,857
IT Services - 0.0%
DXC Technology Co.:
3 month U.S. LIBOR + 0.950% 2.2642% 3/1/21 (a)(b)	1,860,000	1,860,941
2.875% 3/27/20	975,000	991,648
Fidelity National Information Services, Inc. 2.25% 8/15/21	1,080,000	1,078,121
		3,930,710
Semiconductors & Semiconductor Equipment - 0.0%
Qualcomm, Inc.:
2.1% 5/20/20	615,000	619,554
2.6% 1/30/23	415,000	419,141
		1,038,695
Technology Hardware, Storage & Peripherals - 0.3%
Apple, Inc. 3 month U.S. LIBOR + 0.140% 1.4528% 8/2/19 (a)(b)	10,000,000	10,021,048
Hewlett Packard Enterprise Co.:
3 month U.S. LIBOR + 1.740% 3.0407% 10/5/17 (a)(b)	11,000,000	11,011,015
2.45% 10/5/17 (a)	907,000	907,610
2.85% 10/5/18	915,000	924,598
Seagate HDD Cayman 3.75% 11/15/18	865,000	879,489
Xerox Corp.:
2.75% 3/15/19	350,000	352,007
5.625% 12/15/19	895,000	955,515
		25,051,282

TOTAL INFORMATION TECHNOLOGY		53,962,014

MATERIALS - 0.1%
Chemicals - 0.1%
Air Liquide Finance 1.375% 9/27/19 (c)	1,470,000	1,457,008
LyondellBasell Industries NV:
5% 4/15/19	200,000	208,195
6% 11/15/21	615,000	696,163
Sherwin-Williams Co. 2.25% 5/15/20	3,065,000	3,079,976
Solvay Finance America LLC 3.4% 12/3/20 (c)	950,000	985,126
Westlake Chemical Corp. 4.625% 2/15/21	1,235,000	1,272,050
		7,698,518
Construction Materials - 0.0%
Martin Marietta Materials, Inc. 3 month U.S. LIBOR + 0.650% 1.9647% 5/22/20 (a)(b)	330,000	330,868
Vulcan Materials Co. 3 month U.S. LIBOR + 0.600% 1.8456% 6/15/20 (a)(b)	790,000	789,589
		1,120,457
Containers & Packaging - 0.0%
International Paper Co. 7.95% 6/15/18	2,550,000	2,671,788
Metals & Mining - 0.0%
Goldcorp, Inc. 2.125% 3/15/18	2,477,000	2,483,081

TOTAL MATERIALS		13,973,844

REAL ESTATE - 0.2%
Equity Real Estate Investment Trusts (REITs) - 0.1%
American Campus Communities Operating Partnership LP 3.35% 10/1/20	865,000	890,726
ARC Properties Operating Partnership LP 3% 2/6/19	2,630,000	2,662,141
Crown Castle International Corp.:
2.25% 9/1/21	1,195,000	1,182,224
3.4% 2/15/21	860,000	889,155
Kilroy Realty LP 4.8% 7/15/18	690,000	704,056
Kimco Realty Corp. 6.875% 10/1/19	455,000	498,974
Simon Property Group LP 1.5% 2/1/18 (c)	4,239,000	4,238,593
		11,065,869
Real Estate Management & Development - 0.1%
Bestgain Real Estate Ltd. 2.625% 3/13/18 (Reg. S)	2,805,000	2,806,576
Ventas Realty LP/Ventas Capital Corp.:
2% 2/15/18	410,000	410,419
4% 4/30/19	1,230,000	1,265,635
WEA Finance LLC/Westfield UK & Europe Finance PLC:
1.75% 9/15/17 (c)	760,000	760,015
2.7% 9/17/19 (c)	1,500,000	1,515,087
3.25% 10/5/20 (c)	235,000	241,389
		6,999,121

TOTAL REAL ESTATE		18,064,990

TELECOMMUNICATION SERVICES - 0.6%
Diversified Telecommunication Services - 0.6%
AT&T, Inc.:
3 month U.S. LIBOR + 0.910% 2.2272% 11/27/18 (a)(b)	9,254,000	9,327,728
2.3% 3/11/19	690,000	694,430
2.45% 6/30/20	715,000	721,109
BellSouth Corp. 4.285% 4/26/18 (a)(c)	4,420,000	4,488,206
British Telecommunications PLC 5.95% 1/15/18	4,251,000	4,317,768
Deutsche Telekom International Financial BV 3 month U.S. LIBOR + 0.580% 1.8836% 1/17/20 (a)(b)(c)	10,000,000	10,032,333
SBA Tower Trust:
2.24% 4/16/18 (c)	820,000	819,636
2.877% 7/10/46 (c)	370,000	374,869
3.156% 10/15/20 (c)	265,000	267,650
3.168% 4/9/47 (c)	915,000	926,221
Telecom Italia Capital SA 6.999% 6/4/18	725,000	750,375
Telefonica Emisiones S.A.U. 3.192% 4/27/18	735,000	741,584
Verizon Communications, Inc. 3 month U.S. LIBOR + 0.550% 1.8647% 5/22/20 (a)(b)	25,000,000	25,014,376
		58,476,285
UTILITIES - 0.6%
Electric Utilities - 0.4%
EDP Finance BV 6% 2/2/18 (c)	431,000	437,896
FirstEnergy Corp. 2.85% 7/15/22	885,000	888,000
Georgia Power Co. 1.95% 12/1/18	460,000	461,269
IPALCO Enterprises, Inc. 5% 5/1/18	410,000	414,100
NextEra Energy Capital Holdings, Inc.:
1.649% 9/1/18	1,025,000	1,023,791
2.056% 9/1/17	300,000	300,000
2.3% 4/1/19	375,000	378,025
Pacific Gas & Electric Co. 3 month U.S. LIBOR + 0.200% 1.5178% 11/30/17 (a)(b)	2,861,000	2,860,697
PPL Capital Funding, Inc. 1.9% 6/1/18	865,000	865,738
Southern Co.:
1.55% 7/1/18	10,365,000	10,350,015
1.85% 7/1/19	1,295,000	1,296,071
2.35% 7/1/21	280,000	279,664
State Grid Overseas Investment Ltd. 2.25% 5/4/20 (c)	2,235,000	2,234,882
TECO Finance, Inc. 3 month U.S. LIBOR + 0.600% 1.9041% 4/10/18 (a)(b)	7,805,000	7,815,410
Virginia Electric & Power Co. 1.2% 1/15/18	4,075,000	4,069,792
		33,675,350
Independent Power and Renewable Electricity Producers - 0.1%
Exelon Generation Co. LLC 2.95% 1/15/20	810,000	824,925
Kinder Morgan Finance Co. LLC 6% 1/15/18 (c)	700,000	710,008
Southern Power Co. 1.85% 12/1/17	10,974,000	10,978,343
		12,513,276
Multi-Utilities - 0.1%
Dominion Resources, Inc.:
1.5% 9/30/18 (c)	700,000	696,232
1.875% 1/15/19	415,000	415,141
2.125% 2/15/18 (c)	1,450,000	1,450,522
2.579% 7/1/20 (a)	410,000	413,856
2.962% 7/1/19	330,000	335,098
NiSource Finance Corp. 6.8% 1/15/19	171,000	181,894
San Diego Gas & Electric Co. 1.914% 2/1/22	308,573	306,024
Sempra Energy 1.625% 10/7/19	1,755,000	1,747,057
Zhejiang Energy Group Hong Kong Ltd. 2.3% 9/30/17 (Reg. S)	4,230,000	4,229,970
		9,775,794

TOTAL UTILITIES		55,964,420

TOTAL NONCONVERTIBLE BONDS
(Cost $1,636,001,240)		1,643,055,137

U.S. Government and Government Agency Obligations - 1.2%
U.S. Government Agency Obligations - 0.1%
Fannie Mae 1.5% 7/30/20	4,255,000	4,252,264
Federal Home Loan Bank 0.875% 6/29/18	4,545,000	4,530,997
Freddie Mac 0.75% 4/9/18	3,000,000	2,992,323

TOTAL U.S. GOVERNMENT AGENCY OBLIGATIONS		11,775,584

U.S. Treasury Obligations - 1.1%
U.S. Treasury Notes:
0.75% 7/15/19	$35,000,000	$34,630,859
1% 11/15/19	5,465,000	5,423,372
1.5% 6/15/20	4,500,000	4,510,898
1.625% 11/30/20 (d)	59,560,000	59,808,942

TOTAL U.S. TREASURY OBLIGATIONS		104,374,071

TOTAL U.S. GOVERNMENT AND GOVERNMENT AGENCY OBLIGATIONS
(Cost $115,563,396)		116,149,655

U.S. Government Agency - Mortgage Securities - 0.3%
Fannie Mae - 0.3%
12 month U.S. LIBOR + 1.528% 3.182% 7/1/35 (a)(b)	16,236	17,008
12 month U.S. LIBOR + 1.557% 3.111% 12/1/35 (a)(b)	11,334	11,895
12 month U.S. LIBOR + 1.655% 3.1% 8/1/37 (a)(b)	18,318	19,282
12 month U.S. LIBOR + 1.690% 3.52% 5/1/38 (a)(b)	177,213	184,714
12 month U.S. LIBOR + 1.788% 3.538% 5/1/38 (a)(b)	41,621	43,674
12 month U.S. LIBOR + 1.829% 3.61% 5/1/38 (a)(b)	70,586	74,157
12 month U.S. LIBOR + 1.830% 3.58% 4/1/38 (a)(b)	24,378	25,511
12 month U.S. LIBOR + 1.853% 3.282% 8/1/38 (a)(b)	14,551	15,308
12 month U.S. LIBOR + 2.040% 3.54% 12/1/36 (a)(b)	18,525	19,608
6 month U.S. LIBOR + 1.363% 2.736% 10/1/33 (a)(b)	57,623	59,678
3% 2/1/30 to 5/1/32	4,107,441	4,248,441
3.5% 12/1/25 to 2/1/31	2,415,807	2,528,077
4% 2/1/25 to 3/1/47	5,195,821	5,492,358
4.5% 5/1/19 to 3/1/46	5,910,207	6,308,382
5% 11/1/18 to 6/1/39	2,585,331	2,823,278
5.5% 4/1/18 to 5/1/40	4,096,077	4,510,974
6% 1/1/22 to 1/1/41	1,238,956	1,386,119
6.5% 7/1/32 to 12/1/32	165,319	191,748

TOTAL FANNIE MAE		27,960,212

Freddie Mac - 0.0%
12 month U.S. LIBOR + 1.591% 2.841% 9/1/35 (a)(b)	13,385	14,046
12 month U.S. LIBOR + 1.625% 3.191% 7/1/38 (a)(b)	25,844	27,051
12 month U.S. LIBOR + 1.625% 3.414% 6/1/38 (a)(b)	44,029	46,080
12 month U.S. LIBOR + 1.726% 3.481% 7/1/35 (a)(b)	22,809	23,926
12 month U.S. LIBOR + 1.733% 3.358% 2/1/37 (a)(b)	13,939	14,664
12 month U.S. LIBOR + 1.733% 3.488% 10/1/36 (a)(b)	102,266	107,411
12 month U.S. LIBOR + 1.766% 3.498% 5/1/38 (a)(b)	26,842	28,207
12 month U.S. LIBOR + 1.775% 3.54% 5/1/37 (a)(b)	18,853	19,762
12 month U.S. LIBOR + 1.800% 3.398% 2/1/37 (a)(b)	19,239	20,269
12 month U.S. LIBOR + 1.965% 3.486% 11/1/36 (a)(b)	5,082	5,377
12 month U.S. LIBOR + 1.983% 3.553% 12/1/36 (a)(b)	7,745	8,204
12 month U.S. LIBOR + 2.076% 3.806% 2/1/38 (a)(b)	66,296	69,552
12 month U.S. LIBOR + 2.149% 3.783% 2/1/37 (a)(b)	33,400	35,461
U.S. TREASURY 1 YEAR INDEX + 2.347% 2.953% 11/1/34 (a)(b)	19,402	20,550
4.5% 10/1/19	25,090	25,608
5% 10/1/18 to 12/1/23	402,546	425,952
5.5% 11/1/21 to 10/1/38	86,717	92,162
6% 7/1/21 to 1/1/38	264,573	298,601

TOTAL FREDDIE MAC		1,282,883

Ginnie Mae - 0.0%
4.5% 9/20/40	214,854	232,526
5% 12/20/34 to 3/20/41	809,709	890,664
6% 7/15/36	369,420	431,121

TOTAL GINNIE MAE		1,554,311

TOTAL U.S. GOVERNMENT AGENCY - MORTGAGE SECURITIES
(Cost $30,633,037)		30,797,406

Asset-Backed Securities - 6.4%
Ally Auto Receivables Trust:
Series 2014-1:
Class C, 2.04% 12/15/19	$160,000	$160,164
Class D, 2.48% 2/15/21	155,000	155,420
Series 2015-1 Class A4, 1.75% 5/15/20	340,000	340,640
Series 2015-2 Class C, 2.41% 1/15/21 (c)	1,110,000	1,115,808
Series 2016-1 Class D, 2.84% 9/15/22	390,000	393,615
Series 2017-1 Class A2, 1.45% 10/15/19	5,000,000	4,997,135
Series 2017-2:
Class A2, 1.49% 11/15/19	5,000,000	5,000,810
Class C, 2.46% 9/15/22	745,000	748,912
Class D, 2.93% 11/15/23	200,000	200,612
Ally Master Owner Trust:
Series 2012-5 Class A, 1.54% 9/15/19	14,955,000	14,954,332
Series 2015-2 Class A1, 1 month U.S. LIBOR + 0.570% 1.7956% 1/15/21 (a)(b)	7,152,000	7,187,134
Series 2015-3 Class A, 1.63% 5/15/20	2,645,000	2,645,645
Series 2017-1 Class A, 1 month U.S. LIBOR + 0.400% 1.6256% 2/15/21 (a)(b)	10,000,000	10,019,577
Series 2017-2 Class A, 1 month U.S. LIBOR + 0.340% 1.5667% 6/15/21 (a)(b)	410,000	410,261
Series 2017-3 Class A1, 1 month U.S. LIBOR + 0.500% 1.6556% 6/15/22 (a)(b)	310,000	310,353
ALM Loan Funding Series 2014-14A:
Class A1R, 3 month U.S. LIBOR + 1.150% 2.4639% 7/28/26 (a)(b)(c)	420,000	420,803
Class A2R, 3 month U.S. LIBOR + 1.550% 2.8639% 7/28/26 (a)(b)(c)	485,000	483,463
AmeriCredit Automobile Receivables Trust:
Series 2014-1 Class E, 3.58% 8/9/21 (c)	385,000	391,142
Series 2014-2:
Class B, 1.6% 7/8/19	192,965	192,981
Class E, 3.37% 11/8/21 (c)	815,000	827,816
Series 2014-3:
Class C, 2.58% 9/8/20	1,190,000	1,199,126
Class D, 3.13% 10/8/20	955,000	969,575
Class E, 3.72% 3/8/22 (c)	340,000	345,949
Series 2014-4:
Class C, 2.47% 11/9/20	505,000	508,947
Class E, 3.66% 3/8/22	325,000	330,966
Series 2015, Class D, 3% 6/8/21	540,000	546,702
Series 2015-1 Class A3, 1.26% 11/8/19	336,649	336,529
Series 2015-2 Class A3, 1.27% 1/8/20	334,489	334,360
Series 2015-3 Class D, 3.34% 8/8/21	680,000	691,678
Americredit Automobile Receivables Trust Series 2015-4 Class A3, 1.7% 7/8/20	503,594	503,908
AmeriCredit Automobile Receivables Trust:
Series 2016-1:
Class A2A, 1.69% 6/10/19	474,290	474,279
Class A3, 1.81% 10/8/20	175,000	175,251
Class C, 2.89% 1/10/22	1,855,000	1,880,802
Series 2016-2 Class A2A, 1.42% 10/8/19	610,528	610,390
Series 2016-3 Class D, 2.71% 9/8/22	810,000	812,655
Series 2016-4 Class A3, 1.53% 7/8/21	1,095,000	1,092,834
Series 2017-1 Class C, 2.71% 8/18/22	240,000	242,194
Series 2017-3:
Class B, 2.24% 6/19/23	395,000	396,045
Class C, 2.69% 6/19/23	420,000	421,467
Ari Fleet Lease Trust Series 2015-A:
Class A2, 1.11% 11/15/18 (c)	185,805	185,669
Class A3, 1.67% 9/15/23 (c)	1,150,000	1,148,212
ARI Fleet Lease Trust:
Series 2016-A Class A2, 1.82% 7/15/24 (c)	783,276	783,873
Series 2017-A Class A2, 1.91% 4/15/26 (c)	290,000	290,368
Ascentium Equipment Receivables LLC:
Series 2015-2A Class A3, 1.93% 3/11/19 (c)	894,427	895,234
Series 2016-1A Class A2, 1.75% 11/13/18 (c)	122,104	122,167
Series 2016-2A Class A2, 1.77% 4/10/19 (c)	274,202	273,981
Series 2017-1A:
Class A2, 1.87% 7/10/19 (c)	340,000	340,282
Class A3, 2.29% 6/10/21 (c)	340,000	341,237
Avis Budget Rental Car Funding (AESOP) LLC:
Series 2013-2A:
Class A, 2.97% 2/20/20 (c)	295,000	298,304
Class B, 3.66% 2/20/20 (c)	595,000	603,616
Series 2014-1A Class A, 2.46% 7/20/20 (c)	330,000	330,843
Series 2014-2A Class A, 2.5% 2/20/21 (c)	2,230,000	2,241,228
Bank of America Credit Card Master Trust:
Series 2015-A1 Class A, 1 month U.S. LIBOR + 0.330% 1.5567% 6/15/20 (a)(b)	5,000,000	5,004,965
Series 2016-A1 Class A, 1 month U.S. LIBOR + 0.390% 1.6167% 10/15/21 (a)(b)	4,970,000	4,989,467
BankBoston Home Equity Loan Trust Series 1998-2 Class A6, 6.64% 12/25/28 (MBIA Insured)	30,197	30,139
Bayview Opportunity Master Fund Series 2017-SPL4 Class A, 3.5% 1/28/55 (c)	603,181	622,414
Bayview Opportunity Master Fund Trust 3.5% 1/28/58 (a)(c)	2,000,000	2,064,348
BMW Vehicle Lease Trust Series 2016-2:
Class A2, 1.25% 1/22/19	2,305,716	2,303,687
Class A3, 1.43% 9/20/19	495,000	494,161
BMW Vehicles Lease Trust Series 2017-1 Class A3, 2.04% 5/20/20	570,000	572,862
California Republic Auto Receivables Trust Series 2015-1 Class B, 2.51% 2/16/21	295,000	296,620
Capital Auto Receivables Asset Trust:
Series 2013-4 Class D, 3.22% 5/20/19	385,000	386,761
Series 2015-2 Class A3, 1.73% 9/20/19	431,210	431,489
Series 2015-4 Class A2, 1.62% 3/20/19	518,936	519,120
Series 2016-1 Class A3, 1.73% 4/20/20	550,000	550,527
Series 2016-2 Class A4, 1.63% 1/20/21	385,000	384,400
Series 2016-3 Class A3, 1.54% 8/20/20	470,000	469,714
Capital One Multi-Asset Execution Trust:
Series 2007-A5 Class A5, 1 month U.S. LIBOR + 0.040% 1.2667% 7/15/20 (a)(b)	7,975,000	7,974,999
Series 2014-A3 Class A3, 1 month U.S. LIBOR + 0.380% 1.6067% 1/18/22 (a)(b)	4,000,000	4,016,583
Series 2016-16 Class A2, 1 month U.S. LIBOR + 0.630% 1.8567% 2/15/24 (a)(b)	13,275,000	13,454,883
Series 2016-A1 Class A1, 1 month U.S. LIBOR + 0.450% 1.6767% 2/15/22 (a)(b)	10,000,000	10,054,449
Carlyle Global Market Strategies Ltd. Series 2015-1A Class AR, 3 month U.S. LIBOR + 1.000% 2.3069% 4/20/27 (a)(b)(c)	915,000	914,534
Carmax Auto Owner Trust Series 2014-1:
Class B, 1.69% 8/15/19	100,000	100,062
Class C, 1.93% 11/15/19	145,000	145,230
CarMax Auto Owner Trust:
Series 2016-4:
Class A2, 1.21% 11/15/19	6,409,658	6,400,733
Class A3, 1.4% 8/15/21	1,145,000	1,139,537
Series 2017-1 Class A2, 1.6% 2/18/20	4,879,685	4,881,411
Series 2017-3 Class A2A, 1.64% 9/15/20	7,150,000	7,156,380
CCG Receivables Trust:
Series 2015-1:
Class A2, 1.46% 11/14/18 (c)	162,405	162,380
Class B, 2.6% 1/17/23 (c)	300,000	301,259
Series 2016-1 Class A2, 1.69% 9/14/22 (c)	321,239	320,955
Chase Issuance Trust:
Series 2013-A3 Class A3, 1 month U.S. LIBOR + 0.280% 1.5056% 4/15/20 (a)(b)	3,153,000	3,157,366
Series 2014-A5 Class A5, 1 month U.S. LIBOR + 0.370% 1.5956% 4/15/21 (a)(b)	10,000,000	10,042,374
Series 2016-A1 Class A, 1 month U.S. LIBOR + 0.940% 1.6356% 5/17/21 (a)(b)	10,000,000	10,052,745
Series 2016-A6 Class A6, 1.09% 1/15/20	5,000,000	4,994,093
Series 2016-A7 Class A7, 1.06% 9/16/19	20,000,000	19,998,306
Chesapeake Funding II LLC Series 2017-2A Class A2, 1 month U.S. LIBOR + 0.800% 1.6756% 5/15/29(a)(b)(c)	10,000,000	10,026,385
Chrysler Capital Auto Receivables Trust:
Series 2014-B Class D, 3.44% 8/16/21 (c)	605,000	613,217
Series 2015-AA Class A3, 1.22% 7/15/19 (c)	287,593	287,517
Series 2016-BA:
Class A2, 1.36% 1/15/20 (c)	2,384,048	2,382,277
Class A3, 1.64% 7/15/21 (c)	280,000	279,597
Citibank Credit Card Issuance Trust:
Series 2014-A6 Class A6, 2.15% 7/15/21	2,105,000	2,125,067
Series 2017-A1 Class A1, 1 month U.S. LIBOR + 0.250% 1.4783% 1/19/21 (a)(b)	10,000,000	10,018,889
Series 2017-A4 Class A4, 1 month U.S. LIBOR + 0.220% 1.4433% 4/7/22 (a)(b)	10,000,000	10,021,005
CNH Equipment Trust:
Series 2014-C Class A3, 1.05% 11/15/19	183,586	183,319
Series 2015-C:
Class A3, 1.66% 11/16/20	877,441	878,022
Class B, 2.4% 2/15/23	1,265,000	1,273,449
Series 2016-A Class A3, 1.48% 4/15/21	805,000	803,592
Series 2016-C Class A3, 1.44% 12/15/21	670,000	667,198
DB Master Finance LLC Series 2015-1A Class A21, 3.262% 2/20/45 (c)	1,238,250	1,246,299
Diamond Resorts Owner Trust:
Series 2013-2 Class A, 2.27% 5/20/26 (c)	92,020	91,620
Series 2014-1 Class A, 2.54% 5/20/27 (c)	248,905	246,776
Series 2015-1 Class A, 2.73% 7/20/27 (c)	198,013	197,916
Series 2015-2 Class A, 2.99% 5/22/28 (c)	223,790	221,205
Discover Card Master Trust:
Series 2012-A6 Class A6, 1.67% 1/18/22	2,805,000	2,807,841
Series 2014-A1 Class A1, 1 month U.S. LIBOR + 0.430% 1.6567% 7/15/21 (a)(b)	3,905,000	3,923,917
Series 2015-A1 Class A1, 1 month U.S. LIBOR + 0.350% 1.5767% 8/17/20 (a)(b)	7,500,000	7,510,108
Series 2016-A2 Class A2, 1 month U.S. LIBOR + 0.540% 1.7667% 9/15/21 (a)(b)	10,000,000	10,066,999
Elara HGV Timeshare Issuer Trust Series 2014-A Class A, 2.53% 2/25/27 (c)	166,375	165,867
Enterprise Fleet Financing LLC:
Series 2014-2 Class A2, 1.05% 3/20/20 (c)	92,451	92,400
Series 2015-1 Class A2, 1.3% 9/20/20 (c)	196,768	196,669
Series 2015-2 Class A2, 1.59% 2/22/21 (c)	497,064	496,678
Series 2016-1 Class A2, 1.83% 9/20/21 (c)	1,647,844	1,647,882
Series 2016-2 Class A2, 1.74% 2/22/22 (c)	4,513,481	4,512,406
Series 2017-1:
Class A1, 1.05% 2/20/18 (c)	1,613,068	1,612,405
Class A2, 2.13% 7/20/22 (c)	395,000	397,047
Series 2017-2 Class A2, 0% 1/20/23 (c)	420,000	421,259
Ford Credit Auto Lease Trust:
Series 2015-A Class A4, 1.31% 8/15/18	70,398	70,391
Series 2017-A Class A4, 2.02% 6/15/20	1,200,000	1,204,446
Ford Credit Auto Owner Trust Series 2016-A Class A2A, 1.56% 12/15/18	591,301	591,147
Ford Credit Floorplan Master Owner Trust:
Series 2013-2 Class A, 2.09% 3/15/22 (c)	570,000	574,166
Series 2014-2 Class A, 1 month U.S. LIBOR + 0.500% 1.7289% 2/15/21 (a)(b)	6,200,000	6,224,692
Series 2015-1 Class A1, 1.42% 1/15/20	920,000	919,766
Series 2016-3:
Class A1, 1.55% 7/15/21	1,360,000	1,356,130
Class B, 1.75% 7/15/21	425,000	423,093
Series 2016-4 Class A, 1 month U.S. LIBOR + 0.530% 1.7556% 7/15/20 (a)(b)	10,000,000	10,029,159
Series 2017-1:
Class A2, 1 month U.S. LIBOR + 0.680% 1.6456% 5/15/22 (a)(b)	10,000,000	10,041,566
Class B, 2.55% 5/15/22	830,000	833,004
GE Dealer Floorplan Master Note Trust Series 2014-2 Class A, 1 month U.S. LIBOR + 0.450% 1.6806% 10/20/19 (a)(b)	1,050,000	1,050,375
GM Financial Automobile Leasing Trust:
Series 2015-1 Class D, 3.01% 3/20/20	305,000	306,142
Series 2015-3 Class A3, 1.69% 3/20/19	1,855,205	1,856,307
Series 2016-1:
Class A2A, 1.3% 7/20/18	1,362,767	1,362,555
Class A3, 1.64% 7/20/19	1,405,000	1,405,835
Series 2016-2:
Class A2A, 1.28% 10/22/18	1,363,847	1,362,637
Class A3, 1.62% 9/20/19	1,335,000	1,335,266
Series 2017-1:
Class A2B, 1 month U.S. LIBOR + 0.370% 1.4478% 9/20/19 (a)(b)	6,977,000	6,979,640
Class A4, 2.26% 8/20/20	165,000	166,566
GMF Floorplan Owner Revolving Trust:
Series 2015-1:
Class A1, 1.65% 5/15/20 (c)	855,000	855,448
Class A2, 1 month U.S. LIBOR + 0.500% 1.7256% 5/15/20 (a)(b)(c)	5,600,000	5,612,218
Class C, 2.22% 5/15/20 (c)	615,000	615,425
Series 2016-1:
Class A1, 1.86% 5/17/21 (c)	1,280,000	1,285,345
Class A2, 1 month U.S. LIBOR + 0.850% 2.0756% 5/17/21 (a)(b)(c)	5,000,000	5,043,375
Class B, 2.26% 5/17/21 (c)	275,000	276,924
Class C, 2.76% 5/17/21 (c)	105,000	105,236
Series 2017-1:
Class A2, 1 month U.S. LIBOR + 1.200% 1.7956% 1/18/22 (a)(b)(c)	10,000,000	10,035,788
Class C, 2.97% 1/18/22 (c)	575,000	579,605
Series 2017-3:
Class B, 2.26% 8/16/21 (c)	1,220,000	1,220,892
Class C, 2.46% 8/16/21 (c)	1,530,000	1,531,176
GreatAmerica Leasing Receivables Funding LLC:
Series 2016-1 Class A3, 1.73% 6/20/19 (c)	800,000	799,903
Series 2017-1:
Class A2, 1.72% 4/22/19 (c)	100,000	100,023
Class A3, 2.06% 6/22/20 (c)	100,000	100,368
Hilton Grand Vacations Trust:
Series 2014-AA Class A, 1.77% 11/25/26 (c)	261,271	258,719
Series 2017-AA:
Class A, 2.66% 12/26/28 (c)	226,191	227,683
Class B, 2.96% 12/26/28 (a)(c)	155,229	156,327
Honda Auto Receivables Owner Trust Series 2016-4 Class A4, 1.36% 1/18/23	805,000	799,275
Huntington Auto Trust Series 2016-1 Class A2, 1.29% 5/15/19	7,597,910	7,595,395
Hyundai Auto Lease Securitization Trust:
Series 2015-A Class A4, 1.65% 8/15/19 (c)	1,315,000	1,315,475
Series 2015-B Class A3, 1.4% 11/15/18 (c)	323,049	323,034
Series 2016-A:
Class A2A, 1.21% 6/17/19	1,973,336	1,972,185
Class A3, 2.01% 7/15/19 (c)	395,000	395,173
Series 2016-B Class A4, 1.68% 4/15/20 (c)	235,000	234,873
Series 2016-C Class A4, 1.65% 7/15/20 (c)	645,000	644,144
Series 2017-A Class A2A, 1.56% 7/15/19 (c)	5,000,000	4,999,306
Hyundai Auto Receivables Trust:
Series 2015-A Class A3, 1.05% 4/15/19	168,153	168,021
Series 2016-B Class A2, 1.12% 10/15/19	5,425,719	5,415,979
Series 2017-A:
Class A2A, 1.48% 2/18/20	5,000,000	4,999,262
Class B, 2.38% 4/17/23	340,000	342,990
Series 2017-B Class A2A, 1.76% 8/17/20	5,000,000	4,999,679
Hyundai Floorplan Master Owner Trust Series 2016-1A Class A1, 1 month U.S. LIBOR + 0.900% 2.1256% 3/15/21 (a)(b)(c)	3,000,000	3,030,135
John Deere Owner Trust:
Series 2015-A Class A3, 1.32% 6/17/19	194,076	194,006
Series 2016-A Class A3, 1.36% 4/15/20	790,000	788,927
Series 2016-B Class A3, 1.25% 6/15/20	480,000	478,362
Series 2017-A Class A2, 1.5% 10/15/19	9,303,000	9,301,989
KKR CLO 12 Ltd. Series 2012 Class A1R, 3 month U.S. LIBOR + 1.050% 2.3536% 7/15/27 (a)(b)(c)	1,525,000	1,526,441
Kubota Credit Owner Trust Series 2015-1A Class A3, 1.54% 3/15/19 (c)	699,177	699,172
Madison Park Funding Ltd. Series 2014-14A Class A2R, 3 month U.S. LIBOR + 1.120% 2.4269% 7/20/26 (a)(b)(c)	1,055,000	1,054,462
Mercedes-Benz Auto Lease Trust:
Series 2016-A:
Class A2A, 1.34% 7/16/18	1,006,160	1,006,067
Class A3, 1.52% 3/15/19	925,000	925,131
Series 2016-B Class A2, 1.25% 1/15/19	5,106,695	5,102,604
Series 2017-A Class A2B, 1 month U.S. LIBOR + 0.200% 1.4256% 8/15/19 (a)(b)	10,000,000	10,007,628
Mercedes-Benz Auto Receivables Trust Series 2016-1 Class A2A, 1.11% 3/15/19	10,243,837	10,236,633
Mercedes-Benz Master Owner Trust:
Series 2015-BA Class A, 1 month U.S. LIBOR + 0.380% 1.6067% 4/15/20 (a)(b)(c)	4,315,000	4,320,668
Series 2016-BA Class A, 1 month U.S. LIBOR + 0.700% 1.9256% 5/17/21 (a)(b)(c)	10,000,000	10,078,252
Series 2017-BA Class A, 1 month U.S. LIBOR + 0.420% 1.6456% 5/16/22 (a)(b)(c)	10,000,000	10,032,064
MMAF Equipment Finance LLC:
Series 2014-AA Class A3, 0.87% 1/8/19 (c)	427,364	426,904
Series 2015-AA Class A3, 1.39% 10/16/19 (c)	259,584	259,251
Series 2016-AA Class A3, 1.48% 6/15/20 (c)	765,000	763,047
Series 2017-AA:
Class A2, 1.73% 5/18/20 (c)	515,000	515,509
Class A3, 2.04% 2/16/22 (c)	345,000	346,826
MVW Owner Trust:
Series 2013-1A Class A, 2.15% 4/22/30 (c)	78,840	78,535
Series 2014-1A Class A, 2.25% 9/22/31 (c)	253,143	252,235
Series 2015-1A Class A, 2.52% 12/20/32 (c)	658,681	659,542
Series 2017-1A:
Class A, 2.42% 12/20/34 (c)	260,000	260,220
Class B, 2.75% 12/20/34 (c)	100,000	100,096
Class C, 2.99% 12/20/34 (c)	240,000	240,177
Nationstar HECM Loan Trust:
Series 2016-2A Class A, 2.2394% 6/25/26 (c)	156,770	156,643
Series 2016-3A Class A, 2.0125% 8/25/26 (c)	98,917	98,730
Navient Student Loan Trust:
Series 2016-6A Class A1, 1 month U.S. LIBOR + 0.480% 1.7144% 3/25/66 (a)(b)(c)	2,982,311	2,988,480
Series 2017-1A Class A1, 1 month U.S. LIBOR + 0.400% 1.6344% 7/26/66 (a)(b)(c)	11,341,843	11,356,692
Series 2017-3A:
Class A1, 1 month U.S. LIBOR + 0.300% 1.5344% 7/26/66 (a)(b)(c)	6,024,808	6,025,279
Class A2, 1 month U.S. LIBOR + 0.600% 1.8344% 7/26/66 (a)(b)(c)	6,820,000	6,851,234
Series 2017-4A Class A1, 1 month U.S. LIBOR + 0.300% 1.47% 9/27/66 (a)(b)(c)	5,844,000	5,844,442
Neuberger Berman CLO XIX Ltd. Series 2015-19A Class A1R, 3 month U.S. LIBOR + 1.050% 2.3536% 7/15/27 (a)(b)(c)	250,000	249,873
Nissan Auto Lease Trust Series 2016-B Class A4, 1.82% 1/18/22	1,105,000	1,103,978
Nissan Auto Receivables Owner Trust:
Series 2016-A:
Class A2A, 1.06% 2/15/19	1,401,192	1,400,249
Class A3, 1.34% 10/15/20	325,000	324,319
Series 2016-B Class A2A, 1.14% 4/15/19	2,267,464	2,265,238
Series 2017-B Class A2A, 1.74% 5/15/20	7,000,000	7,002,134
Nissan Auto Receivables Trust Series 2016-C Class A2A, 1.07% 5/15/19	4,323,400	4,335,256
Nissan Master Owner Trust Receivables:
Series 2015-A:
Class A1, 1 month U.S. LIBOR + 0.400% 1.6256% 1/15/20 (a)(b)	5,000,000	5,004,671
Class A2, 1.44% 1/15/20	890,000	889,972
Series 2016-A:
Class A1, 1 month U.S. LIBOR + 0.640% 1.8667% 6/15/21 (a)(b)	5,000,000	5,027,416
Class A2, 1.54% 6/15/21	750,000	747,633
Series 2017-B Class A, 1 month U.S. LIBOR + 0.430% 1.6567% 4/18/22 (a)(b)	10,700,000	10,747,703
Novastar Home Equity Loan Trust Series 2006-1 Class A1A, 1 month U.S. LIBOR + 0.160% 1.3944% 5/25/36 (a)(b)	1,126,973	1,097,734
OZLM Ltd. Series 2014-8A Class A1AR, 3 month U.S. LIBOR + 1.130% 2.4336% 10/17/26 (a)(b)(c)	1,195,000	1,194,988
Santander Drive Auto Receivables Trust:
Series 2014-3 Class D, 2.65% 8/17/20	210,000	211,816
Series 2015-3 Class D, 3.49% 5/17/21	1,045,000	1,063,610
Series 2015-4 Class D, 3.53% 8/16/21	530,000	540,731
Series 2015-5:
Class C, 2.74% 12/15/21	1,565,000	1,579,313
Class D, 3.84% 12/15/21	745,000	762,461
Series 2016-1 Class B, 2.47% 12/15/20	375,000	377,060
Series 2017-1:
Class B, 2.1% 6/15/21	115,000	115,235
Class C, 2.58% 5/16/22	140,000	140,965
Securitized Term Auto Receivables Trust:
Series 2016-1A Class A2A, 1.284% 11/26/18 (c)	4,500,015	4,497,051
Series 2017-1A Class A2A, 1.46% 4/25/19 (c)	5,577,989	5,574,314
Sierra Receivables Funding Co., LLC Series 2016-2A Class A, 2.33% 7/20/33 (c)	264,426	264,426
Sierra Timeshare Receivables Funding Co. LLC:
Series 2014-2A Class A, 2.05% 6/20/31 (c)	119,389	119,212
Series 2014-3A Class A, 2.3% 10/20/31 (c)	168,916	168,934
Series 2015-1A Class A, 2.4% 3/22/32 (c)	1,386,546	1,387,643
Series 2015-2A Class 2, 2.43% 6/20/32 (c)	321,062	320,818
Series 2015-3A Class A, 2.58% 9/20/32 (c)	328,250	329,215
Series 2017-1A Class A, 2.91% 3/20/34 (c)	268,983	272,235
SLM Student Loan Trust:
Series 2007-5 Class A5, 3 month U.S. LIBOR + 0.080% 1.3944% 1/25/24 (a)(b)	4,691,396	4,690,886
Series 2007-7 Class A4, 3 month U.S. LIBOR + 0.330% 1.6444% 1/25/22 (a)(b)	912,857	899,286
Series 2008-1 Class A4, 3 month U.S. LIBOR + 0.650% 1.9644% 1/25/22 (a)(b)	2,045,696	2,040,184
Series 2008-4 Class A4, 3 month U.S. LIBOR + 1.650% 2.9644% 7/25/22 (a)(b)	609,321	624,515
Series 2008-5 Class A4, 3 month U.S. LIBOR + 1.700% 3.0144% 7/25/23 (a)(b)	491,756	506,426
Series 2008-9 Class A, 3 month U.S. LIBOR + 1.500% 2.8144% 4/25/23 (a)(b)	349,771	358,125
Series 2010-1 Class A, 1 month U.S. LIBOR + 0.400% 1.6344% 3/25/25 (a)(b)	1,293,047	1,278,666
Smart ABS Trust Series 2016-2U.S. Class A2A, 1.46% 8/14/19	1,326,720	1,321,604
SMART Trust Series 2015-3U.S. Class A3A, 1.66% 8/14/19	1,002,816	1,001,005
SMB Private Education Loan Trust Series 2015-A Class A2B, 1 month U.S. LIBOR + 1.000% 2.2267% 6/15/27 (a)(b)(c)	585,000	590,810
Springleaf Funding Trust Series 2016-AA Class A, 2.9% 11/15/29 (c)	405,000	409,443
Suntrust Auto Receivables Trust Series 2015-1A Class A3, 1.42% 9/16/19 (c)	543,645	543,657
Synchrony Credit Card Master Note Trust:
Series 2013-1 Class B, 1.69% 3/15/21	1,035,000	1,035,500
Series 2014-1 Class A, 1.61% 11/15/20	10,370,000	10,373,099
Series 2015-1 Class B, 2.64% 3/15/23	550,000	555,491
Series 2015-4 Class B, 2.62% 9/15/23	435,000	438,960
Series 2016-1 Class A, 2.04% 3/15/22	1,785,000	1,795,714
TCF Auto Receivables Owner Trust Series 2016-1A Class A2, 1.39% 11/15/19 (c)	1,241,601	1,240,621
Towd Point Mortgage Trust:
Series 2017-1 Class A1, 2.75% 10/25/56 (a)(c)	1,099,375	1,112,601
Series 2017-4 Class A1, 2.75% 6/25/57 (c)	485,000	490,977
Toyota Auto Receivables Owner Trust Series 2016-B Class A2A, 1.26% 10/15/18	1,451,789	1,451,096
Toyota Auto Receivables Owners Trust Series 2016-A Class A2A, 1.03% 7/16/18	668,012	667,830
Toyota Auto Receivables Trust Series 2016-C Class A2A, 1% 1/15/19	2,663,989	2,661,645
Verizon Owner Trust:
Series 2016-1A Class A, 1.42% 1/20/21 (c)	7,812,000	7,787,764
Series 2016-2A:
Class A, 1.68% 5/20/21 (c)	1,115,000	1,114,632
Class B, 2.15% 5/20/21 (c)	755,000	757,137
Class C, 2.36% 5/20/21 (c)	600,000	601,848
Series 2017-1A:
Class B, 2.45% 9/20/21 (c)	235,000	237,528
Class C, 2.65% 9/20/21 (c)	315,000	318,313
Volkswagen Auto Loan Enhanced Trust Series 2014-2 Class A4, 1.39% 5/20/21	1,380,000	1,378,980
Volvo Financial Equipment LLC:
Series 2014-1A Series C, 1.94% 11/15/21 (c)	605,000	605,340
Series 2016-1A:
Class A2, 1.44% 10/15/18 (c)	1,524,397	1,524,325
Class A3, 1.67% 2/18/20 (c)	400,000	400,263
Series 2017-1A Class A2, 1.55% 10/15/19 (c)	10,000,000	9,997,610
Wendys Funding LLC Series 2015-1A Class A2I, 3.371% 6/15/45 (c)	1,311,638	1,328,007
Wheels SPV LLC Series 2015-1A Class A2, 1.27% 4/22/24 (c)	85,738	85,659
World Omni Auto Receivables Trust Series 2015-B Class A3, 1.49% 12/15/20	730,000	729,768
World Omni Automobile Lease Securitization Trust Series 2016-A Class A3, 1.45% 8/15/19	1,070,000	1,068,157
TOTAL ASSET-BACKED SECURITIES
(Cost $609,757,309)		610,737,262

Collateralized Mortgage Obligations - 0.8%
Private Sponsor - 0.1%
Banc of America Mortgage Securities, Inc.:
Series 2004-A Class 2A2, 3.5889% 2/25/34 (a)	12,634	12,761
Series 2004-H Class 2A2, 3.2059% 9/25/34 (a)	48,515	47,936
COLT Mortgage Loan Trust Series 2017-1:
Class A1, 2.614% 5/27/47 (c)	1,044,657	1,050,017
Class A3, 3.074% 5/27/47 (c)	96,884	98,617
COMM Mortgage Trust Series 2016-CR28 Class A1, 1.77% 2/10/49	179,171	179,318
GS Mortgage-Backed Securites Trust Series 2014-EB1A Class 2A1, 2.4692% 7/25/44 (a)(c)	150,508	150,695
Kubota Credit Owner Trust sequential payer Series 2016-1A Class A3, 1.67% 7/15/20 (c)	340,000	338,628
Mill City Mortgage Loan Trust:
Series 2016-1 Class A1, 2.5% 4/25/57 (c)	241,202	242,398
Series 2017-2 Class A1, 2.75% 7/25/59 (c)	1,047,547	1,059,492
Towd Point Mortgage Trust:
Series 2015-4 Class A1B, 2.75% 4/25/55 (c)	671,114	677,715
Series 2015-5 Class A1B, 2.75% 5/25/55 (c)	622,220	628,778
Series 2016-1:
Class A1B, 2.75% 2/25/55 (c)	362,367	366,114
Class A3B, 3% 2/25/55 (c)	450,893	456,206
Series 2016-2 Class A1A, 2.75% 8/25/55 (c)	395,168	399,825
Series 2016-3 Class A1, 2.25% 4/25/56 (c)	103,864	103,807
Series 2017-2 Class A1, 2.75% 4/25/57 (a)(c)	726,865	734,555
Series 2017-3 Class A1, 2.75% 6/25/57 (a)(c)	1,493,488	1,510,321
WaMu Mortgage pass-thru certificates Series 2005-AR12 Class 2A1, 3.1197% 9/25/35 (a)	22,374	22,484
Wells Fargo Mortgage Backed Securities Trust Series 2004-G Class A3, 3.3549% 6/25/34 (a)	25,601	25,782

TOTAL PRIVATE SPONSOR		8,105,449

U.S. Government Agency - 0.7%
Fannie Mae:
floater:
Series 2003-31 Class FM, 1 month U.S. LIBOR + 0.500% 1.7344% 4/25/33 (a)(b)	1,479,746	1,491,013
Series 2015-27 Class KF, 1 month U.S. LIBOR + 0.300% 1.5344% 5/25/45 (a)(b)	3,954,379	3,950,027
Series 2016-85:
Class FG, 1 month U.S. LIBOR + 0.500% 1.7344% 11/25/46 (a)(b)	1,193,038	1,202,908
Class FA, 1 month U.S. LIBOR + 0.500% 1.7344% 11/25/46 (a)(b)	1,156,370	1,165,991
floater planned amortization class Series 2004-52 Class PF 1 month U.S. LIBOR + 0.450% 1.6844% 12/25/33 (a)(b)	1,100,271	1,101,428
sequential payer Series 2012-114 Class DF, 1 month U.S. LIBOR + 0.400% 1.6344% 8/25/39 (a)(b)	22,949	22,993
sequential payer floater:
Series 2005-74 Class DF, 1 month U.S. LIBOR + 0.350% 1.5844% 7/25/35 (a)(b)	3,904,839	3,914,962
Series 2005-83 Class FP, 1 month U.S. LIBOR + 0.330% 1.5644% 10/25/35 (a)(b)	3,600,139	3,600,937
Series 2016-42 Class FL, 1 month U.S. LIBOR + 0.350% 1.5844% 7/25/46 (a)(b)	12,316,456	12,353,102
Series 2016-83 Class FA, 1 month U.S. LIBOR + 0.500% 1.7344% 11/25/46 (a)(b)	650,070	655,305
Fannie Mae Connecticut Avenue Securities floater:
Series 2016-C01 Class 2M1, 1 month U.S. LIBOR + 2.100% 3.3344% 8/25/28 (a)(b)	724,077	730,331
Series 2016-C02 Class 1M1, 1 month U.S. LIBOR + 2.150% 3.3844% 9/25/28 (a)(b)	233,302	235,923
Series 2016-C07 Class 2M1, 1 month U.S. LIBOR + 1.300% 2.5344% 4/25/29 (a)(b)	242,290	243,494
Series 2017-C01 Class 1M1, 1 month U.S. LIBOR + 1.300% 2.5344% 7/25/29 (a)(b)	934,466	941,312
Series 2017-C02, Class 2M1, 1 month U.S. LIBOR + 1.150% 2.3844% 9/25/29 (a)(b)	1,191,856	1,198,592
Series 2017-C03 Class 1M1, 1 month U.S. LIBOR + 0.950% 2.1844% 10/25/29 (a)(b)	1,418,749	1,422,062
Series 2017-C04 Class 2M1, 1 month U.S. LIBOR + 0.850% 2.0844% 11/25/29 (a)(b)	969,528	970,192
Series 2017-C05 Class 1M1, 1 month U.S. LIBOR + 0.550% 1.7744% 1/25/30 (a)(b)	1,846,822	1,842,716
Series 2017-C06 Class 1M1, 1 month U.S. LIBOR + 0.750% 1.9856% 2/25/30 (a)(b)	1,410,000	1,408,674
FHLMC Structured Agency Credit Risk Debt Notes:
1 month U.S. LIBOR + 2.850% 4.0822% 4/25/28 (a)(b)	362,800	374,462
floater:
Series 2014-HQ2 Class M1, 1 month U.S. LIBOR + 1.450% 2.6822% 9/25/24 (a)(b)	51,951	52,003
Series 2015-DNA1 Class M1, 1 month U.S. LIBOR + 0.900% 2.1322% 10/25/27 (a)(b)	182,916	183,198
Series 2015-HQ2 Class M1, 1 month U.S. LIBOR + 1.100% 2.3322% 5/25/25 (a)(b)	35,654	35,676
Series 2016-DNA1 Class M1, 1 month U.S. LIBOR + 1.450% 2.6822% 7/25/28 (a)(b)	404,305	405,283
Series 2016-HQA1 Class M1, 1.750% - 1 month U.S. LIBOR 2.9822% 9/25/28 (a)(e)	94,685	95,036
Series 2017-DNA2 Class M1, 1 month U.S. LIBOR + 1.200% 2.4322% 10/25/29 (a)(b)	1,478,391	1,489,696
Series 2017-HQA1 Class M1, 1 month U.S. LIBOR + 1.200% 2.4322% 8/25/29 (a)(b)	1,067,946	1,073,596
Series 2017-DNA1 Class M1, 1 month U.S. LIBOR + 1.200% 2.4322% 7/25/29 (a)(b)	667,670	672,359
Series 2017-HQA2 Class M1, 1 month U.S. LIBOR + 0.800% 2.0322% 12/25/29 (a)(b)	365,483	365,209
Freddie Mac:
floater Series 4604 Class FB, 1 month U.S. LIBOR + 0.400% 1.6267% 8/15/46 (a)(b)	11,142,482	11,171,887
floater planned amortization class:
Series 2953 Class LF, 1 month U.S. LIBOR + 0.300% 1.5267% 12/15/34 (a)(b)	1,219,349	1,220,057
Series 4057 Class EF, 1 month U.S. LIBOR + 0.350% 1.5767% 12/15/41 (a)(b)	9,957,590	9,949,675
floater sequential payer Series 3046 Class F, 1 month U.S. LIBOR + 0.370% 1.5967% 3/15/33 (a)(b)	1,674,761	1,674,782
sequential payer Series 4226 Class EF, 1 month U.S. LIBOR + 0.350% 1.5767% 12/15/35 (a)(b)	3,684,879	3,689,707
Series 4448 Class JA, 4% 11/15/36	190,000	199,158
Freddie Mac Whole Loan Securities Trust Series 2017-SC02 Class M1, 3.9089% 5/25/47 (a)(c)	326,682	326,245

TOTAL U.S. GOVERNMENT AGENCY		71,429,991

TOTAL COLLATERALIZED MORTGAGE OBLIGATIONS
(Cost $79,388,228)		79,535,440

Commercial Mortgage Securities - 0.6%
BAMLL Commercial Mortgage Securities Trust Series 2014-IP Class A, 2.717% 6/15/28 (a)(c)	1,070,000	1,072,743
Barclays Commercial Mortgage Securities LLC floater Series 2015-RRI Class A, 1 month U.S. LIBOR + 1.250% 2.4089% 5/15/32 (a)(b)(c)	2,468,326	2,468,324
CGDB Commercial Mortgage Trust Series 2017-BIO Class A, 1 month U.S. LIBOR + 0.750% 1.976% 5/15/30 (a)(b)(c)	3,410,000	3,406,321
CGDBB Commercial Mortgage Trust floater Series 2017-BIOC Class A, 1 month U.S. LIBOR + 0.790% 2% 7/15/28 (a)(b)(c)	3,084,000	3,084,665
Citigroup Commercial Mortgage Trust:
floater Series 2017-1500 Class A, 1 month U.S. LIBOR + 0.850% 2.1% 7/15/19 (a)(b)(c)	2,938,000	2,938,055
Series 2014-GC19 Class A1, 1.199% 3/10/47	43,007	42,975
Series 2014-GC21 Class A1, 1.242% 5/10/47	275,984	275,100
Series 2014-GC25 Class A1, 1.485% 10/10/47	68,470	68,405
Series 2015-GC27 Class A1, 1.353% 2/10/48	423,188	421,378
Series 2015-GC31 Class A1, 1.637% 6/10/48	777,195	776,319
Series 2015-GC33 Class A1, 1.643% 9/10/58	276,846	275,918
Series 2015-P1 Class A1, 1.648% 9/15/48	272,268	271,898
CLNS Trust floater Series 2017-IKPR Class A, 1 month U.S. LIBOR + 0.800% 1.887% 6/11/32 (a)(b)(c)	515,000	514,352
COMM Mortgage Trust:
Series 2014-CR15 Class A1, 1.218% 2/10/47	352,291	351,547
Series 2014-CR17 Class A1, 1.275% 5/10/47	170,595	170,169
Series 2014-CR18 Class A1, 1.442% 7/15/47	267,214	266,820
Series 2014-CR19 Class A1, 1.415% 8/10/47	260,977	260,303
Series 2014-CR20 Class A1, 1.324% 11/10/47	192,458	191,801
Series 2014-CR21 Class A1, 1.494% 12/10/47	110,680	110,439
Series 2014-LC15 Class A1, 1.259% 4/10/47	318,919	318,070
Series 2014-LC17 Class A1, 1.381% 10/10/47	194,592	194,040
Series 2014-UBS2 Class A1, 1.298% 3/10/47	220,007	219,571
Series 2014-UBS4 Class A1, 1.309% 8/10/47	103,677	103,409
Series 2014-UBS5 Class A1, 1.373% 9/10/47	160,582	160,499
Series 2014-UBS6 Class A1, 1.445% 12/10/47	305,095	304,531
Series 2015-CCRE26 Class A1, 1.604% 10/10/48	385,377	384,455
Series 2015-CR22 Class A1, 1.569% 3/10/48	140,045	139,831
Series 2015-LC23 Class A2, 3.221% 10/10/48	1,400,000	1,444,582
Series 2015-PC1 Class A1, 1.667% 7/10/50	940,351	940,586
COMM Mortgage Trust pass-thru certificates Series 2014-TWC Class A, 1 month U.S. LIBOR + 0.850% 2.074% 2/13/32 (a)(b)(c)	400,000	400,850
CSAIL Commercial Mortgage Trust:
Series 2015-C1 Class A1, 1.684% 4/15/50	178,093	177,735
Series 2015-C2 Class A1, 1.4544% 6/15/57	1,172,433	1,166,883
Series 2015-C3 Class A1, 1.7167% 8/15/48	531,084	529,509
Series 2015-C4 Class A1, 2.0102% 11/15/48	609,755	610,317
Series 2016-C5 Class A1, 1.7466% 11/15/48 (a)	151,220	150,782
CSMC Series 2015-TOWN Class A, 1 month U.S. LIBOR + 1.250% 2.4756% 3/15/28 (a)(b)(c)	3,644,000	3,641,200
CSMC Trust Series 2017-CHOP Class A, 1 month U.S. LIBOR + 0.750% 1.9756% 7/15/32 (a)(b)(c)	4,189,000	4,194,907
GAHR Commercial Mortgage Trust floater Series 2015-NRF Class AFL1, 1 month U.S. LIBOR + 1.300% 2.459% 12/15/34 (a)(b)(c)	918,485	920,077
GS Mortgage Securities Trust:
sequential payer Series 2013-GC13 Class A1, 1.206% 7/10/46	15,207	15,200
Series 2014-GC22 Class A1, 1.29% 6/10/47	204,367	203,770
Series 2014-GC24 Class A1, 1.509% 9/10/47	388,298	387,372
Series 2015-GC28 Class A1, 1.528% 2/10/48	682,670	680,656
Series 2015-GC32 Class A1, 1.593% 7/10/48	279,896	279,562
Series 2016-GS3 Class A1, 1.429% 10/10/49	177,346	175,761
Halcyon Loan Advisors Funding LLC Series 2017-3A Class B1R, 3 month U.S. LIBOR + 1.700% 3.0125% 10/22/25 (a)(b)(c)	745,000	744,245
Hospitality Mortgage Trust floater Series 2017-HIT Class A, 1 month U.S. LIBOR + 0.850% 2.0744% 5/8/30 (a)(b)(c)	510,000	509,806
JP Morgan Chase Commercial Mortgage Securities Trust Series 2015-JP1 Class A1, 1.949% 1/15/49	508,150	509,700
JPMBB Commercial Mortgage Securities Trust:
sequential payer Series 2014-C21 Class A1, 1.322% 8/15/47	180,103	179,745
Series 2014-C19 Class A1, 1.2661% 4/15/47	82,707	82,610
Series 2014-C22 Class A1, 1.451% 9/15/47	105,450	105,267
Series 2014-C23 Class A1, 1.6502% 9/15/47	141,714	141,717
Series 2014-C24 Class A1, 1.5386% 11/15/47	85,111	84,977
Series 2014-C26 Class A1, 1.5962% 1/15/48	728,279	727,806
Series 2015-C27 Class A1, 1.4137% 2/15/48	586,479	584,724
Series 2015-C28 Class A1, 1.4451% 10/15/48	967,808	965,183
JPMBB Commercial Mortgage Secutities Trust Series 2015-C29 Class A1, 1.6255% 5/15/48	306,155	305,683
JPMCC Commercial Mortgage Securities Trust Series 2016-JP3 Class A1, 1.4615% 8/15/49	540,660	535,924
JPMorgan Chase Commercial Mortgage Securities Trust:
floater Series 2014-FL5 Class A, 1 month U.S. LIBOR + 0.980% 2.1389% 7/15/31 (a)(b)(c)	873,195	874,558
Series 2006-LDP7 Class AM, 5.9435% 4/17/45 (a)	7,284	7,277
Series 2014-C20 Class A1, 1.2682% 7/15/47	218,477	217,809
Series 2016-WP Class TA, 1 month U.S. LIBOR + 1.450% 2.6089% 10/15/33 (a)(b)(c)	1,293,000	1,298,297
Lone Star Portfolio Trust floater Series 2015-LSP Class A1A2, 1 month U.S. LIBOR + 1.800% 3.0256% 9/15/28 (a)(b)(c)	1,492,158	1,496,559
Morgan Stanley BAML Trust:
sequential payer:
Series 2013-C7 Class A2, 1.863% 2/15/46	2,069,909	2,069,693
Series 2014-C18 Class A1, 1.686% 10/15/47	137,383	137,403
Series 2014-C16 Class A1, 1.294% 6/15/47	106,633	106,395
Series 2014-C17 Class A1, 1.551% 8/15/47	306,440	306,020
Series 2014-C19 Class A1, 1.573% 12/15/47	644,045	642,716
Series 2015-C24 Class A1, 1.706% 5/15/48	471,104	470,171
Series 2016-C30 Class A1, 1.389% 9/15/49	287,794	285,026
Morgan Stanley Capital I Trust Series 2015-MS1 Class A1, 1.638% 5/15/48	518,355	517,753
SBA Tower Trust 3.598% 4/9/43 (c)	635,000	635,298
Waldorf Astoria Boca Raton Trust floater Series 2016-BOCA Class A, 1 month U.S. LIBOR + 1.500% 2.5756% 6/15/29 (a)(b)(c)	1,833,000	1,838,765
Wells Fargo Commercial Mortgage Trust:
Series 2014-LC18 Class A1, 1.437% 12/15/47	737,528	735,228
Series 2015-C26 Class A1, 1.454% 2/15/48	368,036	366,822
Series 2015-C27 Class A1, 1.73% 2/15/48	1,013,985	1,013,850
Series 2015-C28 Class A1, 1.531% 5/15/48	382,029	381,001
Series 2015-C31 Class A1, 1.679% 11/15/48	691,670	690,628
Series 2015-LC20 Class A1, 1.471% 4/15/50	661,749	659,734
Series 2015-NXS2 Class A2, 3.02% 7/15/58	1,180,000	1,205,882
Series 2015-SG1 Class A1, 1.568% 9/15/48	355,615	354,972
Series 2016-C32 Class A1, 1.577% 1/15/59	413,975	412,399
Series 2016-LC24 Class A1, 1.441% 10/15/49	292,367	290,677
WF-RBS Commercial Mortgage Trust:
sequential payer Series 2013-C16 Class A1, 1.406% 9/15/46	75,014	74,951
Series 2013-C17 Class A1, 1.154% 12/15/46	105,963	105,709
Series 2013-UBS1 Class A1, 1.122% 3/15/46	102,642	102,309
Series 2014-C20 Class A1, 1.283% 5/15/47	330,796	329,778
Series 2014-C21 Class A1, 1.413% 8/15/47	449,585	448,322
Series 2014-C22 Class A1, 1.479% 9/15/57	297,253	296,532
Series 2014-C23 Class A1, 1.663% 10/15/57	147,815	147,718
Series 2014-C24 Class A1, 1.39% 11/15/47	68,205	67,971
Series 2014-LC14 Class A1, 1.193% 3/15/47	165,211	164,771
TOTAL COMMERCIAL MORTGAGE SECURITIES
(Cost $58,996,557)		58,942,068

Municipal Securities - 0.1%
Florida State Board Administration Fin. Corp. Series 2016 A, 2.163% 7/1/19	1,085,000	1,091,206
Indiana Fin. Auth. Econ. Dev. Rev. Bonds (Republic Svcs., Inc. Proj.):
Series 2012, 1.2%, tender 9/1/17 (a)(f)	$2,500,000	$2,500,000
Series A, 1.2%, tender 9/1/17 (a)(f)	5,500,000	5,500,000
TOTAL MUNICIPAL SECURITIES
(Cost $9,085,000)		9,091,206

Foreign Government and Government Agency Obligations - 0.0%
State of Qatar 2.099% 1/18/18	$	$
(Cost $768,876)	770,000	769,199
	Shares	Value

Investment Companies - 0.0%
PIMCO Enhanced Low Duration Active ETF
(Cost $2,497,185)	24,760	2,503,813
	Principal Amount	Value

Bank Notes - 0.2%
Capital One NA 1.85% 9/13/19	1,525,000	1,518,620
Citizens Bank NA 2.3% 12/3/18	335,000	336,688
RBS Citizens NA 2.5% 3/14/19	1,200,000	1,210,812
Regions Bank 7.5% 5/15/18	289,000	300,169
Regions Financial Corp. 2.25% 9/14/18	785,000	788,039
Wells Fargo Bank NA 1.65% 1/22/18	10,000,000	10,006,300
TOTAL BANK NOTES
(Cost $14,146,917)		14,160,628

Certificates of Deposit - 0.3%
BNP Paribas New York Branch yankee 1 month U.S. LIBOR + 0.190% 1.4239% 3/26/18 (a)(b)	10,000,000	10,000,340
Credit Agricole CIB yankee 1 month U.S. LIBOR + 0.200% 1.4339% 3/26/18 (a)(b)	10,000,000	10,001,930
Credit Suisse AG yankee 1 month U.S. LIBOR + 0.260% 1.4917% 5/1/18 (a)(b)	10,000,000	10,003,850
TOTAL CERTIFICATES OF DEPOSIT
(Cost $30,000,000)		30,006,120

Commercial Paper - 1.4%
Barclays Bank PLC/Barclays U.S. CCP Funding LLC yankee 1.47% 11/1/17 (c)	5,000,000	4,989,124
Bell Canada yankee:
1.41% 9/18/17	$4,000,000	$3,997,112
1.45% 9/18/17	3,600,000	3,597,401
1.45% 10/10/17	2,000,000	1,996,740
1.5% 11/14/17	5,000,000	4,984,479
1.5% 11/20/17	2,000,000	1,993,277
1.5% 11/29/17	2,000,000	1,992,500
1.5% 11/29/17	6,000,000	5,977,500
BPCE SA yankee:
1.35% 10/6/17	10,000,000	9,987,990
1.4% 11/3/17	5,000,000	4,988,658
Canadian Imperial Bank of Commerce 1 month U.S. LIBOR + 0.410% 1.6417% 11/2/17 (a)(b)	10,000,000	10,006,930
Catholic Health Initiatives:
0% 9/25/17	3,890,000	3,886,750
1.9% 10/3/17	20,000,000	19,977,780
Dominion Resources, Inc. 1.45% 11/6/17	10,000,000	9,971,804
Enbridge Energy Partners LP 2.05% 10/20/17 (c)	3,220,000	3,212,518
Ford Motor Credit Co. LLC 0% 9/1/17	2,795,000	2,794,887
Ontario Teachers' Finance Trust yankee 1.36% 11/10/17	9,000,000	8,977,511
Plains Midstream Canada ULC yankee 0% 9/5/17	2,590,000	2,589,414
Rogers Communications, Inc. yankee 1.47% 10/25/17	2,000,000	1,995,395
UBS AG London Branch 1 month U.S. LIBOR + 0.150% 1.3806% 12/22/17 (a)(b)	10,000,000	10,000,850
Vodafone Group PLC yankee:
1.6% 9/5/17	3,000,000	2,999,403
1.6% 9/12/17	12,000,000	11,994,164
VW Credit, Inc. 0% 9/18/17	1,540,000	1,538,865
TOTAL COMMERCIAL PAPER
(Cost $134,426,153)		134,451,052
	Shares	Value

Fixed-Income Funds - 3.3%
Bank Loan Funds - 3.3%
Fidelity Floating Rate High Income Fund (g)
(Cost $325,964,582)	33,386,741	321,514,319

Short-Term Funds - 59.9%
Short-Term Funds - 59.9%
BlackRock Low Duration Bond Portfolio Investor A Shares	44,918,154	433,460,184
Delaware Limited-Term Diversified Income Fund - Class A	24,946,715	212,296,547
Fidelity Conservative Income Bond Fund Institutional Class (g)	98,587,480	989,818,302
Fidelity Short-Term Bond Fund (g)	85,670,377	740,192,056
Janus Short-Term Bond Fund - Class T	71,626,352	217,027,846
JPMorgan Short Duration Bond Fund Class A	25,261,172	273,578,490
Metropolitan West Low Duration Bond Fund - Class M	65,357,292	571,222,729
PIMCO Enhanced Short Maturity Active ETF	3,958,945	402,981,012
PIMCO Short-Term Fund - Administrator Class	175,726,848	1,727,394,889
Prudential Short-Term Corporate Bond Fund, Inc. Class A	17,969,638	199,103,584
TOTAL SHORT-TERM FUNDS
(Cost $5,762,590,454)		5,767,075,639

Money Market Funds - 8.4%
Fidelity Cash Central Fund, 1.11% (h)	37,640,418	37,647,946
Fidelity Investments Money Market Government Portfolio Institutional Class 0.93% (g)(i)	540,020,367	540,020,367
Fidelity Investments Money Market Prime Reserves Portfolio - Institutional Class 1.22% (g)(i)	226,177,305	226,222,540
State Street Institutional U.S. Government Money Market Fund Premier Class 0.72% (i)	441,649	441,649
TOTAL MONEY MARKET FUNDS
(Cost $804,332,482)		804,332,502
TOTAL INVESTMENT IN SECURITIES - 100.0%
(Cost $9,614,151,416)		9,623,121,446
NET OTHER ASSETS (LIABILITIES) - 0.0%		252,180
NET ASSETS - 100%		$9,623,373,626

Futures Contracts
	Number of contracts	Expiration Date	Notional amount	Value	Unrealized Appreciation/(Depreciation)
Purchased
Treasury Contracts
CBOT 2-Year U.S. Treasury Note Contracts (United States)	465	Dec. 2017	$100,585,313	$13,783	$13,783
Sold
Treasury Contracts
CBOT 10-Year U.S. Treasury Note Contracts (United States)	100	Dec. 2017	12,698,438	(5,571)	(5,571)
TOTAL FUTURES CONTRACTS					$8,212

The notional amount of futures purchased as a percentage of Net Assets is 1.0%

The notional amount of futures sold as a percentage of Net Assets is 0.1%

Security Type Abbreviations

ETF – Exchange-Traded Fund

Legend

 (a) Coupon rates for floating and adjustable rate securities reflect the rates in effect at period end.

 (b) Coupon is indexed to a floating interest rate which may be multiplied by a specified factor and/or subject to caps or floors.

 (c) Security exempt from registration under Rule 144A of the Securities Act of 1933. These securities may be resold in transactions exempt from registration, normally to qualified institutional buyers. At the end of the period, the value of these securities amounted to $631,427,047 or 6.6% of net assets.

 (d) Security or a portion of the security was pledged to cover margin requirements for futures contracts. At period end, the value of securities pledged amounted to $254,057.

 (e) Coupon is inversely indexed to a floating interest rate multiplied by a specified factor. The price may be considerably more volatile than the price of a comparable fixed rate security.

 (f) Private activity obligations whose interest is subject to the federal alternative minimum tax for individuals.

 (g) Affiliated Fund

 (h) Affiliated fund that is generally available only to investment companies and other accounts managed by Fidelity Investments. The rate quoted is the annualized seven-day yield of the fund at period end. A complete unaudited listing of the fund's holdings as of its most recent quarter end is available upon request. In addition, each Fidelity Central Fund's financial statements are available on the SEC's website or upon request.

 (i) The rate quoted is the annualized seven-day yield of the fund at period end.

Affiliated Central Funds

Information regarding fiscal year to date income earned by the Fund from investments in Fidelity Central Funds is as follows:

Fund	Income earned
Fidelity Cash Central Fund	$67,787
Fidelity Securities Lending Cash Central Fund	35
Total	$67,822

Affiliated Underlying Funds

Information regarding the Fund's fiscal year to date purchases and sales of the affiliated Underlying Funds and income earned by the Fund from investments in affiliated Underlying Funds is as follows:

Affiliate	Value, beginning of period	Purchases	Sales Proceeds	Dividend Income	Realized Gain (loss)	Change in Unrealized appreciation (depreciation)	Value, end of period
Fidelity Conservative Income Bond Fund Institutional Class	$961,137,099	$40,734,804	$12,053,601	$2,288,668	$--	$--	$989,818,302
Fidelity Floating Rate High Income Fund	319,752,512	3,092,059	--	2,092,805	--	(1,330,252)	321,514,319
Fidelity Investments Money Market Government Portfolio Institutional Class 0.93%	760,371,043	26,759,780	247,110,456	1,130,540	--	--	540,020,367
Fidelity Investments Money Market Prime Reserves Portfolio - Institutional Class 1.22%	225,552,835	669,684	--	669,685	--	21	226,222,540
Fidelity Short-Term Bond Fund	817,739,827	2,401,905	80,806,838	1,617,928	(185,757)	1,042,919	740,192,056
Total	$3,084,553,316	$73,658,232	$339,970,895	$7,799,626	$(185,757)	$(287,312)	$2,817,767,584

Investment Valuation

The following is a summary of the inputs used, as of August 31, 2017, involving the Fund's assets and liabilities carried at fair value. The inputs or methodology used for valuing securities may not be an indication of the risk associated with investing in those securities. Additional information on valuation inputs, and their aggregation into the levels used below, is provided later in this section.

	Valuation Inputs at Reporting Date:
Description	Total	Level 1	Level 2	Level 3
Investments in Securities:
Corporate Bonds	$1,643,055,137	$--	$1,643,055,137	$--
U.S. Government and Government Agency Obligations	116,149,655	--	116,149,655	--
U.S. Government Agency - Mortgage Securities	30,797,406	--	30,797,406	--
Asset-Backed Securities	610,737,262	--	610,737,262	--
Collateralized Mortgage Obligations	79,535,440	--	79,535,440	--
Commercial Mortgage Securities	58,942,068	--	58,942,068	--
Municipal Securities	9,091,206	--	9,091,206	--
Foreign Government and Government Agency Obligations	769,199	--	769,199	--
Investment Companies	2,503,813	2,503,813	--	--
Bank Notes	14,160,628	--	14,160,628	--
Certificates of Deposit	30,006,120	--	30,006,120	--
Commercial Paper	134,451,052	--	134,451,052	--
Fixed-Income Funds	321,514,319	321,514,319	--	--
Short-Term Funds	5,767,075,639	5,767,075,639	--	--
Money Market Funds	804,332,502	804,332,502	--	--
Total Investments in Securities:	$9,623,121,446	$6,895,426,273	$2,727,695,173	$--
Derivative Instruments:
Assets
Futures Contracts	$13,783	$13,783	$--	$--
Total Assets	$13,783	$13,783	$--	$--
Liabilities
Futures Contracts	$(5,571)	$(5,571)	$--	$--
Total Liabilities	$(5,571)	$(5,571)	$--	$--
Total Derivative Instruments:	$8,212	$8,212	$--	$--

Investments are valued as of 4:00 p.m. Eastern time on the last calendar day of the period. Security transactions are accounted for as of trade date. The Board of Trustees (the Board) has delegated the day to day responsibility for the valuation of the Fund's investments to the Fair Value Committee (the Committee) established by the Fund's investment adviser. In accordance with valuation policies and procedures approved by the Board, the Fund attempts to obtain prices from one or more third party pricing vendors or brokers to value its investments. When current market prices, quotations or currency exchange rates are not readily available or reliable, investments will be fair valued in good faith by the Committee, in accordance with procedures adopted by the Board. Factors used in determining fair value vary by investment type and may include market or investment specific events, changes in interest rates and credit quality. The frequency with which these procedures are used cannot be predicted and they may be utilized to a significant extent. The Committee oversees the Fund’s valuation policies and procedures and reports to the Board on the Committee's activities and fair value determinations. The Board monitors the appropriateness of the procedures used in valuing the Fund's investments and ratifies the fair value determinations of the Committee. The Fund categorizes the inputs to valuation techniques used to value its investments into a disclosure hierarchy consisting of three levels: Level 1 - quoted prices in active markets for identical investments: Level 2 - other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds etc.): Level 3 - unobservable inputs (including the Fund's own assumptions based on the best information available). Changes in valuation techniques may result in transfers in or out of an assigned level within the disclosure hierarchy. Valuation techniques used to value the Fund's investments by major category are as follows:

Debt securities, including restricted securities, are valued based on evaluated prices received from third party pricing vendors or from brokers who make markets in such securities. Corporate bonds, bank notes, foreign government and government agency obligations, municipal securities, U.S. government and government agency obligations, commercial paper and certificates of deposit are valued by pricing vendors who utilize matrix pricing which considers yield or price of bonds of comparable quality, coupon, maturity and type or by broker supplied prices. Asset backed securities, collateralized mortgage obligations, commercial mortgage securities and U.S. government agency mortgage securities are valued by pricing vendors who utilize matrix pricing which considers prepayment speed assumptions, attributes of the collateral, yield or price of bonds of comparable quality, coupon, maturity and type or by broker supplied prices.

When independent prices are unavailable or unreliable, debt securities may be valued utilizing pricing methodologies which consider similar factors that would be used by third party pricing vendors. Debt securities are generally categorized as Level 2 in the hierarchy but may be Level 3 depending on the circumstances.

Exchange-Traded Funds (ETFs) are valued at their last sale price or official closing price as reported by a third party pricing vendor on the primary market or exchange on which they are traded and are categorized as Level 1 in the hierarchy. In the event there were no sales during the day but the exchange reports a closing bid level, ETFs are valued at the closing bid and would be categorized as Level 1 in the hierarchy. In the event there was no closing bid, ETFs may be valued by another method that the Board believes reflects fair value in accordance with the Board's fair value pricing policies and may be categorized as Level 2 in the hierarchy.

Futures contracts are valued at the settlement price established each day by the board of trade or exchange on which they are traded and are categorized as Level 1 in the hierarchy.

Investments in open-end mutual funds, including the Fidelity Central Funds, are valued at their closing net asset value each business day and are categorized as Level 1 in the hierarchy.

If an unaffiliated Underlying Fund's net asset value is unavailable, shares of that fund may be valued by another method that the Board believes reflects fair value in accordance with the Board's fair value pricing policies and is categorized as Level 2 in the hierarchy.

For additional information on the Fund's significant accounting policies, please refer to the Fund's most recent semiannual or annual shareholder report.

The fund's schedule of investments as of the date on the cover of this report has not been audited. This report is provided for the general information of the fund's shareholders. For more information regarding the fund and its holdings, please see the fund's most recent prospectus and annual report.

Third party trademarks and service marks are the property of their respective owners. All other trademarks and service marks are the property of FMR LLC or an affiliate.

Quarterly Holdings Report
for

Strategic Advisers® Value Fund

Offered exclusively to certain clients of Strategic Advisers, Inc. - not available for sale to the general public

August 31, 2017

SUF-QTLY-1017
1.912901.107

Investments August 31, 2017 (Unaudited)

Showing Percentage of Net Assets

Common Stocks - 87.5%
	Shares	Value
CONSUMER DISCRETIONARY - 7.9%
Auto Components - 0.9%
BorgWarner, Inc.	562,209	$26,092,120
Cooper Tire & Rubber Co. (a)	265,127	8,908,267
Delphi Automotive PLC	124,700	12,021,080
Gentex Corp.	134,000	2,448,180
Lear Corp.	188,700	28,218,198
The Goodyear Tire & Rubber Co.	802,700	24,321,810
		102,009,655
Automobiles - 1.0%
Ford Motor Co.	2,037,000	22,468,110
General Motors Co.	1,705,700	62,326,278
Harley-Davidson, Inc. (a)	401,872	18,892,003
Thor Industries, Inc.	24,600	2,672,544
		106,358,935
Distributors - 0.0%
Genuine Parts Co.	58,525	4,847,626
Diversified Consumer Services - 0.0%
H&R Block, Inc.	96,600	2,583,084
Hotels, Restaurants & Leisure - 0.8%
Brinker International, Inc. (a)	404,619	12,632,205
Carnival Corp.	249,900	17,363,052
Hilton, Inc.	65,788	4,232,142
Hyatt Hotels Corp. Class A (b)	18,100	1,077,131
La Quinta Holdings, Inc. (b)	226,118	3,572,664
Norwegian Cruise Line Holdings Ltd. (b)	106,300	6,320,598
Park Hotels & Resorts, Inc.	43,916	1,172,118
Royal Caribbean Cruises Ltd.	99,700	12,408,662
Wyndham Worldwide Corp.	276,500	27,561,520
		86,340,092
Household Durables - 0.7%
Garmin Ltd. (a)	88,600	4,562,900
Leggett & Platt, Inc.	57,000	2,620,290
Lennar Corp. Class A	323,000	16,718,480
Mohawk Industries, Inc. (b)	34,700	8,783,264
Newell Brands, Inc.	39,592	1,911,502
NVR, Inc. (b)	1,730	4,707,071
PulteGroup, Inc.	147,100	3,798,122
Toll Brothers, Inc.	75,800	2,953,168
Whirlpool Corp.	169,700	29,123,914
		75,178,711
Internet & Direct Marketing Retail - 0.0%
Expedia, Inc.	33,867	5,024,508
Leisure Products - 0.0%
Brunswick Corp.	41,600	2,183,168
Media - 2.4%
CBS Corp. Class B (a)	342,670	21,951,440
Charter Communications, Inc. Class A (b)	15,279	6,089,293
Cinemark Holdings, Inc. (a)	13,600	452,744
Clear Channel Outdoor Holding, Inc. Class A (b)	223,281	859,632
Comcast Corp. Class A	209,606	8,512,100
Discovery Communications, Inc. Class A (a)(b)	31,690	703,835
DISH Network Corp. Class A (b)	160,695	9,206,217
Entercom Communications Corp. Class A (a)	184,895	1,904,419
Gannett Co., Inc.	247,600	2,102,124
Interpublic Group of Companies, Inc.	52,750	1,062,385
Liberty Global PLC LiLAC Class C (b)	116,312	2,999,686
News Corp. Class A	177,100	2,367,827
Nexstar Broadcasting Group, Inc. Class A (a)	68,852	4,144,890
Omnicom Group, Inc.	108,200	7,831,516
Scripps Networks Interactive, Inc. Class A	37,300	3,194,745
Sinclair Broadcast Group, Inc. Class A (a)	64,457	1,949,824
Tegna, Inc.	402,400	5,078,288
The Madison Square Garden Co. (b)	8,900	1,891,339
The Walt Disney Co.	729,200	73,795,040
Time Warner, Inc.	707,090	71,486,799
Twenty-First Century Fox, Inc. Class A	819,636	22,613,757
Viacom, Inc. Class B (non-vtg.)	300,200	8,585,720
		258,783,620
Multiline Retail - 0.7%
Big Lots, Inc. (a)	160,800	7,654,080
Dillard's, Inc. Class A (a)	109,300	6,645,440
Dollar General Corp.	82,400	5,978,944
Kohl's Corp. (a)	517,680	20,593,310
Macy's, Inc.	348,100	7,230,037
Target Corp.	426,000	23,229,780
		71,331,591
Specialty Retail - 1.3%
American Eagle Outfitters, Inc.	775,200	9,263,640
AutoZone, Inc. (b)	9,917	5,240,539
Bed Bath & Beyond, Inc.	83,032	2,290,853
Best Buy Co., Inc.	578,887	31,410,409
CarMax, Inc. (b)	86,200	5,788,330
Cars.com, Inc. (a)	134,133	3,468,679
Gap, Inc.	97,465	2,302,123
Home Depot, Inc.	232,509	34,846,124
Lowe's Companies, Inc.	258,300	19,085,787
Murphy U.S.A., Inc. (b)	48,761	3,143,134
Office Depot, Inc.	217,300	932,217
Penske Automotive Group, Inc.	203,300	8,611,788
Tiffany & Co., Inc.	44,280	4,047,192
TJX Companies, Inc.	65,298	4,721,045
Williams-Sonoma, Inc. (a)	40,000	1,840,000
		136,991,860
Textiles, Apparel & Luxury Goods - 0.1%
Columbia Sportswear Co.	64,546	3,697,840
Hanesbrands, Inc.	56,900	1,380,394
PVH Corp.	36,200	4,557,218
VF Corp.	29,600	1,860,952
		11,496,404

TOTAL CONSUMER DISCRETIONARY		863,129,254

CONSUMER STAPLES - 4.7%
Beverages - 0.3%
Boston Beer Co., Inc. Class A (b)	3,600	536,400
Coca-Cola European Partners PLC	136,596	5,873,628
Dr. Pepper Snapple Group, Inc.	45,196	4,115,096
Molson Coors Brewing Co. Class B	50,793	4,558,672
The Coca-Cola Co.	305,000	13,892,750
		28,976,546
Food & Staples Retailing - 2.5%
CVS Health Corp.	698,282	54,005,130
Kroger Co.	1,412,628	30,894,174
Wal-Mart Stores, Inc.	1,690,200	131,953,914
Walgreens Boots Alliance, Inc.	753,456	61,406,664
		278,259,882
Food Products - 1.6%
Archer Daniels Midland Co.	1,099,000	45,410,680
Bunge Ltd.	283,102	21,127,902
Dean Foods Co.	606,600	6,672,600
Fresh Del Monte Produce, Inc.	235,200	11,052,048
Ingredion, Inc.	104,300	12,914,426
Mondelez International, Inc.	323,000	13,133,180
Pilgrim's Pride Corp. (a)(b)	923,200	27,188,240
Post Holdings, Inc. (b)	62,352	5,308,026
The J.M. Smucker Co.	83,950	8,794,602
TreeHouse Foods, Inc. (b)	43,951	2,944,277
Tyson Foods, Inc. Class A	355,300	22,490,490
		177,036,471
Household Products - 0.1%
Energizer Holdings, Inc.	27,838	1,229,048
Procter & Gamble Co.	72,979	6,733,772
		7,962,820
Personal Products - 0.2%
Coty, Inc. Class A	169,644	2,812,698
Herbalife Ltd. (a)(b)	43,500	3,001,935
Unilever NV (NY Reg.)	305,000	18,147,500
		23,962,133

TOTAL CONSUMER STAPLES		516,197,852

ENERGY - 5.2%
Energy Equipment & Services - 0.2%
Halliburton Co.	251,000	9,781,470
National Oilwell Varco, Inc.	202,100	6,198,407
Parker Drilling Co. (b)	1,082,600	1,190,860
Rowan Companies PLC (b)	530,900	5,176,275
		22,347,012
Oil, Gas & Consumable Fuels - 5.0%
Andeavor	80,549	8,066,982
Apache Corp.	106,060	4,119,370
Chevron Corp.	1,712,339	184,281,923
ConocoPhillips Co.	836,466	36,520,106
Diamondback Energy, Inc. (b)	48,692	4,420,747
Energen Corp. (b)	68,636	3,519,654
EQT Corp.	270,592	16,868,705
Exxon Mobil Corp.	1,197,936	91,438,455
HollyFrontier Corp.	80,500	2,520,455
Kinder Morgan, Inc.	267,125	5,163,526
Marathon Petroleum Corp.	906,661	47,554,369
Occidental Petroleum Corp.	54,386	3,246,844
PBF Energy, Inc. Class A (a)	419,022	9,922,441
Phillips 66 Co.	562,512	47,144,131
Pioneer Natural Resources Co.	92,851	12,038,132
Valero Energy Corp.	920,600	62,692,860
		539,518,700

TOTAL ENERGY		561,865,712

FINANCIALS - 26.3%
Banks - 13.2%
Banco Bilbao Vizcaya Argentaria SA sponsored ADR (a)	2,249,907	19,889,178
Bank of America Corp.	10,374,863	247,855,477
BB&T Corp.	604,400	27,856,796
BOK Financial Corp.	142,900	11,500,592
CIT Group, Inc.	292,000	13,096,200
Citigroup, Inc.	3,320,093	225,865,927
Citizens Financial Group, Inc.	428,784	14,205,614
Comerica, Inc.	73,200	4,995,900
Commerce Bancshares, Inc.	42,630	2,344,224
Cullen/Frost Bankers, Inc.	125,300	10,550,260
East West Bancorp, Inc.	69,940	3,872,578
Fifth Third Bancorp	1,537,188	40,166,722
First Republic Bank	161,813	15,703,952
Investors Bancorp, Inc.	138,600	1,814,274
JPMorgan Chase & Co.	3,482,323	316,508,337
KeyCorp	1,064,514	18,320,286
Lloyds Banking Group PLC sponsored ADR	1,365,835	4,534,572
M&T Bank Corp.	200,864	29,699,751
Mitsubishi UFJ Financial Group, Inc. sponsored ADR	1,708,000	10,384,640
PacWest Bancorp	55,400	2,501,310
PNC Financial Services Group, Inc.	560,121	70,244,775
Prosperity Bancshares, Inc.	32,300	1,929,925
Regions Financial Corp.	3,996,626	56,392,393
SunTrust Banks, Inc.	990,639	54,584,209
Synovus Financial Corp.	57,000	2,400,840
U.S. Bancorp	914,301	46,857,926
Wells Fargo & Co.	3,433,772	175,362,736
Western Alliance Bancorp. (b)	31,600	1,524,068
Zions Bancorporation	94,300	4,117,138
		1,435,080,600
Capital Markets - 3.7%
Ameriprise Financial, Inc.	508,500	70,432,335
Bank of New York Mellon Corp.	484,300	25,319,204
BlackRock, Inc. Class A	75,447	31,613,047
Brighthouse Financial, Inc.	57,590	3,286,661
Charles Schwab Corp.	114,385	4,563,962
E*TRADE Financial Corp. (b)	127,800	5,241,078
Eaton Vance Corp. (non-vtg.)	48,100	2,288,598
Franklin Resources, Inc.	262,200	11,334,906
Goldman Sachs Group, Inc.	414,111	92,653,195
Invesco Ltd.	292,695	9,594,542
Lazard Ltd. Class A	38,900	1,668,421
Morgan Stanley	1,543,422	70,225,701
Northern Trust Corp.	144,765	12,811,703
Raymond James Financial, Inc.	60,100	4,707,032
State Street Corp.	375,500	34,729,995
T. Rowe Price Group, Inc.	216,799	18,289,164
The NASDAQ OMX Group, Inc.	64,300	4,846,934
		403,606,478
Consumer Finance - 1.9%
Ally Financial, Inc.	441,085	9,968,521
American Express Co.	418,500	36,032,850
Capital One Financial Corp.	901,830	71,794,686
Credit Acceptance Corp. (a)(b)	5,800	1,579,340
Discover Financial Services	848,095	49,995,200
Navient Corp.	845,573	11,161,564
Nelnet, Inc. Class A	227,900	10,809,297
Santander Consumer U.S.A. Holdings, Inc. (b)	162,100	2,314,788
Synchrony Financial	530,085	16,321,317
		209,977,563
Diversified Financial Services - 0.4%
Berkshire Hathaway, Inc. Class B (b)	164,225	29,751,001
Donnelley Financial Solutions, Inc.	80,075	1,714,406
Leucadia National Corp.	167,900	3,975,872
Voya Financial, Inc.	86,600	3,310,718
		38,751,997
Insurance - 6.7%
AFLAC, Inc.	610,700	50,413,285
Alleghany Corp. (b)	10,159	5,717,180
Allstate Corp.	695,036	62,900,758
American Financial Group, Inc.	205,600	20,932,136
American International Group, Inc.	872,076	52,743,156
Assurant, Inc.	286,600	27,138,154
Assured Guaranty Ltd.	57,800	2,458,812
Athene Holding Ltd.	48,453	2,592,720
Axis Capital Holdings Ltd.	302,500	18,222,600
Chubb Ltd.	365,274	51,657,049
Cincinnati Financial Corp.	67,800	5,209,752
CNO Financial Group, Inc.	105,869	2,366,172
Everest Re Group Ltd.	148,900	37,594,272
Fairfax Financial Holdings Ltd.	4,828	2,496,076
FNF Group	115,900	5,591,016
Genworth Financial, Inc. Class A (b)	504,800	1,731,464
Hartford Financial Services Group, Inc.	870,430	47,064,150
Lincoln National Corp.	630,800	42,806,088
Loews Corp.	392,561	18,285,491
Markel Corp. (b)	6,500	6,837,935
Marsh & McLennan Companies, Inc.	21,044	1,643,116
MetLife, Inc.	1,137,500	53,269,125
Old Republic International Corp.	122,800	2,344,252
Principal Financial Group, Inc.	134,400	8,402,688
Prudential Financial, Inc.	549,942	56,138,079
Reinsurance Group of America, Inc.	32,700	4,396,515
RenaissanceRe Holdings Ltd.	18,900	2,630,124
The Travelers Companies, Inc.	638,030	77,316,475
Torchmark Corp.	138,600	10,668,042
Unum Group	741,986	35,748,885
Validus Holdings Ltd.	34,300	1,720,145
W.R. Berkley Corp.	56,600	3,771,824
Willis Group Holdings PLC	40,800	6,057,576
XL Group Ltd.	122,400	5,013,504
		733,878,616
Mortgage Real Estate Investment Trusts - 0.3%
Annaly Capital Management, Inc.	2,759,800	34,497,500
Thrifts & Mortgage Finance - 0.1%
Radian Group, Inc.	888,500	15,548,750

TOTAL FINANCIALS		2,871,341,504

HEALTH CARE - 13.6%
Biotechnology - 2.9%
AbbVie, Inc.	1,513,200	113,943,960
Amgen, Inc.	736,000	130,838,720
Biogen, Inc. (b)	98,200	31,086,192
Gilead Sciences, Inc.	373,706	31,282,929
Shire PLC sponsored ADR	21,510	3,213,379
United Therapeutics Corp. (b)	55,294	7,232,455
		317,597,635
Health Care Equipment & Supplies - 0.7%
Abbott Laboratories	205,878	10,487,425
Baxter International, Inc.	379,000	23,513,160
Danaher Corp.	223,000	18,602,660
Medtronic PLC	220,000	17,736,400
		70,339,645
Health Care Providers & Services - 3.3%
Acadia Healthcare Co., Inc. (a)(b)	325,832	15,294,554
Aetna, Inc.	383,832	60,530,306
Anthem, Inc.	388,010	76,065,480
Cardinal Health, Inc.	253,900	17,128,094
Cigna Corp.	181,989	33,132,917
DaVita HealthCare Partners, Inc. (b)	148,737	8,710,039
Express Scripts Holding Co. (b)	433,411	27,226,879
HCA Holdings, Inc. (b)	590,936	46,483,026
Laboratory Corp. of America Holdings (b)	73,776	11,573,241
LifePoint Hospitals, Inc. (b)	179,600	10,407,820
McKesson Corp.	148,245	22,134,461
Quest Diagnostics, Inc.	165,300	17,910,255
UnitedHealth Group, Inc.	79,572	15,826,871
		362,423,943
Life Sciences Tools & Services - 0.0%
VWR Corp. (b)	47,571	1,570,794
Pharmaceuticals - 6.7%
Allergan PLC	19,186	4,402,803
Bristol-Myers Squibb Co.	122,400	7,402,752
Johnson & Johnson	2,400,246	317,720,563
Mallinckrodt PLC (b)	89,508	3,676,989
Merck & Co., Inc.	2,285,050	145,923,293
Novartis AG sponsored ADR	186,550	15,724,300
Pfizer, Inc.	6,794,368	230,464,963
Sanofi SA sponsored ADR	163,000	7,960,920
		733,276,583

TOTAL HEALTH CARE		1,485,208,600

INDUSTRIALS - 7.4%
Aerospace & Defense - 2.4%
General Dynamics Corp.	273,127	54,994,121
Hexcel Corp.	42,400	2,279,848
Huntington Ingalls Industries, Inc.	21,600	4,621,536
L3 Technologies, Inc.	75,905	13,775,239
Moog, Inc. Class A (b)	142,200	10,915,272
Orbital ATK, Inc.	169,800	18,946,284
Raytheon Co.	39,628	7,212,692
Spirit AeroSystems Holdings, Inc. Class A	408,339	30,421,256
Textron, Inc.	124,700	6,121,523
The Boeing Co.	190,000	45,535,400
Triumph Group, Inc. (a)	270,000	7,101,000
United Technologies Corp.	524,020	62,735,674
Vectrus, Inc. (b)	37,733	1,078,409
		265,738,254
Air Freight & Logistics - 0.6%
FedEx Corp.	208,100	44,612,478
United Parcel Service, Inc. Class B	150,900	17,256,924
		61,869,402
Airlines - 1.1%
Alaska Air Group, Inc.	57,800	4,315,348
American Airlines Group, Inc.	229,500	10,267,830
Delta Air Lines, Inc.	1,154,606	54,485,857
Southwest Airlines Co.	358,415	18,687,758
United Continental Holdings, Inc. (b)	561,574	34,795,125
		122,551,918
Building Products - 0.1%
Masco Corp.	102,036	3,751,864
Owens Corning	52,000	3,854,760
USG Corp. (a)(b)	65,800	1,974,000
		9,580,624
Commercial Services & Supplies - 0.1%
Deluxe Corp.	166,100	11,519,035
LSC Communications, Inc.	80,075	1,290,008
R.R. Donnelley & Sons Co.	213,533	1,970,910
		14,779,953
Construction & Engineering - 0.2%
Fluor Corp.	181,300	6,992,741
Jacobs Engineering Group, Inc.	56,200	3,062,338
Quanta Services, Inc. (b)	72,000	2,586,960
Tutor Perini Corp. (b)	280,800	7,342,920
		19,984,959
Electrical Equipment - 0.4%
Eaton Corp. PLC	335,625	24,084,450
Emerson Electric Co.	273,800	16,165,152
Hubbell, Inc. Class B	22,300	2,515,217
		42,764,819
Industrial Conglomerates - 0.7%
Carlisle Companies, Inc.	85,500	8,095,995
Honeywell International, Inc.	408,479	56,480,391
Koninklijke Philips Electronics NV (depositary receipt) (NY Reg.)	314,165	11,935,128
		76,511,514
Machinery - 1.0%
AGCO Corp.	210,200	14,388,190
Cummins, Inc.	82,879	13,209,255
Dover Corp.	55,551	4,715,169
Illinois Tool Works, Inc.	28,151	3,871,044
Ingersoll-Rand PLC	109,700	9,367,283
Oshkosh Corp.	247,000	18,426,200
PACCAR, Inc.	163,600	10,851,588
Pentair PLC	71,200	4,417,960
Snap-On, Inc.	27,000	3,984,390
Stanley Black & Decker, Inc.	65,800	9,475,200
Timken Co.	169,200	7,588,620
Trinity Industries, Inc.	504,800	14,558,432
		114,853,331
Professional Services - 0.1%
Manpower, Inc.	31,600	3,523,716
Robert Half International, Inc.	59,300	2,686,290
		6,210,006
Road & Rail - 0.5%
AMERCO	9,200	3,433,532
Norfolk Southern Corp.	87,000	10,485,240
Ryder System, Inc.	184,000	14,278,400
Union Pacific Corp.	241,000	25,377,300
		53,574,472
Trading Companies & Distributors - 0.2%
Aircastle Ltd.	570,900	12,799,578
United Rentals, Inc. (b)	39,300	4,639,758
		17,439,336

TOTAL INDUSTRIALS		805,858,588

INFORMATION TECHNOLOGY - 13.1%
Communications Equipment - 1.8%
Arris International PLC (b)	13,900	387,254
Cisco Systems, Inc.	5,531,072	178,155,829
CommScope Holding Co., Inc. (b)	104,445	3,452,952
Harris Corp.	12,510	1,537,479
Juniper Networks, Inc.	177,900	4,933,167
Motorola Solutions, Inc.	76,200	6,714,744
		195,181,425
Electronic Equipment & Components - 1.7%
Arrow Electronics, Inc. (b)	341,718	27,142,661
Avnet, Inc.	52,650	2,030,711
CDW Corp.	73,900	4,686,738
Corning, Inc.	1,386,500	39,875,740
Dell Technologies, Inc.	191,031	14,313,953
Flextronics International Ltd. (b)	1,338,953	21,784,765
Jabil, Inc.	78,900	2,473,515
SYNNEX Corp.	11,900	1,423,359
TE Connectivity Ltd.	531,860	42,336,056
Tech Data Corp. (b)	166,200	18,330,198
Vishay Intertechnology, Inc. (a)	590,800	10,457,160
		184,854,856
Internet Software & Services - 0.1%
Alphabet, Inc. Class A (b)	9,887	9,444,458
eBay, Inc. (b)	182,399	6,590,076
		16,034,534
IT Services - 1.3%
CSG Systems International, Inc.	185,800	7,192,318
CSRA, Inc.	49,300	1,553,443
DXC Technology Co.	232,291	19,744,735
IBM Corp.	605,700	86,633,271
PayPal Holdings, Inc. (b)	331,769	20,463,512
The Western Union Co.	217,100	4,107,532
		139,694,811
Semiconductors & Semiconductor Equipment - 2.8%
Applied Materials, Inc.	986,700	44,519,904
Cirrus Logic, Inc. (b)	198,579	11,513,610
Intel Corp.	4,212,200	147,721,854
KLA-Tencor Corp.	135,873	12,729,941
Lam Research Corp.	209,300	34,739,614
Marvell Technology Group Ltd.	232,900	4,171,239
Microchip Technology, Inc.	255,000	22,134,000
Qorvo, Inc. (b)	59,300	4,341,946
Qualcomm, Inc.	48,885	2,555,219
Skyworks Solutions, Inc.	83,500	8,797,560
Texas Instruments, Inc.	156,456	12,957,686
		306,182,573
Software - 1.9%
Adobe Systems, Inc. (b)	176,000	27,308,160
ANSYS, Inc. (b)	133,061	17,140,918
CA Technologies, Inc.	178,300	5,915,994
Microsoft Corp.	522,250	39,048,633
Oracle Corp.	2,250,959	113,290,766
		202,704,471
Technology Hardware, Storage & Peripherals - 3.5%
Apple, Inc.	1,395,011	228,781,804
Hewlett Packard Enterprise Co.	1,690,905	30,537,744
HP, Inc.	2,516,294	48,010,890
NCR Corp. (b)	468,500	17,114,305
NetApp, Inc.	233,500	9,027,110
Seagate Technology LLC (a)	502,900	15,856,437
Western Digital Corp.	177,300	15,650,271
Xerox Corp.	483,225	15,593,671
		380,572,232

TOTAL INFORMATION TECHNOLOGY		1,425,224,902

MATERIALS - 3.8%
Chemicals - 2.2%
AdvanSix, Inc.	41,881	1,337,260
Ashland Global Holdings, Inc.	25,800	1,600,890
Cabot Corp.	272,700	14,365,836
Celanese Corp. Class A	327,281	31,752,803
CF Industries Holdings, Inc.	108,200	3,136,718
Eastman Chemical Co.	411,671	35,486,040
FMC Corp.	41,306	3,561,403
Huntsman Corp.	747,600	19,863,732
LyondellBasell Industries NV Class A	603,800	54,698,242
Methanex Corp.	102,644	5,245,016
PPG Industries, Inc.	248,700	25,944,384
RPM International, Inc.	56,600	2,771,702
Stepan Co.	141,405	10,939,091
The Dow Chemical Co.	398,567	26,564,491
Westlake Chemical Corp.	60,100	4,622,291
		241,889,899
Construction Materials - 0.3%
CEMEX S.A.B. de CV sponsored ADR	416,161	3,874,459
Martin Marietta Materials, Inc.	116,953	24,792,866
		28,667,325
Containers & Packaging - 0.8%
Avery Dennison Corp.	40,400	3,808,104
Ball Corp.	181,076	7,241,229
Crown Holdings, Inc. (b)	63,900	3,772,017
Graphic Packaging Holding Co.	366,952	4,788,724
International Paper Co.	589,400	31,750,978
Packaging Corp. of America	218,200	24,527,862
Sonoco Products Co.	46,200	2,229,612
WestRock Co.	229,557	13,064,089
		91,182,615
Metals & Mining - 0.3%
Barrick Gold Corp.	287,072	5,170,170
Newmont Mining Corp.	54,360	2,084,162
Nucor Corp.	198,197	10,922,637
Reliance Steel & Aluminum Co.	30,000	2,172,600
Steel Dynamics, Inc.	309,250	10,653,663
		31,003,232
Paper & Forest Products - 0.2%
Domtar Corp.	211,100	8,536,884
Kapstone Paper & Packaging Corp.	103,878	2,323,751
Schweitzer-Mauduit International, Inc.	199,000	7,548,070
		18,408,705

TOTAL MATERIALS		411,151,776

REAL ESTATE - 1.0%
Equity Real Estate Investment Trusts (REITs) - 1.0%
American Homes 4 Rent Class A	195,359	4,329,155
Brixmor Property Group, Inc.	229,943	4,304,533
EastGroup Properties, Inc.	38,305	3,403,782
Hospitality Properties Trust (SBI)	690,200	18,883,872
Kimco Realty Corp.	193,005	3,786,758
Lexington Corporate Properties Trust	1,090,900	10,756,274
Mack-Cali Realty Corp.	410,100	9,387,189
Medical Properties Trust, Inc.	493,400	6,493,144
Mid-America Apartment Communities, Inc.	35,268	3,754,631
Outfront Media, Inc.	151,696	3,337,312
Piedmont Office Realty Trust, Inc. Class A	655,900	13,281,975
Public Storage	19,139	3,930,002
Rayonier, Inc.	184,764	5,360,004
VEREIT, Inc.	1,689,600	14,260,224
Weyerhaeuser Co.	79,795	2,602,115
		107,870,970
Real Estate Management & Development - 0.0%
CBRE Group, Inc. (b)	107,526	3,879,538
Jones Lang LaSalle, Inc.	21,200	2,584,492
		6,464,030

TOTAL REAL ESTATE		114,335,000

TELECOMMUNICATION SERVICES - 1.4%
Diversified Telecommunication Services - 1.4%
AT&T, Inc.	2,004,400	75,084,824
Verizon Communications, Inc.	1,545,025	74,114,849
		149,199,673
UTILITIES - 3.1%
Electric Utilities - 2.1%
American Electric Power Co., Inc.	324,683	23,906,409
Duke Energy Corp.	313,318	27,352,661
Edison International	213,131	17,088,844
Entergy Corp.	498,100	39,434,577
Eversource Energy	208,797	13,154,211
Exelon Corp.	1,267,860	48,013,858
FirstEnergy Corp.	924,700	30,126,726
NextEra Energy, Inc.	50,374	7,581,791
OGE Energy Corp.	92,800	3,314,816
Pinnacle West Capital Corp.	52,000	4,678,440
Xcel Energy, Inc.	361,573	17,897,864
		232,550,197
Gas Utilities - 0.2%
National Fuel Gas Co. (a)	291,900	16,924,362
Independent Power and Renewable Electricity Producers - 0.1%
The AES Corp.	1,305,578	14,413,581
Multi-Utilities - 0.7%
Ameren Corp.	113,200	6,790,868
DTE Energy Co.	83,500	9,378,720
Public Service Enterprise Group, Inc.	1,271,500	59,557,060
Sempra Energy	16,163	1,906,103
		77,632,751

TOTAL UTILITIES		341,520,891

TOTAL COMMON STOCKS
(Cost $6,794,141,327)		9,545,033,752

Equity Funds - 10.4%
Large Blend Funds - 1.5%
Fidelity SAI U.S. Minimum Volatility Index Fund (c)	13,379,941	164,573,275
Large Value Funds - 5.0%
Invesco Diversified Dividend Fund - Class A	27,452,114	542,453,774
Mid-Cap Value Funds - 2.4%
Fidelity Low-Priced Stock Fund (c)	4,902,813	267,105,236
Sector Funds - 1.5%
Fidelity Energy Portfolio (c)	4,436,677	165,266,217
TOTAL EQUITY FUNDS
(Cost $776,106,708)		1,139,398,502

U.S. Treasury Obligations - 0.0%
U.S. Treasury Bills, yield at date of purchase 0.98% to 1.09% 10/26/17 to 11/16/17 (d)
(Cost $4,305,181)	4,313,000	4,305,704

Money Market Funds - 3.0%
Fidelity Securities Lending Cash Central Fund 1.11% (e)(f)	125,191,372	125,203,891
State Street Institutional U.S. Government Money Market Fund Premier Class 0.72% (g)	203,046,657	203,046,657
TOTAL MONEY MARKET FUNDS
(Cost $328,250,707)		328,250,548
TOTAL INVESTMENT IN SECURITIES - 100.9%
(Cost $7,902,803,923)		11,016,988,506
NET OTHER ASSETS (LIABILITIES) - (0.9)%		(102,904,368)
NET ASSETS - 100%		$10,914,084,138

Futures Contracts
	Number of contracts	Expiration Date	Notional amount	Value	Unrealized Appreciation/(Depreciation)
Purchased
Equity Index Contracts
CME E-mini Russell 1000 Value Index Contracts (United States)	52	Sept. 2017	$2,955,680	$(9,616)	$(9,616)
ICE Russell 1000 Value Index Contracts (United States)	1,498	Sept. 2017	85,078,910	499,179	499,179
TOTAL FUTURES CONTRACTS					$489,563

The notional amount of futures purchased as a percentage of Net Assets is 0.8%

Legend

 (a) Security or a portion of the security is on loan at period end.

 (b) Non-income producing

 (c) Affiliated Fund

 (d) Security or a portion of the security was pledged to cover margin requirements for futures contracts. At period end, the value of securities pledged amounted to $3,897,405.

 (e) Affiliated fund that is generally available only to investment companies and other accounts managed by Fidelity Investments. The rate quoted is the annualized seven-day yield of the fund at period end. A complete unaudited listing of the fund's holdings as of its most recent quarter end is available upon request. In addition, each Fidelity Central Fund's financial statements are available on the SEC's website or upon request.

 (f) Investment made with cash collateral received from securities on loan.

 (g) The rate quoted is the annualized seven-day yield of the fund at period end.

Affiliated Central Funds

Information regarding fiscal year to date income earned by the Fund from investments in Fidelity Central Funds is as follows:

Fund	Income earned
Fidelity Securities Lending Cash Central Fund	$129,009
Total	$129,009

Affiliated Underlying Funds

Information regarding the Fund's fiscal year to date purchases and sales of the affiliated Underlying Funds and income earned by the Fund from investments in affiliated Underlying Funds is as follows:

Affiliate	Value, beginning of period	Purchases	Sales Proceeds	Dividend Income	Realized Gain (loss)	Change in Unrealized appreciation (depreciation)	Value, end of period
Fidelity Energy Portfolio	$175,381,841	$--	$--	$--	$--	$(10,115,624)	$165,266,217
Fidelity Low-Priced Stock Fund	259,751,017	--	--	--	--	7,354,219	267,105,236
Fidelity SAI U.S. Minimum Volatility Index Fund	160,693,092	--	--	--	--	3,880,183	164,573,275
Total	$595,825,950	$--	$--	$--	$--	$1,118,778	$596,944,728

Investment Valuation

The following is a summary of the inputs used, as of August 31, 2017, involving the Fund's assets and liabilities carried at fair value. The inputs or methodology used for valuing securities may not be an indication of the risk associated with investing in those securities. Additional information on valuation inputs, and their aggregation into the levels used below, is provided later in this section.

	Valuation Inputs at Reporting Date:
Description	Total	Level 1	Level 2	Level 3
Investments in Securities:
Equities:
Consumer Discretionary	$863,129,254	$863,129,254	$--	$--
Consumer Staples	516,197,852	516,197,852	--	--
Energy	561,865,712	561,865,712	--	--
Financials	2,871,341,504	2,871,341,504	--	--
Health Care	1,485,208,600	1,485,208,600	--	--
Industrials	805,858,588	805,858,588	--	--
Information Technology	1,425,224,902	1,425,224,902	--	--
Materials	411,151,776	411,151,776	--	--
Real Estate	114,335,000	114,335,000	--	--
Telecommunication Services	149,199,673	149,199,673	--	--
Utilities	341,520,891	341,520,891	--	--
Equity Funds	1,139,398,502	1,139,398,502	--	--
Other Short-Term Investments	4,305,704	--	4,305,704	--
Money Market Funds	328,250,548	328,250,548	--	--
Total Investments in Securities:	$11,016,988,506	$11,012,682,802	$4,305,704	$--
Derivative Instruments:
Assets
Futures Contracts	$499,179	$499,179	$--	$--
Total Assets	$499,179	$499,179	$--	$--
Liabilities
Futures Contracts	$(9,616)	$(9,616)	$--	$--
Total Liabilities	$(9,616)	$(9,616)	$--	$--
Total Derivative Instruments:	$489,563	$489,563	$--	$--

Investments are valued as of 4:00 p.m. Eastern time on the last calendar day of the period. Security transactions are accounted for as of trade date. The Board of Trustees (the Board) has delegated the day to day responsibility for the valuation of the Fund's investments to the Fair Value Committee (the Committee) established by the Fund's investment adviser. In accordance with valuation policies and procedures approved by the Board, the Fund attempts to obtain prices from one or more third party pricing vendors or brokers to value its investments. When current market prices, quotations or currency exchange rates are not readily available or reliable, investments will be fair valued in good faith by the Committee, in accordance with procedures adopted by the Board. Factors used in determining fair value vary by investment type and may include market or investment specific events, changes in interest rates and credit quality. The frequency with which these procedures are used cannot be predicted and they may be utilized to a significant extent. The Committee oversees the Fund’s valuation policies and procedures and reports to the Board on the Committee's activities and fair value determinations. The Board monitors the appropriateness of the procedures used in valuing the Fund's investments and ratifies the fair value determinations of the Committee. The Fund categorizes the inputs to valuation techniques used to value its investments into a disclosure hierarchy consisting of three levels: Level 1 - quoted prices in active markets for identical investments: Level 2 - other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds etc.): Level 3 - unobservable inputs (including the Fund's own assumptions based on the best information available). Changes in valuation techniques may result in transfers in or out of an assigned level within the disclosure hierarchy. Valuation techniques used to value the Fund's investments by major category are as follows:

Equity securities, including restricted securities, for which market quotations are readily available, are valued at the last reported sale price or official closing price as reported by a third party pricing vendor on the primary market or exchange on which they are traded and are categorized as Level 1 in the hierarchy. In the event there were no sales during the day or closing prices are not available, securities are valued at the last quoted bid price or may be valued using the last available price and are generally categorized as Level 2 in the hierarchy. For foreign equity securities, when market or security specific events arise, comparisons to the valuation of American Depositary Receipts (ADRs), futures contracts, Exchange-Traded Funds (ETFs) and certain indexes as well as quoted prices for similar securities may be used and would be categorized as Level 2 in the hierarchy. Utilizing these techniques may result in transfers between Level 1 and Level 2. For equity securities, including restricted securities, where observable inputs are limited, assumptions about market activity and risk are used and these securities may be categorized as Level 3 in the hierarchy.

Debt securities, including restricted securities, are valued based on evaluated prices received from third party pricing vendors or from brokers who make markets in such securities. U.S. government and government agency obligations are valued by pricing vendors who utilize matrix pricing which considers yield or price of bonds of comparable quality, coupon, maturity and type or by broker supplied prices.

When independent prices are unavailable or unreliable, debt securities may be valued utilizing pricing methodologies which consider similar factors that would be used by third party pricing vendors. Debt securities are generally categorized as Level 2 in the hierarchy but may be Level 3 depending on the circumstances.

Futures contracts are valued at the settlement price established each day by the board of trade or exchange on which they are traded and are categorized as Level 1 in the hierarchy.

Investments in open-end mutual funds, including the Fidelity Central Funds, are valued at their closing net asset value each business day and are categorized as Level 1 in the hierarchy.

If an unaffiliated Underlying Fund's net asset value is unavailable, shares of that fund may be valued by another method that the Board believes reflects fair value in accordance with the Board's fair value pricing policies and is categorized as Level 2 in the hierarchy.

For additional information on the Fund's significant accounting policies, please refer to the Fund's most recent semiannual or annual shareholder report.

The fund's schedule of investments as of the date on the cover of this report has not been audited. This report is provided for the general information of the fund's shareholders. For more information regarding the fund and its holdings, please see the fund's most recent prospectus and annual report.

Third party trademarks and service marks are the property of their respective owners. All other trademarks and service marks are the property of FMR LLC or an affiliate.

Quarterly Holdings Report
for

Strategic Advisers® Value Multi-Manager Fund

August 31, 2017

MMV-QTLY-1017
1.931580.105

Investments August 31, 2017 (Unaudited)

Showing Percentage of Net Assets

Common Stocks - 90.2%
	Shares	Value
CONSUMER DISCRETIONARY - 7.9%
Auto Components - 1.0%
BorgWarner, Inc.	1,530	$71,007
Delphi Automotive PLC	290	27,956
Gentex Corp.	310	5,664
Lear Corp.	480	71,779
The Goodyear Tire & Rubber Co.	1,980	59,994
		236,400
Automobiles - 1.0%
Ford Motor Co.	4,100	45,223
General Motors Co.	3,830	139,948
Harley-Davidson, Inc.	900	42,309
Thor Industries, Inc.	60	6,518
		233,998
Diversified Consumer Services - 0.0%
H&R Block, Inc.	220	5,883
Hotels, Restaurants & Leisure - 0.7%
Brinker International, Inc.	400	12,488
Carnival Corp.	580	40,298
Hyatt Hotels Corp. Class A (a)	50	2,976
Norwegian Cruise Line Holdings Ltd. (a)	240	14,270
Royal Caribbean Cruises Ltd.	230	28,626
Wyndham Worldwide Corp.	620	61,802
		160,460
Household Durables - 1.1%
Garmin Ltd.	210	10,815
Leggett & Platt, Inc.	130	5,976
Lennar Corp. Class A	1,945	100,673
Mohawk Industries, Inc. (a)	80	20,250
NVR, Inc. (a)	4	10,883
PulteGroup, Inc.	350	9,037
Toll Brothers, Inc.	170	6,623
Whirlpool Corp.	570	97,823
		262,080
Leisure Products - 0.0%
Brunswick Corp.	90	4,723
Media - 1.9%
CBS Corp. Class B	400	25,624
Cinemark Holdings, Inc.	30	999
Discovery Communications, Inc. Class A (a)	60	1,333
Gannett Co., Inc.	600	5,094
Interpublic Group of Companies, Inc.	110	2,215
News Corp. Class A	410	5,482
Omnicom Group, Inc.	250	18,095
Scripps Networks Interactive, Inc. Class A	90	7,709
Tegna, Inc.	1,200	15,144
The Madison Square Garden Co. (a)	20	4,250
The Walt Disney Co.	1,690	171,028
Time Warner, Inc.	1,290	130,419
Twenty-First Century Fox, Inc. Class A	1,140	31,453
Viacom, Inc. Class B (non-vtg.)	900	25,740
		444,585
Multiline Retail - 0.8%
Dillard's, Inc. Class A	300	18,240
Dollar General Corp.	200	14,512
Kohl's Corp.	1,500	59,670
Macy's, Inc.	500	10,385
Target Corp.	1,500	81,795
		184,602
Specialty Retail - 1.3%
Best Buy Co., Inc.	1,310	71,081
CarMax, Inc. (a)	200	13,430
Cars.com, Inc.	400	10,344
Home Depot, Inc.	870	130,387
Lowe's Companies, Inc.	610	45,073
Penske Automotive Group, Inc.	800	33,888
Williams-Sonoma, Inc.	90	4,140
		308,343
Textiles, Apparel & Luxury Goods - 0.1%
Hanesbrands, Inc.	130	3,154
PVH Corp.	80	10,071
VF Corp.	70	4,401
		17,626

TOTAL CONSUMER DISCRETIONARY		1,858,700

CONSUMER STAPLES - 5.9%
Beverages - 0.3%
The Coca-Cola Co.	1,640	74,702
Food & Staples Retailing - 3.3%
CVS Health Corp.	1,740	134,572
Kroger Co.	5,220	114,161
Wal-Mart Stores, Inc.	4,180	326,333
Walgreens Boots Alliance, Inc.	2,375	193,563
		768,629
Food Products - 1.8%
Archer Daniels Midland Co.	3,055	126,233
Bunge Ltd.	750	55,973
Ingredion, Inc.	220	27,240
Mondelez International, Inc.	1,815	73,798
Pilgrim's Pride Corp. (a)	2,260	66,557
The J.M. Smucker Co.	150	15,714
Tyson Foods, Inc. Class A	1,100	69,630
		435,145
Personal Products - 0.5%
Herbalife Ltd. (a)	100	6,901
Unilever NV (NY Reg.)	1,790	106,505
		113,406

TOTAL CONSUMER STAPLES		1,391,882

ENERGY - 5.1%
Energy Equipment & Services - 0.2%
Halliburton Co.	1,495	58,260
Parker Drilling Co. (a)	2,100	2,310
		60,570
Oil, Gas & Consumable Fuels - 4.9%
Chevron Corp.	3,250	349,765
ConocoPhillips Co.	1,330	58,068
EQT Corp.	1,065	66,392
Exxon Mobil Corp.	2,200	167,926
HollyFrontier Corp.	180	5,636
Marathon Petroleum Corp.	1,360	71,332
Murphy Oil Corp.	1,200	27,192
PBF Energy, Inc. Class A	1,500	35,520
Phillips 66 Co.	1,940	162,591
Pioneer Natural Resources Co.	395	51,212
Valero Energy Corp.	2,280	155,268
		1,150,902

TOTAL ENERGY		1,211,472

FINANCIALS - 26.0%
Banks - 13.5%
Banco Bilbao Vizcaya Argentaria SA sponsored ADR	12,528	110,748
Bank of America Corp.	23,690	565,954
BB&T Corp.	1,590	73,283
BOK Financial Corp.	695	55,934
CIT Group, Inc.	90	4,037
Citigroup, Inc.	6,280	427,228
Citizens Financial Group, Inc.	1,950	64,604
Comerica, Inc.	170	11,603
Commerce Bancshares, Inc.	91	5,004
Cullen/Frost Bankers, Inc.	660	55,572
East West Bancorp, Inc.	177	9,800
Fifth Third Bancorp	2,410	62,973
First Republic Bank	748	72,593
Investors Bancorp, Inc.	320	4,189
JPMorgan Chase & Co.	7,520	683,486
KeyCorp	1,900	32,699
M&T Bank Corp.	605	89,455
Mitsubishi UFJ Financial Group, Inc. sponsored ADR	9,640	58,611
PacWest Bancorp	130	5,870
PNC Financial Services Group, Inc.	1,220	153,000
Prosperity Bancshares, Inc.	80	4,780
Regions Financial Corp.	8,000	112,880
SunTrust Banks, Inc.	1,930	106,343
Synovus Financial Corp.	130	5,476
U.S. Bancorp	1,830	93,788
Wells Fargo & Co.	5,990	305,909
Western Alliance Bancorp. (a)	80	3,858
Zions Bancorporation	220	9,605
		3,189,282
Capital Markets - 4.0%
Ameriprise Financial, Inc.	1,695	234,774
Bank of New York Mellon Corp.	1,130	59,076
BlackRock, Inc. Class A	170	71,232
Brighthouse Financial, Inc.	118	6,734
E*TRADE Financial Corp. (a)	300	12,303
Eaton Vance Corp. (non-vtg.)	120	5,710
Franklin Resources, Inc.	610	26,370
Goldman Sachs Group, Inc.	730	163,330
Invesco Ltd.	440	14,423
Lazard Ltd. Class A	90	3,860
Legg Mason, Inc.	1,300	49,647
Morgan Stanley	3,300	150,150
Northern Trust Corp.	220	19,470
Raymond James Financial, Inc.	140	10,965
State Street Corp.	800	73,992
T. Rowe Price Group, Inc.	260	21,934
The NASDAQ OMX Group, Inc.	150	11,307
		935,277
Consumer Finance - 1.6%
Ally Financial, Inc.	510	11,526
American Express Co.	970	83,517
Capital One Financial Corp.	1,545	122,997
Credit Acceptance Corp. (a)	10	2,723
Discover Financial Services	1,940	114,363
Navient Corp.	1,260	16,632
Santander Consumer U.S.A. Holdings, Inc. (a)	380	5,426
Synchrony Financial	873	26,880
		384,064
Diversified Financial Services - 0.1%
Donnelley Financial Solutions, Inc.	187	4,004
Leucadia National Corp.	390	9,235
Voya Financial, Inc.	200	7,646
		20,885
Insurance - 6.4%
AFLAC, Inc.	1,340	110,617
Alleghany Corp. (a)	20	11,255
Allstate Corp.	1,210	109,505
American Financial Group, Inc.	600	61,086
American International Group, Inc.	1,330	80,438
Assurant, Inc.	470	44,504
Assured Guaranty Ltd.	140	5,956
Axis Capital Holdings Ltd.	690	41,566
Chubb Ltd.	975	137,885
Cincinnati Financial Corp.	160	12,294
Everest Re Group Ltd.	350	88,368
FNF Group	260	12,542
Hartford Financial Services Group, Inc.	1,800	97,326
Lincoln National Corp.	1,330	90,254
Loews Corp.	370	17,235
Markel Corp. (a)	10	10,520
MetLife, Inc.	2,470	115,670
Old Republic International Corp.	290	5,536
Principal Financial Group, Inc.	310	19,381
Prudential Financial, Inc.	1,160	118,413
Reinsurance Group of America, Inc.	80	10,756
RenaissanceRe Holdings Ltd.	50	6,958
The Travelers Companies, Inc.	1,190	144,204
Torchmark Corp.	320	24,630
Unum Group	1,740	83,833
Validus Holdings Ltd.	80	4,012
W.R. Berkley Corp.	130	8,663
Willis Group Holdings PLC	90	13,362
XL Group Ltd.	290	11,878
		1,498,647
Mortgage Real Estate Investment Trusts - 0.3%
Annaly Capital Management, Inc.	5,300	66,250
Thrifts & Mortgage Finance - 0.1%
Radian Group, Inc.	2,200	38,500

TOTAL FINANCIALS		6,132,905

HEALTH CARE - 14.9%
Biotechnology - 3.5%
AbbVie, Inc.	4,345	327,179
Amgen, Inc.	1,935	343,985
Biogen, Inc. (a)	230	72,809
Gilead Sciences, Inc.	700	58,597
United Therapeutics Corp. (a)	150	19,620
		822,190
Health Care Equipment & Supplies - 1.5%
Baxter International, Inc.	2,255	139,900
Danaher Corp.	1,289	107,528
Medtronic PLC	1,280	103,194
		350,622
Health Care Providers & Services - 3.6%
Acadia Healthcare Co., Inc. (a)	1,883	88,388
Aetna, Inc.	860	135,622
Anthem, Inc.	770	150,951
Cardinal Health, Inc.	460	31,032
Cigna Corp.	580	105,595
DaVita HealthCare Partners, Inc. (a)	210	12,298
Express Scripts Holding Co. (a)	1,100	69,102
HCA Holdings, Inc. (a)	1,200	94,392
Laboratory Corp. of America Holdings (a)	110	17,256
LifePoint Hospitals, Inc. (a)	800	46,360
McKesson Corp.	350	52,259
Quest Diagnostics, Inc.	350	37,923
		841,178
Pharmaceuticals - 6.3%
Bristol-Myers Squibb Co.	280	16,934
Johnson & Johnson	4,510	596,989
Mallinckrodt PLC (a)	1,200	49,296
Merck & Co., Inc.	4,560	291,202
Novartis AG sponsored ADR	1,040	87,662
Pfizer, Inc.	13,480	457,242
		1,499,325

TOTAL HEALTH CARE		3,513,315

INDUSTRIALS - 7.5%
Aerospace & Defense - 2.4%
General Dynamics Corp.	885	178,195
Hexcel Corp.	100	5,377
Huntington Ingalls Industries, Inc.	50	10,698
L3 Technologies, Inc.	80	14,518
Orbital ATK, Inc.	500	55,790
Raytheon Co.	100	18,201
Spirit AeroSystems Holdings, Inc. Class A	530	39,485
Textron, Inc.	290	14,236
The Boeing Co.	400	95,864
Triumph Group, Inc.	700	18,410
United Technologies Corp.	860	102,959
		553,733
Air Freight & Logistics - 0.7%
FedEx Corp.	550	117,909
United Parcel Service, Inc. Class B	360	41,170
		159,079
Airlines - 1.1%
Alaska Air Group, Inc.	140	10,452
American Airlines Group, Inc.	530	23,712
Delta Air Lines, Inc.	2,390	112,784
Southwest Airlines Co.	660	34,412
United Continental Holdings, Inc. (a)	1,410	87,364
		268,724
Building Products - 0.1%
Owens Corning	130	9,637
USG Corp. (a)	150	4,500
		14,137
Commercial Services & Supplies - 0.2%
Deluxe Corp.	700	48,545
LSC Communications, Inc.	187	3,013
R.R. Donnelley & Sons Co.	500	4,615
		56,173
Construction & Engineering - 0.1%
Fluor Corp.	400	15,428
Jacobs Engineering Group, Inc.	130	7,084
Quanta Services, Inc. (a)	170	6,108
		28,620
Electrical Equipment - 0.3%
Eaton Corp. PLC	480	34,445
Emerson Electric Co.	630	37,195
Hubbell, Inc. Class B	60	6,767
		78,407
Industrial Conglomerates - 0.5%
Carlisle Companies, Inc.	70	6,628
Honeywell International, Inc.	830	114,764
		121,392
Machinery - 1.3%
AGCO Corp.	580	39,701
Cummins, Inc.	180	28,688
Ingersoll-Rand PLC	250	21,348
Oshkosh Corp.	1,400	104,440
PACCAR, Inc.	380	25,205
Pentair PLC	160	9,928
Snap-On, Inc.	60	8,854
Stanley Black & Decker, Inc.	150	21,600
Timken Co.	200	8,970
Trinity Industries, Inc.	1,200	34,608
		303,342
Professional Services - 0.1%
Manpower, Inc.	70	7,806
Robert Half International, Inc.	140	6,342
		14,148
Road & Rail - 0.5%
AMERCO	20	7,464
Norfolk Southern Corp.	210	25,309
Ryder System, Inc.	400	31,040
Union Pacific Corp.	570	60,021
		123,834
Trading Companies & Distributors - 0.2%
Aircastle Ltd.	1,400	31,388
United Rentals, Inc. (a)	90	10,625
		42,013

TOTAL INDUSTRIALS		1,763,602

INFORMATION TECHNOLOGY - 13.9%
Communications Equipment - 1.7%
Arris International PLC (a)	30	836
Brocade Communications Systems, Inc.	1,500	18,570
Cisco Systems, Inc.	10,990	353,988
Harris Corp.	20	2,458
Juniper Networks, Inc.	410	11,369
Motorola Solutions, Inc.	170	14,980
		402,201
Electronic Equipment & Components - 1.6%
Arrow Electronics, Inc. (a)	690	54,807
Avnet, Inc.	110	4,243
CDW Corp.	170	10,781
Corning, Inc.	3,210	92,320
Dell Technologies, Inc.	278	20,831
Flextronics International Ltd. (a)	2,800	45,556
Jabil, Inc.	180	5,643
SYNNEX Corp.	20	2,392
TE Connectivity Ltd.	800	63,680
Tech Data Corp. (a)	400	44,116
Vishay Intertechnology, Inc.	1,300	23,010
		367,379
IT Services - 1.5%
CSRA, Inc.	120	3,781
DXC Technology Co.	163	13,855
IBM Corp.	1,590	227,418
PayPal Holdings, Inc. (a)	1,470	90,670
The Western Union Co.	510	9,649
		345,373
Semiconductors & Semiconductor Equipment - 3.1%
Applied Materials, Inc.	1,880	84,826
Cirrus Logic, Inc. (a)	600	34,788
Intel Corp.	10,180	357,013
KLA-Tencor Corp.	150	14,054
Lam Research Corp.	400	66,392
Marvell Technology Group Ltd.	540	9,671
Microchip Technology, Inc.	1,505	130,634
Qorvo, Inc. (a)	140	10,251
Skyworks Solutions, Inc.	200	21,072
		728,701
Software - 2.6%
Adobe Systems, Inc. (a)	1,030	159,815
ANSYS, Inc. (a)	750	96,615
CA Technologies, Inc.	410	13,604
Microsoft Corp.	1,710	127,857
Oracle Corp.	4,440	223,465
		621,356
Technology Hardware, Storage & Peripherals - 3.4%
Apple, Inc.	3,040	498,560
Hewlett Packard Enterprise Co.	1,900	34,314
HP, Inc.	4,930	94,064
NCR Corp. (a)	1,530	55,891
NetApp, Inc.	90	3,479
Seagate Technology LLC	900	28,377
Western Digital Corp.	500	44,135
Xerox Corp.	1,227	39,595
		798,415

TOTAL INFORMATION TECHNOLOGY		3,263,425

MATERIALS - 3.8%
Chemicals - 2.4%
Ashland Global Holdings, Inc.	60	3,723
Celanese Corp. Class A	450	43,659
CF Industries Holdings, Inc.	250	7,248
Eastman Chemical Co.	1,060	91,372
Huntsman Corp.	1,750	46,498
LyondellBasell Industries NV Class A	1,510	136,791
PPG Industries, Inc.	1,174	122,472
RPM International, Inc.	130	6,366
The Dow Chemical Co.	1,475	98,309
Westlake Chemical Corp.	140	10,767
		567,205
Construction Materials - 0.5%
Martin Marietta Materials, Inc.	520	110,235
Containers & Packaging - 0.6%
Avery Dennison Corp.	90	8,483
Crown Holdings, Inc. (a)	150	8,855
Graphic Packaging Holding Co.	300	3,915
International Paper Co.	1,250	67,338
Packaging Corp. of America	500	56,205
Sonoco Products Co.	100	4,826
WestRock Co.	111	6,317
		155,939
Metals & Mining - 0.2%
Newmont Mining Corp.	140	5,368
Nucor Corp.	350	19,289
Reliance Steel & Aluminum Co.	70	5,069
Steel Dynamics, Inc.	260	8,957
		38,683
Paper & Forest Products - 0.1%
Domtar Corp.	500	20,220

TOTAL MATERIALS		892,282

REAL ESTATE - 0.5%
Equity Real Estate Investment Trusts (REITs) - 0.5%
Hospitality Properties Trust (SBI)	1,100	30,096
Mack-Cali Realty Corp.	1,000	22,890
Medical Properties Trust, Inc.	1,100	14,476
VEREIT, Inc.	5,100	43,044
		110,506
Real Estate Management & Development - 0.0%
Jones Lang LaSalle, Inc.	50	6,096

TOTAL REAL ESTATE		116,602

TELECOMMUNICATION SERVICES - 1.3%
Diversified Telecommunication Services - 1.3%
AT&T, Inc.	3,900	146,094
Verizon Communications, Inc.	3,280	157,342
		303,436
UTILITIES - 3.4%
Electric Utilities - 2.0%
American Electric Power Co., Inc.	530	39,024
Duke Energy Corp.	630	54,999
Edison International	360	28,865
Entergy Corp.	1,300	102,921
Eversource Energy	350	22,050
Exelon Corp.	3,000	113,610
FirstEnergy Corp.	2,000	65,160
OGE Energy Corp.	220	7,858
Pinnacle West Capital Corp.	120	10,796
Xcel Energy, Inc.	510	25,245
		470,528
Gas Utilities - 0.4%
National Fuel Gas Co.	1,552	89,985
Independent Power and Renewable Electricity Producers - 0.2%
The AES Corp.	5,020	55,421
Multi-Utilities - 0.8%
Ameren Corp.	260	15,597
DTE Energy Co.	200	22,464
Public Service Enterprise Group, Inc.	2,950	138,178
		176,239

TOTAL UTILITIES		792,173

TOTAL COMMON STOCKS
(Cost $15,758,053)		21,239,794

U.S. Treasury Obligations - 0.8%
U.S. Treasury Bills, yield at date of purchase 1.03% to 1.16% 10/12/17 to 10/26/17 (b)
(Cost $179,702)	180,000	179,729

Money Market Funds - 13.7%
Invesco Government & Agency Portfolio Institutional Class 0.71% (c)	10	10
State Street Institutional U.S. Government Money Market Fund Premier Class 0.72% (c)	3,221,410	3,221,410
TOTAL MONEY MARKET FUNDS
(Cost $3,221,420)		3,221,420
TOTAL INVESTMENT IN SECURITIES - 104.7%
(Cost $19,159,175)		24,640,943
NET OTHER ASSETS (LIABILITIES) - (4.7)%		(1,099,252)
NET ASSETS - 100%		$23,541,691

Futures Contracts
	Number of contracts	Expiration Date	Notional amount	Value	Unrealized Appreciation/(Depreciation)
Purchased
Equity Index Contracts
CME E-mini Russell 1000 Value Index Contracts (United States)	7	Sept. 2017	$397,880	$3,450	$3,450
ICE Russell 1000 Value Index Contracts (United States)	23	Sept. 2017	1,306,285	1,004	1,004
TOTAL FUTURES CONTRACTS					$4,454

The notional amount of futures purchased as a percentage of Net Assets is 7.2%

Legend

 (a) Non-income producing

 (b) Security or a portion of the security was pledged to cover margin requirements for futures contracts. At period end, the value of securities pledged amounted to $132,801.

 (c) The rate quoted is the annualized seven-day yield of the fund at period end.

Investment Valuation

The following is a summary of the inputs used, as of August 31, 2017, involving the Fund's assets and liabilities carried at fair value. The inputs or methodology used for valuing securities may not be an indication of the risk associated with investing in those securities. Additional information on valuation inputs, and their aggregation into the levels used below, is provided later in this section.

	Valuation Inputs at Reporting Date:
Description	Total	Level 1	Level 2	Level 3
Investments in Securities:
Equities:
Consumer Discretionary	$1,858,700	$1,858,700	$--	$--
Consumer Staples	1,391,882	1,391,882	--	--
Energy	1,211,472	1,211,472	--	--
Financials	6,132,905	6,132,905	--	--
Health Care	3,513,315	3,513,315	--	--
Industrials	1,763,602	1,763,602	--	--
Information Technology	3,263,425	3,263,425	--	--
Materials	892,282	892,282	--	--
Real Estate	116,602	116,602	--	--
Telecommunication Services	303,436	303,436	--	--
Utilities	792,173	792,173	--	--
Other Short-Term Investments	179,729	--	179,729	--
Money Market Funds	3,221,420	3,221,420	--	--
Total Investments in Securities:	$24,640,943	$24,461,214	$179,729	$--
Derivative Instruments:
Assets
Futures Contracts	$4,454	$4,454	$--	$--
Total Assets	$4,454	$4,454	$--	$--
Total Derivative Instruments:	$4,454	$4,454	$--	$--

Investments are valued as of 4:00 p.m. Eastern time on the last calendar day of the period. Security transactions are accounted for as of trade date. The Board of Trustees (the Board) has delegated the day to day responsibility for the valuation of the Fund's investments to the Fair Value Committee (the Committee) established by the Fund's investment adviser. In accordance with valuation policies and procedures approved by the Board, the Fund attempts to obtain prices from one or more third party pricing vendors or brokers to value its investments. When current market prices, quotations or currency exchange rates are not readily available or reliable, investments will be fair valued in good faith by the Committee, in accordance with procedures adopted by the Board. Factors used in determining fair value vary by investment type and may include market or investment specific events, changes in interest rates and credit quality. The frequency with which these procedures are used cannot be predicted and they may be utilized to a significant extent. The Committee oversees the Fund’s valuation policies and procedures and reports to the Board on the Committee's activities and fair value determinations. The Board monitors the appropriateness of the procedures used in valuing the Fund's investments and ratifies the fair value determinations of the Committee. The Fund categorizes the inputs to valuation techniques used to value its investments into a disclosure hierarchy consisting of three levels: Level 1 - quoted prices in active markets for identical investments: Level 2 - other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds etc.): Level 3 - unobservable inputs (including the Fund's own assumptions based on the best information available). Changes in valuation techniques may result in transfers in or out of an assigned level within the disclosure hierarchy. Valuation techniques used to value the Fund's investments by major category are as follows:

Equity securities, including restricted securities, for which market quotations are readily available, are valued at the last reported sale price or official closing price as reported by a third party pricing vendor on the primary market or exchange on which they are traded and are categorized as Level 1 in the hierarchy. In the event there were no sales during the day or closing prices are not available, securities are valued at the last quoted bid price or may be valued using the last available price and are generally categorized as Level 2 in the hierarchy. For foreign equity securities, when market or security specific events arise, comparisons to the valuation of American Depositary Receipts (ADRs), futures contracts, Exchange-Traded Funds (ETFs) and certain indexes as well as quoted prices for similar securities may be used and would be categorized as Level 2 in the hierarchy. Utilizing these techniques may result in transfers between Level 1 and Level 2. For equity securities, including restricted securities, where observable inputs are limited, assumptions about market activity and risk are used and these securities may be categorized as Level 3 in the hierarchy.

Debt securities, including restricted securities, are valued based on evaluated prices received from third party pricing vendors or from brokers who make markets in such securities. U.S. government and government agency obligations are valued by pricing vendors who utilize matrix pricing which considers yield or price of bonds of comparable quality, coupon, maturity and type or by broker supplied prices.

When independent prices are unavailable or unreliable, debt securities may be valued utilizing pricing methodologies which consider similar factors that would be used by third party pricing vendors. Debt securities are generally categorized as Level 2 in the hierarchy but may be Level 3 depending on the circumstances.

Futures contracts are valued at the settlement price established each day by the board of trade or exchange on which they are traded and are categorized as Level 1 in the hierarchy.

If an unaffiliated Underlying Fund's net asset value is unavailable, shares of that fund may be valued by another method that the Board believes reflects fair value in accordance with the Board's fair value pricing policies and is categorized as Level 2 in the hierarchy.

For additional information on the Fund's significant accounting policies, please refer to the Fund's most recent semiannual or annual shareholder report.

The fund's schedule of investments as of the date on the cover of this report has not been audited. This report is provided for the general information of the fund's shareholders. For more information regarding the fund and its holdings, please see the fund's most recent prospectus and annual report.

Third party trademarks and service marks are the property of their respective owners. All other trademarks and service marks are the property of FMR LLC or an affiliate.

Item 2.

Controls and Procedures

(a)(i)  The President and Treasurer and the Chief Financial Officer have concluded that the Fidelity Rutland Square Trust II’s (the “Trust”) disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act) provide reasonable assurances that material information relating to the Trust is made known to them by the appropriate persons, based on their evaluation of these controls and procedures as of a date within 90 days of the filing date of this report.

(a)(ii)  There was no change in the Trust’s internal control over financial reporting (as defined in Rule 30a-3(d) under the Investment Company Act) that occurred during the Trust’s last fiscal quarter that has materially affected, or is reasonably likely to materially affect, the Trust’s internal control over financial reporting.

Item 3.

Exhibits

Certification pursuant to Rule 30a-2(a) under the Investment Company Act of 1940 (17 CFR 270.30a-2(a)) is filed and attached hereto as Exhibit 99.CERT.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

Fidelity Rutland Square Trust II

By:	/s/Adrien E. Deberghes
Adrien E. Deberghes
President and Treasurer

Date:	October 27, 2017

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By:	/s/Adrien E. Deberghes
Adrien E. Deberghes
President and Treasurer

Date:	October 27, 2017

By:	/s/Howard J. Galligan III
Howard J. Galligan III
Chief Financial Officer

Date:	October 27, 2017